UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-05448

TOTAL RETURN VARIABLE ACCOUNT

(Exact name of registrant as specified in charter)

500 Boylston Street, Boston, Massachusetts 02116

(Address of principal executive offices) (Zip code)

Susan S. Newton

Massachusetts Financial Services Company

500 Boylston Street

Boston, Massachusetts 02116

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: December 31

Date of reporting period: December 31, 2010

ITEM 1.	REPORTS TO STOCKHOLDERS.

PROFESSIONALLY MANAGED COMBINATION

FIXED/VARIABLE ANNUITIES

FOR PERSONAL INVESTMENTS AND

QUALIFIED RETIREMENT PLANS

ANNUAL REPORT • December 31, 2010

Capital Appreciation Variable Account

Global Governments Variable Account

Government Securities Variable Account

High Yield Variable Account

Money Market Variable Account

Total Return Variable Account

Issued by

Sun Life Assurance Company of Canada (U.S.),

A Wholly Owned Subsidiary of

Sun Life of Canada (U.S.) Holdings, Inc.

Proxy Voting Policies and Information	Back Cover

Quarterly Portfolio Disclosure	Back Cover

Further Information	Back Cover

This report is prepared for the general information of contract owners. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED MAY LOSE VALUE NO BANK GUARANTEE

Letter from the CEO of MFS

Dear Contract Owners:

After an extended rebound in the financial markets, uncertainty returned in 2010 as investors began to question the durability of the recovery for global economies and markets. That uncertainty led to increased risk aversion, especially as investors saw the eurozone struggle with the debt woes of many of its members. In September, the U.S. Federal Reserve Board’s promises to further loosen monetary policy helped assuage market fears and drive asset prices off their recent lows. A combination of solid earnings and improving economic data gave an additional boost to investor sentiment. As we enter 2011, we are cautiously optimistic that economic growth will continue to improve and that the global economies will recover from the shocks of the past few years. We expect the pace of recovery worldwide will be uneven and volatile.

As always, we continue to be mindful of the many economic challenges faced at the local, national, and international levels. It is in times such as these that we want to remind investors of the merits of maintaining a long-term view, adhering to basic investing principles such as asset allocation and diversification, and working closely with their advisors to research and identify appropriate investment opportunities.

Respectfully,

Robert J. Manning

Chairman and Chief Executive Officer

MFS Investment Management®

February 14, 2011

The opinions expressed in this letter are subject to change, may not be relied upon for investment advice, and no forecasts can be guaranteed.

Portfolio Composition — Capital Appreciation Variable Account

Portfolio structure

Top ten holdings
Oracle Corp.	4.3%
Danaher Corp.	4.1%
Cisco Systems, Inc.	3.7%
Accenture Ltd., “A”	3.4%
Apple, Inc.	3.3%
International Business Machines Corp.	3.1%
Schlumberger Ltd.	2.8%
United Technologies Corp.	2.7%
Colgate-Palmolive Co.	2.7%
Visa, Inc., “A”	2.6%

Equity sectors
Technology	25.5%
Health Care	14.0%
Consumer Staples	12.0%
Financial Services	10.3%
Special Products & Services	10.0%
Industrial Goods & Services	7.6%
Energy	7.4%
Retailing	7.1%
Basic Materials	3.3%
Leisure	1.7%

Percentages are based on net assets as of 12/31/10, unless otherwise noted.

The portfolio is actively managed and current holdings may be different.

Portfolio Composition — Global Governments Variable Account

Portfolio structure (i)

Fixed income sectors (i)
Non-U.S. Government Bonds	62.6%
U.S. Treasury Securities	26.9%
Mortgage-Backed Securities	3.9%
U.S. Government Agencies	2.9%
Commercial Mortgage-Backed Securities	1.7%
High Grade Corporates	0.2%

Composition including fixed income credit quality (a)(i)
AAA	54.7%
AA	37.6%
U.S. Agency (NR)	5.9%
Cash & Other	1.8%

Portfolio facts (i)
Average Duration (d)	6.5
Average Effective Maturity (m)	8.2 yrs.

Issuer country weightings (i)
United States	37.0%
Japan	24.5%
Italy	10.9%
Germany	8.8%
United Kingdom	4.7%
Netherlands	3.6%
Canada	2.9%
Finland	2.6%
France	2.5%
Other Countries	2.5%

(a)	The rating categories include debt securities and fixed-income structured products where these have long-term public ratings. All ratings are assigned in accordance with the following hierarchy: If a security is rated by Moody’s, then that rating is used; if not rated by Moody’s, then a Standard & Poor’s rating is used; if not rated by S&P, then a Fitch rating is used. Ratings from Moody’s are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change. U.S. Agency (NR) includes unrated U.S. Agency fixed income securities and collateralized mortgage obligations of U.S. Agency mortgage-backed securities. Cash & Other includes cash, other assets less liabilities, offsets to derivative positions, and short-term securities. The fund may not hold all of these instruments.
(d)	Duration is a measure of how much a bond’s price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a bond with a 5-year duration is likely to lose about 5.00% of its value due to the interest rate move.
(i)	For purposes of this presentation, the components include the market value of securities, and reflect the impact of the equivalent exposure of derivative positions, if applicable. These amounts may be negative from time to time. The bond component will include any accrued interest amounts. Equivalent exposure is a calculated amount that translates the derivative position into a reasonable approximation of the amount of the underlying asset that the portfolio would have to hold at a given point in time to have the same price sensitivity that results from the portfolio’s ownership of the derivative contract. When dealing with derivatives, equivalent exposure is a more representative measure of the potential impact of a position on portfolio performance than market value. Where the fund holds convertible bonds, these are treated as part of the equity portion of the portfolio.
(m)	In determining an instrument’s effective maturity for purposes of calculating the fund’s dollar-weighted average effective maturity, MFS uses the instrument’s stated maturity or, if applicable, an earlier date on which MFS believes it is probable that a maturity-shortening device (such as a put, pre-refunding or prepayment) will cause the instrument to be repaid. Such an earlier date can be substantially shorter than the instrument’s stated maturity.

Percentages are based on net assets as of 12/31/10, unless otherwise noted.

The portfolio is actively managed and current holdings may be different.

Portfolio Composition — Government Securities Variable Account

Portfolio structure (i)

Fixed income sectors (i)
Mortgage-Backed Securities	47.8%
U.S. Treasury Securities	28.9%
U.S. Government Agencies	11.8%
Municipal Bonds	2.5%
Commercial Mortgage-Backed Securities	2.0%
High Grade Corporates	0.6%

Composition including fixed income credit quality (a)(i)
AAA	36.1%
AA	3.5%
U.S. Agency (NR)	52.3%
Other Fixed Income (NR)	1.7%
Cash & Other	6.4%

Portfolio facts (i)
Average Duration (d)	4.6
Average Effective Maturity (m)	6.6 yrs.

(a)	The rating categories include debt securities and fixed-income structured products where these have long-term public ratings. All ratings are assigned in accordance with the following hierarchy: If a security is rated by Moody’s, then that rating is used; if not rated by Moody’s, then a Standard & Poor’s rating is used; if not rated by S&P, then a Fitch rating is used. Ratings from Moody’s are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change. U.S. Agency (NR) includes unrated U.S. Agency fixed income securities and collateralized mortgage obligations of U.S. Agency mortgage-backed securities. Other Fixed Income (NR) includes unrated long-term fixed income securities, interest rate swaps and fixed income futures. Cash & Other includes cash, other assets less liabilities, offsets to derivative positions, and short-term securities. The fund may not hold all of these instruments.
(d)	Duration is a measure of how much a bond’s price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a bond with a 5-year duration is likely to lose about 5.00% of its value due to the interest rate move.
(i)	For purposes of this presentation, the components include the market value of securities, and reflect the impact of the equivalent exposure of derivative positions, if applicable. These amounts may be negative from time to time. The bond component will include any accrued interest amounts. Equivalent exposure is a calculated amount that translates the derivative position into a reasonable approximation of the amount of the underlying asset that the portfolio would have to hold at a given point in time to have the same price sensitivity that results from the portfolio’s ownership of the derivative contract. When dealing with derivatives, equivalent exposure is a more representative measure of the potential impact of a position on portfolio performance than market value. Where the fund holds convertible bonds, these are treated as part of the equity portion of the portfolio.
(m)	In determining an instrument’s effective maturity for purposes of calculating the fund’s dollar-weighted average effective maturity, MFS uses the instrument’s stated maturity or, if applicable, an earlier date on which MFS believes it is probable that a maturity-shortening device (such as a put, pre-refunding or prepayment) will cause the instrument to be repaid. Such an earlier date can be substantially shorter than the instrument’s stated maturity.

Percentages are based on net assets as of 12/31/10, unless otherwise noted.

The portfolio is actively managed and current holdings may be different.

Portfolio Composition — High Yield Variable Account

Portfolio structure (i)

Top five industries (i)
Broadcasting	6.9%
Energy – Independent	6.6%
Medical & Health Technology & Services	6.6%
Gaming & Lodging	5.2%
Telecommunications – Wireless	5.1%

Composition including fixed income credit quality (a)(i)
AA	0.2%
A	0.1%
BBB	3.7%
BB	30.2%
B	44.8%
CCC	16.1%
CC	0.4%
C	0.1%
D (o)	0.0%
Other Fixed Income (NR)	0.9%
Non-Fixed Income (NR)	3.6%
Cash & Other	(0.1)%

Portfolio facts (i)
Average Duration (d)	4.5
Average Effective Maturity (m)	7.2 yrs.

(a)	The rating categories include debt securities and fixed-income structured products where these have long-term public ratings. All ratings are assigned in accordance with the following hierarchy: If a security is rated by Moody’s, then that rating is used; if not rated by Moody’s, then a Standard & Poor’s rating is used; if not rated by S&P, then a Fitch rating is used. Ratings from Moody’s are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change. Other Fixed Income (NR) includes unrated long-term fixed income securities, interest rate swaps and fixed income futures. Non-Fixed Income (NR) includes equity securities (including convertible bonds and equity derivatives) and commodities. Cash & Other includes cash, other assets less liabilities, offsets to derivative positions, and short-term securities. The fund may not hold all of these instruments.
(d)	Duration is a measure of how much a bond’s price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a bond with a 5-year duration is likely to lose about 5.00% of its value due to the interest rate move.
(i)	For purposes of this presentation, the components include the market value of securities, and reflect the impact of the equivalent exposure of derivative positions, if applicable. These amounts may be negative from time to time. The bond component will include any accrued interest amounts. Equivalent exposure is a calculated amount that translates the derivative position into a reasonable approximation of the amount of the underlying asset that the portfolio would have to hold at a given point in time to have the same price sensitivity that results from the portfolio’s ownership of the derivative contract. When dealing with derivatives, equivalent exposure is a more representative measure of the potential impact of a position on portfolio performance than market value. Where the fund holds convertible bonds, these are treated as part of the equity portion of the portfolio.
(m)	In determining an instrument’s effective maturity for purposes of calculating the fund’s dollar-weighted average effective maturity, MFS uses the instrument’s stated maturity or, if applicable, an earlier date on which MFS believes it is probable that a maturity-shortening device (such as a put, pre-refunding or prepayment) will cause the instrument to be repaid. Such an earlier date can be substantially shorter than the instrument’s stated maturity.

(o) Less than 0.1%.

From time to time “Cash & Other Net Assets” may be negative due to timing of cash receipts and/or equivalent exposure from any derivative holdings.

Percentages are based on net assets as of 12/31/10, unless otherwise noted.

The portfolio is actively managed and current holdings may be different.

Portfolio Composition — Money Market Variable Account

Portfolio structure (u)

Composition including fixed income credit quality (a)(u)
A-1+	3.0%
A-1	97.3%
Not Rated	0.0%
Cash & Other	(0.3)%

Maturity breakdown (u)
0 - 7 days	23.9%
8 - 29 days	32.4%
30 - 59 days	15.4%
60 - 89 days	14.4%
90 - 366 days	14.2%
Other Assets Less Liabilities	(0.3)%

(a)	The composition table shows the percentage of portfolio assets falling within each rating category. Included in each rating category are short-term debt securities, the ratings of which are based on the short-term credit quality ratings of the securities’ issuers. For repurchase agreements, the credit quality is based on the short-term rating of the counterparty with which MFS trades the repurchase agreement. Each short-term debt security is assigned a rating in accordance with the following ratings hierarchy: If the issuer is rated by Moody’s, then that rating is used; if not rated by Moody’s, then a Standard & Poor’s rating is used; if not rated by S&P, then a Fitch rating is used. Cash and other portfolio assets that are not securities are not included in the categories mentioned above. Ratings are converted to the S&P scale and are subject to change.
(u)	For purposes of this presentation, accrued interest, where applicable, is included.

From time to time “Other Assets Less Liabilities” may be negative due to timing of cash receipts.

Percentages are based on net assets as of 12/31/10, unless otherwise noted.

The portfolio is actively managed and current holdings may be different.

Portfolio Composition — Total Return Variable Account

Portfolio structure (i)

Top ten holdings (i)
Fannie Mae, 5.5%, 30 Years	2.4%
JPMorgan Chase & Co.	2.1%
U.S. Treasury Notes, 3.75%, 2018	1.9%
U.S. Treasury Notes, 1.375%, 2013	1.9%
U.S. Treasury Notes, 1.875%, 2014	1.7%
Exxon Mobil Corp.	1.7%
Philip Morris International Inc.	1.7%
Lockheed Martin Corp.	1.6%
Goldman Sachs Group Inc.	1.6%
AT&T Inc.	1.5%

Composition including fixed income credit quality (a)(i)
AAA	15.0%
AA	1.7%
A	3.2%
BBB	5.7%
BB	0.4%
B (o)	0.0%
CCC	0.2%
C (o)	0.0%
U.S. Agency (NR)	13.4%
Non-Fixed Income (NR)	59.6%
Cash & Other	0.8%

Equity sectors
Financial Services	14.2%
Energy	7.6%
Consumer Staples	6.7%
Health Care	6.3%
Industrial Goods & Services	5.9%
Utilities & Communications	5.1%
Technology	3.6%
Retailing	2.6%
Basic Materials	2.5%
Leisure	2.4%
Autos & Housing	1.1%
Special Products & Services	1.1%
Transportation	0.5%

Fixed income sectors (i)
Mortgage-Backed Securities	13.3%
U.S. Treasury Securities	12.3%
High Grade Corporates	8.5%
Commercial Mortgage-Backed Securities	2.0%
Non-U.S. Government Bonds	0.9%
U.S. Government Agencies	0.8%
Emerging Markets Bonds	0.6%
High Yield Corporates	0.4%
Asset-Backed Securities	0.3%
Collateralized Debt Obligations	0.3%
Municipal Bonds	0.2%
Residential Mortgage-Backed Securities (o)	0.0%

Portfolio Composition — Total Return Variable Account — continued

(a)	The rating categories include debt securities and fixed-income structured products where these have long-term public ratings. All ratings are assigned in accordance with the following hierarchy: If a security is rated by Moody’s, then that rating is used; if not rated by Moody’s, then a Standard & Poor’s rating is used; if not rated by S&P, then a Fitch rating is used. Ratings from Moody’s are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change. U.S. Agency (NR) includes unrated U.S. Agency fixed income securities and collateralized mortgage obligations of U.S. Agency mortgage-backed securities. Non-Fixed Income (NR) includes equity securities (including convertible bonds and equity derivatives) and commodities. Cash & Other includes cash, other assets less liabilities, offsets to derivative positions, and short-term securities. The fund may not hold all of these instruments.
(i)	For purposes of this presentation, the components include the market value of securities, and reflect the impact of the equivalent exposure of derivative positions, if applicable. These amounts may be negative from time to time. The bond component will include any accrued interest amounts. Equivalent exposure is a calculated amount that translates the derivative position into a reasonable approximation of the amount of the underlying asset that the portfolio would have to hold at a given point in time to have the same price sensitivity that results from the portfolio’s ownership of the derivative contract. When dealing with derivatives, equivalent exposure is a more representative measure of the potential impact of a position on portfolio performance than market value. Where the fund holds convertible bonds, these are treated as part of the equity portion of the portfolio.
(o)	Less than 0.1%.

Percentages are based on net assets as of 12/31/10, unless otherwise noted.

The portfolio is actively managed and current holdings may be different.

Market Environment

The first quarter of the reporting period witnessed a continuation of the financial market and macroeconomic rebounds that had begun in early 2009. These recoveries in global activity and asset valuations were generally synchronized around the world, led importantly by emerging Asian economies, but broadening to include most of the global economy to varying degrees. Primary drivers of the recoveries included an unwinding of the inventory destocking that took place earlier, the production of manufacturing and capital goods, as well as massive fiscal and monetary stimulus.

During most of the remainder of the period, heightened risk surrounding the public-debt profiles of several of the peripheral European countries impaired market sentiment. At the same time, the improving trend in global macroeconomic data began to weaken somewhat. These two dynamics caused many asset prices to retrench significantly, as many questioned the durability of the global recovery.

Towards the end of the period, the U.S. Federal Reserve led markets to believe that further monetary loosening would be forthcoming if macroeconomic activity did not show signs of improvement. The prospects for more easing by the Fed improved market sentiment and drove risk-asset prices markedly higher. However, in a text-book case of “buy the rumor, sell the fact,” the weeks following the early November announcement of further quantitative easing saw a sell-off in U.S. Treasury bonds. This rise in Treasury yields occurred despite risk-off behavior in equities and credit markets (which would normally result in Treasury yield compression), and appears to have been the result of a few factors: signs of improved U.S. and global economic activity; opposition to quantitative easing from some quarters; and crowded long positions in U.S. Treasuries. The December agreement on an expansionary U.S. fiscal package also boosted sentiment, leading markets to reach near-term highs in risky asset valuations toward year end.

Portfolio of Investments — December 31, 2010

Capital Appreciation Variable Account

Issuer	Shares/Par	Value ($)

COMMON STOCKS - 98.9%
Aerospace - 3.1%
Precision Castparts Corp.	3,780	$526,210
United Technologies Corp.	44,090	3,470,765

		$3,996,975

Alcoholic Beverages - 2.0%
Companhia de Bebidas das Americas, ADR	31,200	$968,136
Diageo PLC	88,778	1,640,202

		$2,608,338

Apparel Manufacturers - 2.6%
LVMH Moet Hennessy Louis Vuitton S.A.	8,657	$1,424,064
NIKE, Inc., “B”	22,580	1,928,784

		$3,352,848

Broadcasting - 0.4%
Omnicom Group, Inc.	10,440	$478,152

Brokerage & Asset Managers - 4.5%
Charles Schwab Corp.	123,910	$2,120,100
CME Group, Inc.	6,800	2,187,900
Franklin Resources, Inc.	13,660	1,519,129

		$5,827,129

Business Services - 10.0%
Accenture Ltd., “A”	90,430	$4,384,951
Automatic Data Processing, Inc.	7,880	364,686
Dun & Bradstreet Corp.	35,800	2,938,822
MSCI, Inc., “A” (a)	58,350	2,273,316
Verisk Analytics, Inc., “A” (a)	72,400	2,467,392
Western Union Co.	30,660	569,356

		$12,998,523

Cable TV - 1.3%
DIRECTV, “A” (a)	41,500	$1,657,095

Chemicals - 1.2%
Monsanto Co.	21,610	$1,504,920

Computer Software - 5.6%
Autodesk, Inc. (a)	43,780	$1,672,396
Oracle Corp.	179,830	5,628,679

		$7,301,075

Computer Software - Systems - 9.1%
Apple, Inc. (a)	13,380	$4,315,853
EMC Corp. (a)	64,140	1,468,806
Hewlett-Packard Co.	49,390	2,079,319
International Business Machines Corp.	27,570	4,046,173

		$11,910,151

Consumer Products - 5.8%
Church & Dwight Co., Inc.	21,510	$1,484,620
Colgate-Palmolive Co.	42,950	3,451,892
Procter & Gamble Co.	40,060	2,577,060

		$7,513,572

Electrical Equipment - 4.5%
Danaher Corp.	112,170	$5,291,059
W.W. Grainger, Inc.	4,310	595,254

		$5,886,313

Electronics - 4.7%
Microchip Technology, Inc.	72,930	$2,494,935
Samsung Electronics Co. Ltd., GDR	1,668	703,729
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	235,766	2,956,506

		$6,155,170

Issuer	Shares/Par	Value ($)

COMMON STOCKS - continued
Energy - Integrated - 2.5%
Chevron Corp.	12,090	$1,103,213
Exxon Mobil Corp.	18,570	1,357,838
Hess Corp.	10,140	776,116

		$3,237,167

Food & Beverages - 4.2%
Groupe Danone	29,995	$1,884,671
Mead Johnson Nutrition Co., “A”	11,070	689,108
PepsiCo, Inc.	43,720	2,856,228

		$5,430,007

Food & Drug Stores - 0.9%
CVS Caremark Corp.	34,679	$1,205,789

General Merchandise - 2.8%
Kohl’s Corp. (a)	34,550	$1,877,447
Target Corp.	29,620	1,781,051

		$3,658,498

Internet - 2.4%
eBay, Inc. (a)	25,530	$710,500
Google, Inc., “A” (a)	4,160	2,470,915

		$3,181,415

Major Banks - 2.2%
Bank of New York Mellon Corp.	20,854	$629,791
State Street Corp.	48,500	2,247,490

		$2,877,281

Medical & Health Technology & Services - 1.4%
Medco Health Solutions, Inc. (a)	8,340	$510,992
Patterson Cos., Inc.	31,380	961,169
VCA Antech, Inc. (a)	16,450	383,121

		$1,855,282

Medical Equipment - 9.5%
Becton, Dickinson & Co.	20,130	$1,701,388
DENTSPLY International, Inc.	78,110	2,669,019
Medtronic, Inc.	46,970	1,742,117
St. Jude Medical, Inc. (a)	15,470	661,343
Synthes, Inc.	8,966	1,211,129
Thermo Fisher Scientific, Inc. (a)	61,240	3,390,246
Waters Corp. (a)	12,070	937,960

		$12,313,202

Metals & Mining - 0.9%
BHP Billiton Ltd., ADR	12,200	$1,133,624

Network & Telecom - 3.7%
Cisco Systems, Inc. (a)	236,490	$4,784,193

Oil Services - 4.9%
National Oilwell Varco, Inc.	40,130	$2,698,743
Schlumberger Ltd.	43,740	3,652,290

		$6,351,033

Other Banks & Diversified Financials - 3.6%
MasterCard, Inc., “A”	5,920	$1,326,731
Visa, Inc., “A”	48,330	3,401,465

		$4,728,196

Pharmaceuticals - 3.1%
Abbott Laboratories	22,510	$1,078,454
Allergan, Inc.	11,560	793,825
Johnson & Johnson	35,860	2,217,941

		$4,090,220

Specialty Chemicals - 1.2%
Praxair, Inc.	16,840	$1,607,715

10-CAVA

Portfolio of Investments — continued

Issuer	Shares/Par	Value ($)

COMMON STOCKS - continued
Specialty Stores - 0.8%
Staples, Inc.	45,400	$1,033,758

Total Common Stocks (Identified Cost, $103,507,920)		$128,677,641

MONEY MARKET FUNDS (v) - 1.2%
MFS Institutional Money Market Portfolio, 0.18%, at Cost and Net Asset Value	1,555,872	$1,555,872

Total Investments (Identified Cost, $105,063,792)		$130,233,513

OTHER ASSETS, LESS LIABILITIES - (0.1)%		(89,483)

NET ASSETS - 100.0%		$130,144,030

See portfolio footnotes and notes to financial statements.

11-CAVA

Portfolio of Investments — December 31, 2010

Global Governments Variable Account

Issuer	Shares/Par		Value ($)

BONDS - 97.0%
Foreign Bonds - 62.3%
Austria - 1.0%
Republic of Austria, 4.65%, 2018	EUR	40,000	$59,021

Belgium - 0.4%
Kingdom of Belgium, 5.5%, 2017	EUR	17,000	$25,235

Canada - 2.9%
Bayview Commercial Asset Trust, FRN, 1.687%, 2023 (z)	CAD	30,000	$24,689
Canada Housing Trust, 4.6%, 2011 (n)	CAD	57,000	58,603
Government of Canada, 4.25%, 2018	CAD	72,000	79,152
Government of Canada, 5.75%, 2033	CAD	10,000	13,452

			$175,896

Finland - 2.6%
Republic of Finland, 3.875%, 2017	EUR	109,000	$157,041

France - 2.5%
Republic of France, 6%, 2025	EUR	49,000	$82,827
Republic of France, 4.75%, 2035	EUR	45,000	68,137

			$150,964

Germany - 8.6%
Federal Republic of Germany, 3.75%, 2013	EUR	185,000	$263,843
Federal Republic of Germany, 3.75%, 2015	EUR	104,000	150,363
Federal Republic of Germany, 4.25%, 2018	EUR	32,000	47,315
Federal Republic of Germany, 6.25%, 2030	EUR	33,000	60,738

			$522,259

Italy - 10.7%
Republic of Italy, 4.75%, 2013	EUR	241,000	$333,758
Republic of Italy, 5.25%, 2017	EUR	226,000	319,731

			$653,489

Japan - 24.4%
Government of Japan, 1.7%, 2017	JPY	65,550,000	$862,383
Government of Japan, 2.1%, 2024	JPY	19,050,000	252,415
Government of Japan, 2.2%, 2027	JPY	20,000,000	263,603
Government of Japan, 2.4%, 2037	JPY	8,000,000	107,134

			$1,485,535

Netherlands - 3.6%
Kingdom of the Netherlands, 3.75%, 2014	EUR	129,000	$185,749
Kingdom of the Netherlands, 5.5%, 2028	EUR	19,000	31,692

			$217,441

Norway - 0.6%
Eksportfinans A.S.A., 1.875%, 2013	$	35,000	$35,408

Spain - 0.4%
Kingdom of Spain, 4.6%, 2019	EUR	22,000	$27,938

United Kingdom - 4.6%
United Kingdom Treasury, 8%, 2015	GBP	43,000	$85,104
United Kingdom Treasury, 8%, 2021	GBP	5,100	11,076
United Kingdom Treasury, 4.25%, 2027	GBP	51,000	81,573
United Kingdom Treasury, 4.25%, 2036	GBP	66,000	103,621

			$281,374

Total Foreign Bonds			$3,791,601

Issuer	Shares/Par	Value ($)

BONDS - continued
U.S. Bonds - 34.7%
Asset-Backed & Securitized - 1.3%
Commercial Mortgage Asset Trust, FRN, 0.84%, 2032 (i)(z)	$857,191	$16,536
Commercial Mortgage Pass-Through Certificates, FRN, 0.45%, 2017 (n)	59,000	56,564
First Union National Bank Commercial Mortgage Trust, FRN, 0.738%, 2043 (i)(n)	572,575	2,277

		$75,377

Local Authorities - 0.2%
University of California Rev. (Build America Bonds), 5.77%, 2043	$15,000	$14,133

Mortgage-Backed - 3.9%
Fannie Mae, 4.771%, 2012	$37,163	$38,746
Fannie Mae, 5.371%, 2013	23,380	24,564
Fannie Mae, 4.78%, 2015	22,928	24,727
Fannie Mae, 5.5%, 2015	8,914	9,795
Fannie Mae, 5.09%, 2016	25,000	27,139
Fannie Mae, 5.424%, 2016	22,984	25,157
Fannie Mae, 5.161%, 2018	23,911	26,050
Fannie Mae, 5.1%, 2019	10,784	11,587
Fannie Mae, 5.18%, 2019	10,788	11,611
Fannie Mae, 6.16%, 2019	9,328	10,448
Freddie Mac, 5.085%, 2019	10,000	10,573
Freddie Mac, 5%, 2025 - 2028	15,901	16,217

		$236,614

U.S. Government Agencies and Equivalents - 2.8%
Aid-Egypt, 4.45%, 2015	$49,000	$53,707
Small Business Administration, 4.57%, 2025	29,147	30,732
Small Business Administration, 5.21%, 2026	80,885	86,826

		$171,265

U.S. Treasury Obligations - 26.5%
U.S. Treasury Bonds, 6.875%, 2025	$133,000	$177,784
U.S. Treasury Bonds, 5.25%, 2029	86,000	98,631
U.S. Treasury Bonds, 4.5%, 2039	17,100	17,560
U.S. Treasury Notes, 4.75%, 2012	318,000	332,956
U.S. Treasury Notes, 4.125%, 2015	165,000	181,693
U.S. Treasury Notes, 4.75%, 2017	380,000	430,914
U.S. Treasury Notes, 3.5%, 2020	208,000	213,071
U.S. Treasury Notes, TIPS, 1.25%, 2020	159,456	163,268

		$1,615,877

Total U.S. Bonds		$2,113,266

Total Bonds (Identified Cost, $5,573,857)		$5,904,867

MONEY MARKET FUNDS (v) - 4.0%
MFS Institutional Money Market Portfolio, 0.18%, at Cost and Net Asset Value	246,397	$246,397

Total Investments (Identified Cost, $5,820,254)		$6,151,264

OTHER ASSETS, LESS LIABILITIES - (1.0)%		(60,454)

NET ASSETS - 100.0%		$6,090,810

12-WGVA

Portfolio of Investments — continued

Derivative Contracts at 12/31/10

Forward Foreign Currency Exchange Contracts at 12/31/10

Type	Currency	Counterparty	Contracts to Deliver/ Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Asset Derivatives
BUY	AUD	Citibank N.A.	7,000	1/12/11	$6,873	$7,153	$280
BUY	AUD	Credit Suisse Group	7,000	1/12/11	6,869	7,153	284
BUY	AUD	Westpac Banking Corp	46,965	1/12/11	45,649	47,995	2,346
BUY	CAD	Goldman Sachs International	35,889	1/12/11	35,081	36,089	1,008
BUY	CAD	UBS AG	7,000	1/12/11	6,919	7,039	120
BUY	CLP	Barclays Bank PLC	7,406,000	1/10/11	15,526	15,817	291
BUY	CNY	JPMorgan Chase Bank N.A.	102,000	1/14/11-4/18/11	15,417	15,478	61
SELL	DKK	Royal Bank of Scotland PLC	44,000	1/12/11	8,031	7,888	143
BUY	EUR	Citibank N.A.	15,000	1/12/11	19,838	20,044	206
BUY	EUR	Deutsche Bank AG	24,000	1/12/11	31,498	32,071	573
BUY	EUR	HSBC Bank	29,754	1/12/11	39,527	39,759	232
BUY	EUR	JPMorgan Chase Bank N.A.	15,558	1/12/11	20,282	20,790	508
BUY	EUR	UBS AG	12,000	1/12/11	15,915	16,036	121
SELL	EUR	Barclays Bank PLC	8,000	1/12/11	11,009	10,690	319
SELL	EUR	Credit Suisse Group	5,000	1/12/11	6,787	6,681	106
SELL	EUR	Deutsche Bank AG	2,000	1/12/11	2,717	2,673	44
SELL	EUR	Goldman Sachs International	9,000	1/12/11	12,449	12,026	423
SELL	EUR	HSBC Bank	36,000	1/12/11	49,393	48,106	1,287
SELL	EUR	JPMorgan Chase Bank N.A.	48,000	1/12/11	67,464	64,142	3,322
SELL	EUR	UBS AG	18,500	1/12/11	25,237	24,721	516
BUY	GBP	Barclays Bank PLC	1,000	1/12/11	1,541	1,559	18
SELL	GBP	Barclays Bank PLC	2,000	1/12/11	3,151	3,118	33
SELL	GBP	Goldman Sachs International	16,000	1/12/11	25,420	24,945	475
SELL	GBP	UBS AG	13,000	1/12/11	20,912	20,267	645
BUY	JPY	Barclays Bank PLC	176,000	1/12/11	2,125	2,168	43
BUY	JPY	Credit Suisse Group	568,000	1/12/11	6,931	6,996	65
BUY	JPY	HSBC Bank	2,137,820	1/12/11	25,870	26,333	463
BUY	JPY	JPMorgan Chase Bank N.A.	49,121,539	1/12/11	600,633	605,065	4,432
BUY	JPY	UBS AG	1,743,000	1/12/11	20,839	21,470	631
SELL	JPY	HSBC Bank	3,610,000	1/12/11	44,488	44,467	21
SELL	JPY	UBS AG	935,000	1/12/11	11,617	11,517	100
SELL	KRW	JPMorgan Chase Bank N.A.	299,000	1/18/11	264	263	1
BUY	MXN	HSBC Bank	191,000	1/12/11	15,371	15,457	86
BUY	NZD	Barclays Bank PLC	9,000	1/12/11	6,812	7,009	197
BUY	PHP	JPMorgan Chase Bank N.A.	367,000	1/28/11	8,313	8,379	66
SELL	SEK	Barclays Bank PLC	26,000	1/12/11	3,872	3,865	7
BUY	SGD	HSBC Bank	23,000	1/12/11	17,773	17,922	149
BUY	SGD	JPMorgan Chase Bank N.A.	20,000	2/07/11	15,316	15,585	269
SELL	TRY	Barclays Bank PLC	19,000	1/26/11	12,506	12,273	233
SELL	TRY	Deutsche Bank AG	40,000	2/22/11	26,585	25,750	835
BUY	TWD	Barclays Bank PLC	503,000	1/27/11	16,565	17,263	698
BUY	ZAR	Deutsche Bank AG	1,000	1/18/11	141	152	11

							$21,668

Liability Derivatives
SELL	AUD	Citibank N.A.	15,000	1/12/11	14,689	15,328	(639)
SELL	CAD	Barclays Bank PLC	15,000	1/12/11	14,850	15,084	(234)
SELL	CAD	Credit Suisse Group	82,381	1/12/11	81,909	82,841	(932)
BUY	DKK	Credit Suisse Group	257,472	1/12/11	48,046	46,158	(1,888)
BUY	EUR	Deutsche Bank AG	14,000	1/12/11	19,414	18,708	(706)
BUY	EUR	Goldman Sachs International	28,311	1/12/11	39,289	37,831	(1,458)
BUY	EUR	JPMorgan Chase Bank N.A.	169,764	1/12/11	236,704	226,853	(9,851)
BUY	EUR	UBS AG	16,643	1/12/11	23,640	22,240	(1,400)
SELL	EUR	Barclays Bank PLC	16,000	1/12/11	20,814	21,381	(567)
SELL	EUR	Citibank N.A.	8,000	1/12/11	10,585	10,690	(105)
SELL	EUR	Deutsche Bank AG	20,000	1/12/11	26,573	26,725	(152)
SELL	EUR	UBS AG	338,227	3/15/11	446,744	451,867	(5,123)
BUY	GBP	Barclays Bank PLC	23,475	1/12/11	37,325	36,598	(727)

13-WGVA

Portfolio of Investments — continued

Forward Foreign Currency Exchange Contracts at 12/31/10 — continued

Type	Currency	Counterparty	Contracts to Deliver/ Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Liability Derivatives - continued
BUY	GBP	Credit Suisse Group	4,000	1/12/11	$6,376	$6,236	$(140)
BUY	GBP	Deutsche Bank AG	60,964	1/12/11	96,217	95,043	(1,174)
BUY	GBP	Royal Bank of Scotland PLC	6,000	1/12/11	9,627	9,354	(273)
BUY	GBP	UBS AG	1,000	1/12/11	1,581	1,559	(22)
BUY	IDR	Barclays Bank PLC	152,286,000	4/01/11	16,790	16,676	(114)
BUY	IDR	JPMorgan Chase Bank N.A.	108,538,000	1/14/11	12,069	12,028	(41)
SELL	IDR	JPMorgan Chase Bank N.A.	261,103,000	1/14/11	28,864	28,935	(71)
BUY	JPY	Barclays Bank PLC	6,000	1/12/11	75	74	(1)
BUY	JPY	Goldman Sachs International	3,208,241	1/12/11	39,539	39,520	(19)
SELL	JPY	Barclays Bank PLC	1,887,000	1/12/11	22,727	23,243	(516)
SELL	JPY	Citibank N.A.	2,610,000	1/12/11	31,534	32,149	(615)
SELL	JPY	Credit Suisse Group	100,000	1/12/11	1,230	1,231	(1)
SELL	JPY	Goldman Sachs International	668,000	1/12/11	8,176	8,228	(52)
SELL	JPY	HSBC Bank	5,558,000	1/12/11	66,333	68,462	(2,129)
SELL	JPY	Royal Bank of Scotland PLC	833,000	1/12/11	10,202	10,261	(59)
SELL	JPY	UBS AG	1,080,000	1/12/11	13,279	13,303	(24)
BUY	KRW	Barclays Bank PLC	28,689,000	1/05/11-1/18/11	25,545	25,266	(279)
BUY	KRW	JPMorgan Chase Bank N.A.	299,000	1/05/11	265	264	(1)
SELL	KRW	Barclays Bank PLC	28,659,000	1/05/11-1/18/11	24,533	25,239	(706)
SELL	NOK	Deutsche Bank AG	1,000	1/12/11	161	171	(10)
SELL	NZD	Barclays Bank PLC	9,000	1/12/11	6,940	7,010	(70)
BUY	PHP	JPMorgan Chase Bank N.A.	1,109,000	1/06/11-1/26/11	25,526	25,318	(208)
SELL	PHP	JPMorgan Chase Bank N.A.	773,000	1/26/11	17,379	17,649	(270)
BUY	SEK	Credit Suisse Group	506,807	1/12/11	75,574	75,334	(240)
SELL	SEK	Barclays Bank PLC	34,000	1/12/11	4,934	5,054	(120)
BUY	SGD	Deutsche Bank AG	10,000	1/12/11	7,798	7,792	(6)
SELL	SGD	Deutsche Bank AG	12,000	1/12/11	9,070	9,350	(280)
BUY	TRY	HSBC Bank	17,000	2/22/11	11,597	10,944	(653)
BUY	TRY	JPMorgan Chase Bank N.A.	42,000	1/26/11-2/22/11	28,322	27,093	(1,229)
SELL	TWD	Credit Suisse Group	484,400	1/27/11	16,000	16,624	(624)
SELL	TWD	JPMorgan Chase Bank N.A.	24,000	1/27/11	817	825	(8)

							$(33,737)

At December 31, 2010, the variable account had sufficient cash and/or securities to cover any commitments under these derivative contracts.

See portfolio footnotes and notes to financial statements.

14-WGVA

Portfolio of Investments — December 31, 2010

Government Securities Variable Account

Issuer	Shares/Par	Value ($)

BONDS - 91.2%
Agency - Other - 5.6%
Financing Corp., 9.4%, 2018	$1,020,000	$1,429,367
Financing Corp., 10.35%, 2018	500,000	739,486
Financing Corp., STRIPS, 0%, 2017	1,220,000	981,723

		$3,150,576

Asset-Backed & Securitized - 2.0%
Citigroup/Deutsche Bank Commercial Mortgage Trust, 5.322%, 2049	$151,000	$156,515
Commercial Mortgage Pass-Through Certificates, “A4”, 5.306%, 2046	424,864	443,127
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.817%, 2049	249,825	261,381
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.988%, 2051	242,098	253,571

		$1,114,594

Local Authorities - 0.5%
Nashville & Davidson County, TN, Metropolitan Government Convention Center Authority (Build America Bonds), 6.731%, 2043	$180,000	$177,250
University of California Rev. (Build America Bonds), 5.77%, 2043	125,000	117,775

		$295,025

Mortgage-Backed - 47.6%
Fannie Mae, 5.503%, 2011	$79,000	$81,334
Fannie Mae, 6.088%, 2011	124,000	126,198
Fannie Mae, 4.73%, 2012	87,112	91,392
Fannie Mae, 4.791%, 2012	39,737	41,431
Fannie Mae, 4.542%, 2013	51,739	54,528
Fannie Mae, 4.845%, 2013	240,545	255,605
Fannie Mae, 5%, 2013 - 2039	3,055,850	3,231,732
Fannie Mae, 5.06%, 2013	96,782	100,904
Fannie Mae, 5.159%, 2013	93,012	99,798
Fannie Mae, 4.562%, 2014	77,071	82,395
Fannie Mae, 4.6%, 2014	116,443	124,254
Fannie Mae, 4.61%, 2014	353,052	377,612
Fannie Mae, 4.77%, 2014	98,220	105,677
Fannie Mae, 4.841%, 2014	698,811	751,009
Fannie Mae, 4.872%, 2014	434,288	462,014
Fannie Mae, 5.1%, 2014 - 2015	192,095	206,851
Fannie Mae, 4.56%, 2015	150,475	161,258
Fannie Mae, 4.62%, 2015	167,645	179,930
Fannie Mae, 4.665%, 2015	101,657	109,292
Fannie Mae, 4.7%, 2015	116,855	125,767
Fannie Mae, 4.74%, 2015	94,297	101,549
Fannie Mae, 4.79%, 2015	94,939	102,346
Fannie Mae, 4.81%, 2015	119,509	129,025
Fannie Mae, 4.815%, 2015	116,203	125,417
Fannie Mae, 4.82%, 2015	235,061	253,762
Fannie Mae, 4.89%, 2015	82,428	89,230
Fannie Mae, 4.922%, 2015	291,048	315,980
Fannie Mae, 5.466%, 2015	195,196	213,838
Fannie Mae, 4.5%, 2016 - 2020	1,302,973	1,377,374
Fannie Mae, 5.725%, 2016	93,114	101,715
Fannie Mae, 6.5%, 2016 - 2037	488,009	545,521
Fannie Mae, 5.5%, 2017 - 2035	4,742,783	5,098,617
Fannie Mae, 6%, 2017 - 2037	1,509,601	1,652,548
Fannie Mae, 5.68%, 2018	41,738	45,316
Fannie Mae, 4.874%, 2019	238,927	259,691
Fannie Mae, 5.6%, 2019	53,296	57,730
Fannie Mae, 4.88%, 2020	70,628	74,540
Fannie Mae, 7.5%, 2022 - 2031	78,848	90,384

Issuer	Shares/Par	Value ($)

BONDS - continued
Mortgage-Backed - continued
Freddie Mac, 4.375%, 2015	$97,457	$99,348
Freddie Mac, 5%, 2016 - 2040	1,237,331	1,300,812
Freddie Mac, 5.085%, 2019	312,000	329,875
Freddie Mac, 6%, 2019 - 2038	1,213,422	1,325,567
Freddie Mac, 4.224%, 2020	152,529	154,636
Freddie Mac, 4.251%, 2020	119,000	120,681
Freddie Mac, 4.5%, 2022 - 2025	177,475	185,742
Freddie Mac, 5.5%, 2022 - 2036	2,042,079	2,189,130
Freddie Mac, 4%, 2025	502,923	518,088
Freddie Mac, 6.5%, 2032 - 2037	308,966	347,178
Ginnie Mae, 5.5%, 2033	832,769	904,722
Ginnie Mae, 4.5%, 2039 - 2040	655,150	684,442
Ginnie Mae, 5.612%, 2058	572,608	616,025
Ginnie Mae, 6.36%, 2058	335,695	364,898

		$26,544,708

Municipals - 2.5%
California Educational Facilities Authority Rev. (Stanford University), 5.25%, 2040	$190,000	$203,659
Harris County, TX, “C”, AGM, 5.25%, 2027	125,000	137,113
Massachusetts Bay Transportation Authority, Sales Tax Rev., “A-1”, 5.25%, 2028	350,000	373,646
Massachusetts Health & Educational Facilities Authority Rev. (Boston College), 5.5%, 2027	250,000	275,705
Massachusetts Health & Educational Facilities Authority Rev. (Massachusetts Institute of Technology), “K”, 5.5%, 2032	245,000	270,980
Massachusetts Water Pollution Abatement Trust, 5.25%, 2033	115,000	122,905

		$1,384,008

U.S. Government Agencies and Equivalents - 6.0%
Aid-Egypt, 4.45%, 2015	$335,000	$367,180
Farmer Mac, 5.5%, 2011 (n)	690,000	708,595
FDIC Structured Sale Guarantee Note, 0%, 2012 (n)	43,000	41,855
Small Business Administration, 6.44%, 2021	257,195	280,512
Small Business Administration, 6.625%, 2021	309,705	338,274
Small Business Administration, 4.98%, 2023	163,334	172,583
Small Business Administration, 4.77%, 2024	360,689	382,410
Small Business Administration, 4.99%, 2024	174,301	185,954
Small Business Administration, 5.11%, 2025	209,718	223,121
U.S. Department of Housing & Urban Development, 6.36%, 2016	500,000	515,645
U.S. Department of Housing & Urban Development, 6.59%, 2016	109,000	107,656

		$3,323,785

U.S. Treasury Obligations - 27.0%
U.S. Treasury Bonds, 9.25%, 2016	$19,000	$25,726
U.S. Treasury Bonds, 7.5%, 2016	218,000	280,181
U.S. Treasury Bonds, 7.875%, 2021	63,000	87,885
U.S. Treasury Bonds, 6.25%, 2023	16,000	20,110

15-GSVA

Portfolio of Investments — continued

Issuer	Shares/Par	Value ($)

BONDS - continued
U.S. Treasury Obligations - continued
U.S. Treasury Bonds, 6.75%, 2026	$33,000	$43,818
U.S. Treasury Bonds, 6.375%, 2027	326,000	419,521
U.S. Treasury Bonds, 5.25%, 2029	1,566,000	1,796,006
U.S. Treasury Bonds, 4.375%, 2038	772,000	780,203
U.S. Treasury Bonds, 4.5%, 2039	1,062,200	1,090,747
U.S. Treasury Notes, 1.125%, 2012	1,170,000	1,179,369
U.S. Treasury Notes, 1.375%, 2013	57,000	57,868
U.S. Treasury Notes, 4%, 2014	211,000	229,858
U.S. Treasury Notes, 1.875%, 2014	2,043,000	2,089,446
U.S. Treasury Notes, 4%, 2015	610,000	668,284
U.S. Treasury Notes, 2.625%, 2016	201,000	205,758
U.S. Treasury Notes, 3.75%, 2018 (f)	2,875,000	3,058,057
U.S. Treasury Notes, 2.75%, 2019	778,400	768,366
U.S. Treasury Notes, 3.125%, 2019	417,000	421,398
U.S. Treasury Notes, 3.5%, 2020	965,000	988,527
U.S. Treasury Notes, TIPS, 1.25%, 2020	805,305	824,556

		$15,035,684

Total Bonds (Identified Cost, $48,771,215)		$50,848,380

Issuer	Shares/Par	Value ($)

MONEY MARKET FUNDS (v) - 8.0%
MFS Institutional Money Market Portfolio, 0.18%, at Cost and Net Asset Value	4,438,810	$4,438,810

Total Investments (Identified Cost, $53,210,025)		$55,287,190

OTHER ASSETS, LESS LIABILITIES - 0.8%		456,726

NET ASSETS - 100.0%		$55,743,916

Derivative Contracts at 12/31/10

Futures Contracts Outstanding at 12/31/10

Description	Currency	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
Liability Derivatives
Interest Rate Futures
U.S. Treasury Note 5 yr (Long)	USD	8	$941,750	March-2011	$(14,778)

At December 31, 2010, the variable account had sufficient cash and/or other liquid securities to cover any commitments under these derivative contracts.

See portfolio footnotes and notes to financial statements.

16-GSVA

Portfolio of Investments — December 31, 2010

High Yield Variable Account

Issuer	Shares/Par	Value ($)

BONDS - 94.2%
Aerospace - 1.4%
Alliant Techsystems, Inc., 6.875%, 2020	$20,000	$20,548
BE Aerospace, Inc., 8.5%, 2018	110,000	120,450
Bombardier, Inc., 7.5%, 2018 (n)	185,000	198,413
Hawker Beechcraft Acquisition Co. LLC, 8.5%, 2015	178,000	132,165
Oshkosh Corp., 8.25%, 2017	75,000	81,563

		$553,139

Airlines - 0.1%
Continental Airlines, Inc., 6.748%, 2018	$22,636	$22,466

Apparel Manufacturers - 0.7%
Hanesbrands, Inc., 8%, 2016	$110,000	$117,975
Hanesbrands, Inc., 6.375%, 2020 (n)	50,000	47,500
Phillips-Van Heusen Corp., 7.375%, 2020	120,000	127,500

		$292,975

Asset-Backed & Securitized - 1.2%
ARCap REIT, Inc., CDO, “H”, 6.078%, 2045 (z)	$165,567	$9,520
Citigroup Commercial Mortgage Trust, FRN, 5.697%, 2049	148,212	67,694
Crest Ltd., CDO, 7%, 2040	159,437	7,972
First Union National Bank Commercial Mortgage Trust, 6.75%, 2032	165,000	159,973
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 6.06%, 2051	110,000	50,988
Merrill Lynch Mortgage Trust, FRN, “B”, 5.825%, 2050	110,000	55,370
Merrill Lynch/Countrywide Commercial Mortgage Trust, FRN, 5.747%, 2050	62,000	53,037
Wachovia Bank Commercial Mortgage Trust, FRN, 5.753%, 2047	87,180	16,692
Wachovia Credit, CDO, FRN, 1.652%, 2026 (z)	250,000	87,500

		$508,746

Automotive - 2.4%
Accuride Corp., 9.5%, 2018 (n)	$110,000	$119,075
Allison Transmission, Inc., 11%, 2015 (n)	115,000	125,350
Ford Motor Credit Co. LLC, 12%, 2015	504,000	634,001
General Motors Corp., 7.125%, 2013 (d)	150,000	50,250
Goodyear Tire & Rubber Co., 10.5%, 2016	30,000	34,200

		$962,876

Basic Industry - 0.3%
Trimas Corp., 9.75%, 2017	$115,000	$125,925

Broadcasting - 6.0%
Allbritton Communications Co., 8%, 2018	$100,000	$101,000
Bonten Media Acquisition Co., 9%, 2015 (p)(z)	34,086	17,837
Citadel Broadcasting Corp., 7.75%, 2018 (z)	15,000	15,525
Entravision Communications Corp., 8.75%, 2017 (n)	30,000	31,650
Inmarsat Finance PLC, 7.375%, 2017 (n)	200,000	210,000
Intelsat Bermuda Ltd., 11.25%, 2017	55,000	59,950
Intelsat Jackson Holdings Ltd., 9.5%, 2016	415,000	437,825
Lamar Media Corp., 6.625%, 2015	85,000	87,125
Lamar Media Corp., “C”, 6.625%, 2015	35,000	35,525
LBI Media, Inc., 8.5%, 2017 (z)	100,000	81,250
Local TV Finance LLC, 9.25%, 2015 (p)(z)	143,986	131,027
Newport Television LLC, 13%, 2017 (n)(p)	47,645	42,785
Nexstar Broadcasting, Inc., 0.5% to 2011, 7% to 2014 (p)	202,491	196,444

Issuer	Shares/Par		Value ($)

BONDS - continued
Broadcasting - continued
Nexstar Broadcasting, Inc., 7%, 2014		$67,000	$65,493
Salem Communications Corp., 9.625%, 2016		19,000	20,140
Sinclair Broadcast Group, Inc., 9.25%, 2017 (n)		65,000	70,363
Sinclair Broadcast Group, Inc., 8.375%, 2018 (n)		20,000	20,650
SIRIUS XM Radio, Inc., 13%, 2013 (z)		30,000	35,700
SIRIUS XM Radio, Inc., 8.75%, 2015 (n)		120,000	129,900
SIRIUS XM Radio, Inc., 7.625%, 2018 (n)		80,000	82,600
Univision Communications, Inc., 12%, 2014 (n)		28,000	30,660
Univision Communications, Inc., 9.75%, 2015 (n)(p)		478,168	501,080
Univision Communications, Inc., 7.875%, 2020 (n)		55,000	57,750
Young Broadcasting, Inc., 8.75%, 2014 (d)		80,000	0

			$2,462,279

Brokerage & Asset Managers - 0.9%
E*TRADE Financial Corp., 7.875%, 2015		$50,000	$49,625
E*TRADE Financial Corp., 12.5%, 2017		80,000	94,000
Janus Capital Group, Inc., 6.95%, 2017		220,000	229,202

			$372,827

Building - 1.6%
Building Materials Holding Corp., 6.875%, 2018 (n)		$85,000	$84,150
Building Materials Holding Corp., 7%, 2020 (n)		55,000	56,513
CEMEX Finance Europe B.V., 9.625%, 2017 (n)	EUR	75,000	98,770
Nortek, Inc., 11%, 2013		$175,933	187,369
Nortek, Inc., 10%, 2018 (z)		35,000	36,138
Owens Corning, 9%, 2019		95,000	111,453
Ply Gem Industries, Inc., 11.75%, 2013		85,000	90,950

			$665,343

Business Services - 2.0%
First Data Corp., 9.875%, 2015		$155,000	$147,638
Interactive Data Corp., 10.25%, 2018 (n)		110,000	120,450
Iron Mountain, Inc., 6.625%, 2016		145,000	145,544
Iron Mountain, Inc., 8.375%, 2021		70,000	75,075
SunGard Data Systems, Inc., 10.25%, 2015		156,000	163,995
SunGard Data Systems, Inc., 7.375%, 2018 (n)		50,000	50,250
SunGard Data Systems, Inc., 7.625%, 2020 (n)		60,000	60,750
Terremark Worldwide, Inc., 12%, 2017		45,000	51,525

			$815,227

Cable TV - 3.5%
Bresnan Broadband Holdings LLC, 8%, 2018 (z)		$30,000	$30,900
Cablevision Systems Corp., 8.625%, 2017		85,000	92,544
CCH II LLC, 13.5%, 2016		120,000	143,100

17-HYVA

Portfolio of Investments — continued

Issuer	Shares/Par	Value ($)

BONDS - continued
Cable TV - continued
CCO Holdings LLC, 7.875%, 2018	$130,000	$134,550
CCO Holdings LLC, 8.125%, 2020	85,000	89,463
Charter Communications Operating LLC, 10.875%, 2014 (n)	80,000	89,400
CSC Holdings LLC, 8.5%, 2014	190,000	208,763
CSC Holdings LLC, 8.5%, 2015	60,000	65,100
EchoStar Corp., 7.125%, 2016	80,000	82,600
Insight Communications Co., Inc., 9.375%, 2018 (n)	75,000	79,875
Mediacom LLC, 9.125%, 2019	115,000	117,300
Videotron LTEE, 6.875%, 2014	45,000	45,563
Virgin Media Finance PLC, 9.125%, 2016	228,000	242,820

		$1,421,978

Chemicals - 4.1%
Ashland, Inc., 9.125%, 2017	$210,000	$242,025
Celanese U.S. Holdings LLC, 6.625%, 2018 (n)	75,000	77,438
Hexion Specialty Chemicals, Inc., 8.875%, 2018	195,000	208,406
Hexion U.S. Finance Corp/Hexion Nova Scotia Finance, 9%, 2020 (n)	30,000	31,725
Huntsman International LLC, 8.625%, 2021 (n)	110,000	118,800
Lumena Resources Corp., 12%, 2014 (n)	105,000	97,650
Lyondell Chemical Co., 11%, 2018	377,972	428,053
Momentive Performance Materials, Inc., 12.5%, 2014	153,000	170,786
Momentive Performance Materials, Inc., 11.5%, 2016	75,000	81,375
Momentive Performance Materials, Inc., 9%, 2021 (n)	60,000	63,300
Polypore International, Inc., 7.5%, 2017 (z)	20,000	20,400
Solutia, Inc., 7.875%, 2020	125,000	133,750

		$1,673,708

Computer Software - 0.2%
Syniverse Holdings, Inc., 9.125%, 2019 (z)	$80,000	$82,600

Computer Software - Systems - 0.4%
DuPont Fabros Technology, Inc., REIT, 8.5%, 2017	$165,000	$176,550

Conglomerates - 0.6%
Amsted Industries, Inc., 8.125%, 2018 (n)	$115,000	$122,044
Pinafore LLC, 9%, 2018 (n)	105,000	113,400

		$235,444

Consumer Products - 1.6%
ACCO Brands Corp., 10.625%, 2015	$15,000	$16,875
ACCO Brands Corp., 7.625%, 2015	60,000	60,000
Central Garden & Pet Co., 8.25%, 2018	85,000	86,063
Easton-Bell Sports, Inc., 9.75%, 2016	95,000	104,263
Jarden Corp., 7.5%, 2017	115,000	121,181
Libbey Glass, Inc., 10%, 2015 (n)	100,000	107,500
NBTY, Inc., 9%, 2018 (n)	15,000	16,013
Scotts Miracle-Gro Co., 6.625%, 2020 (z)	20,000	20,000
Visant Corp., 10%, 2017 (n)	100,000	106,250

		$638,145

Issuer	Shares/Par	Value ($)

BONDS - continued
Consumer Services - 1.7%
KAR Holdings, Inc., 10%, 2015	$41,000	$43,460
KAR Holdings, Inc., FRN, 4.286%, 2014	85,000	80,538
Service Corp. International, 6.75%, 2015	55,000	56,375
Service Corp. International, 7%, 2017	190,000	193,800
Service Corp. International, 7%, 2019	160,000	160,000
Ticketmaster Entertainment, Inc., 10.75%, 2016	160,000	173,200

		$707,373

Containers - 1.5%
Graham Packaging Co. LP/GPC Capital Corp., 9.875%, 2014	$145,000	$150,075
Graham Packaging Co. LP/GPC Capital Corp., 8.25%, 2018	20,000	21,000
Greif, Inc., 6.75%, 2017	165,000	172,425
Owens-Illinois, Inc., 7.375%, 2016	75,000	79,688
Reynolds Group, 7.75%, 2016 (n)	100,000	105,750
Reynolds Group, 7.125%, 2019 (n)	100,000	101,750

		$630,688

Defense Electronics - 0.4%
ManTech International Corp., 7.25%, 2018	$85,000	$88,825
MOOG, Inc., 7.25%, 2018	60,000	62,700

		$151,525

Electronics - 0.9%
Freescale Semiconductor, Inc., 10.125%, 2018 (n)	$55,000	$61,875
Freescale Semiconductor, Inc., 9.25%, 2018 (n)	75,000	82,500
Jabil Circuit, Inc., 7.75%, 2016	120,000	134,700
NXP B.V., 7.875%, 2014	75,000	78,000

		$357,075

Emerging Market Sovereign - 0.1%
Republic of Argentina, FRN, 0.677%, 2012	$38,175	$36,157

Energy - Independent - 6.5%
Anadarko Petroleum Corp., 8.7%, 2019	$60,000	$73,272
Carrizo Oil & Gas, Inc., 8.625%, 2018 (n)	135,000	139,050
Concho Resources, Inc., 8.625%, 2017	30,000	32,700
Denbury Resources, Inc., 8.25%, 2020	110,000	119,350
Energy XXI Gulf Coast, Inc., 9.25%, 2017 (z)	130,000	135,200
Harvest Operations Corp., 6.875%, 2017 (n)	115,000	118,450
Hilcorp Energy I LP, 9%, 2016 (n)	200,000	211,500
Linn Energy LLC, 8.625%, 2020 (n)	35,000	37,713
Linn Energy LLC, 7.75%, 2021 (n)	88,000	90,200
Newfield Exploration Co., 6.625%, 2014	125,000	127,500
Newfield Exploration Co., 6.625%, 2016	60,000	61,650
OPTI Canada, Inc., 9.75%, 2013 (n)	90,000	90,000
OPTI Canada, Inc., 8.25%, 2014	205,000	146,063
Penn Virginia Corp., 10.375%, 2016	175,000	195,125
Pioneer Natural Resources Co., 6.875%, 2018	130,000	138,204
Pioneer Natural Resources Co., 7.5%, 2020	135,000	148,234
Plains Exploration & Production Co., 7%, 2017	210,000	215,775
QEP Resources, Inc., 6.875%, 2021	120,000	126,000
Quicksilver Resources, Inc., 8.25%, 2015	115,000	119,313
Quicksilver Resources, Inc., 9.125%, 2019	105,000	115,238
Range Resources Corp., 8%, 2019	75,000	81,656

18-HYVA

Portfolio of Investments — continued

Issuer	Shares/Par		Value ($)

BONDS - continued
Energy - Independent - continued
SandRidge Energy, Inc., 8%, 2018 (n)		$135,000	$137,025

			$2,659,218

Entertainment - 1.2%
AMC Entertainment, Inc., 11%, 2016		$150,000	$159,000
AMC Entertainment, Inc., 8.75%, 2019		120,000	128,100
AMC Entertainment, Inc., 9.75%, 2020 (z)		60,000	62,400
Cinemark USA, Inc., 8.625%, 2019		95,000	102,838
NAI Entertainment Holdings LLC, 8.25%, 2017 (z)		50,000	52,500

			$504,838

Financial Institutions - 4.9%
American General Finance Corp., 5.375%, 2012		$55,000	$51,975
American General Finance Corp., 6.9%, 2017		100,000	80,750
CIT Group, Inc., 7%, 2014		150,000	151,500
CIT Group, Inc., 7%, 2016		185,000	185,694
CIT Group, Inc., 7%, 2017		510,000	511,275
General Electric Capital Corp., 6.375% to 2017, FRN to 2067		70,000	69,300
GMAC, Inc., 6.75%, 2014		270,000	284,175
International Lease Finance Corp., 5.625%, 2013		75,000	75,375
International Lease Finance Corp., 8.75%, 2017 (n)		155,000	166,238
International Lease Finance Corp., 7.125%, 2018 (n)		154,000	163,625
International Lease Finance Corp., 8.25%, 2020		30,000	30,900
Nationstar Mortgage LLC, 10.875%, 2015 (z)		75,000	73,688
SLM Corp., 8%, 2020		155,000	157,155

			$2,001,650

Food & Beverages - 2.3%
ARAMARK Corp., 8.5%, 2015		$115,000	$120,175
B&G Foods, Inc., 7.625%, 2018		85,000	89,463
CEDC Finance Corp. International, Inc., 9.125%, 2016 (n)		200,000	212,500
Constellation Brands, Inc., 7.25%, 2016		60,000	63,600
Del Monte Foods Co., 6.75%, 2015		185,000	188,931
Pinnacle Foods Finance LLC, 9.25%, 2015		155,000	161,394
TreeHouse Foods, Inc., 7.75%, 2018		95,000	102,956

			$939,019

Forest & Paper Products - 2.2%
Boise, Inc., 8%, 2020		$115,000	$123,050
Cascades, Inc., 7.75%, 2017		80,000	83,400
Georgia-Pacific Corp., 7.125%, 2017 (n)		65,000	69,225
Georgia-Pacific Corp., 8%, 2024		140,000	159,950
Georgia-Pacific Corp., 7.25%, 2028		35,000	37,888
Graphic Packaging Holding Co., 7.875%, 2018		75,000	78,563
JSG Funding PLC, 7.75%, 2015		35,000	35,875
Millar Western Forest Products Ltd., 7.75%, 2013		135,000	127,913
Sappi Papier Holding GmbH, 6.75%, 2012 (z)		60,000	61,527
Smurfit Kappa Group PLC, 7.75%, 2019 (n)	EUR	100,000	140,311

			$917,702

Issuer	Shares/Par	Value ($)

BONDS - continued
Gaming & Lodging - 4.7%
Firekeepers Development Authority, 13.875%, 2015 (n)	$100,000	$118,250
Fontainebleau Las Vegas Holdings LLC, 10.25%, 2015 (d)(n)	180,000	630
Gaylord Entertainment Co., 6.75%, 2014	105,000	103,425
GWR Operating Partnership LLP, 10.875%, 2017	80,000	84,400
Harrah’s Operating Co., Inc., 11.25%, 2017	245,000	275,625
Harrah’s Operating Co., Inc., 10%, 2018	55,000	50,188
Harrah’s Operating Co., Inc., 10%, 2018	128,000	116,800
Host Hotels & Resorts, Inc., 6.75%, 2016	140,000	142,975
Host Hotels & Resorts, Inc., 9%, 2017	135,000	149,850
MGM Mirage, 10.375%, 2014	20,000	22,450
MGM Mirage, 11.125%, 2017	60,000	69,000
MGM Mirage, 9%, 2020 (n)	115,000	126,500
MGM Resorts International, 11.375%, 2018	105,000	113,925
Penn National Gaming, Inc., 8.75%, 2019	125,000	137,813
Royal Caribbean Cruises Ltd., 11.875%, 2015	50,000	61,750
Starwood Hotels & Resorts Worldwide, Inc., 6.75%, 2018	65,000	71,175
Station Casinos, Inc., 6.5%, 2014 (d)	330,000	33
Station Casinos, Inc., 6.875%, 2016 (d)	380,000	38
Station Casinos, Inc., 7.75%, 2016 (d)	70,000	7
Wyndham Worldwide Corp., 6%, 2016	85,000	88,947
Wyndham Worldwide Corp., 7.375%, 2020	110,000	120,928
Wynn Las Vegas LLC, 7.75%, 2020	55,000	59,538

		$1,914,247

Industrial - 1.0%
Altra Holdings, Inc., 8.125%, 2016	$85,000	$90,100
Diversey, Inc., 8.25%, 2019	80,000	86,800
Great Lakes Dredge & Dock Corp., 7.75%, 2013	100,000	100,875
Mueller Water Products, Inc., 7.375%, 2017	85,000	82,025
Mueller Water Products, Inc., 8.75%, 2020	60,000	66,300

		$426,100

Insurance - 1.6%
American International Group, Inc., 8.175% to 2038, FRN to 2068	$390,000	$415,276
ING Capital Funding Trust III, FRN, 3.902%, 2049	95,000	87,638
ING Groep N.V., 5.775% to 2015, FRN to 2049	190,000	163,400

		$666,314

Insurance - Property & Casualty - 1.1%
Liberty Mutual Group, Inc., 10.75% to 2038, FRN to 2058 (n)	$180,000	$217,800
USI Holdings Corp., 9.75%, 2015 (z)	160,000	161,600
XL Group PLC, 6.5% to 2017, FRN to 2049	100,000	86,000

		$465,400

Machinery & Tools - 1.0%
Case Corp., 7.25%, 2016	$60,000	$64,800
Case New Holland, Inc., 7.875%, 2017 (n)	245,000	267,663
Rental Service Corp., 9.5%, 2014	80,000	84,000

		$416,463

19-HYVA

Portfolio of Investments — continued

Issuer	Shares/Par	Value ($)

BONDS - continued
Major Banks - 1.6%
Bank of America Corp., 8% to 2018, FRN to 2049	$185,000	$186,443
JPMorgan Chase & Co., 7.9% to 2018, FRN to 2049	175,000	186,023
Royal Bank of Scotland Group PLC, 7.648% to 2031, FRN to 2049	345,000	288,506

		$660,972

Medical & Health Technology & Services - 6.5%
Biomet, Inc., 10%, 2017	$170,000	$185,725
Biomet, Inc., 10.375%, 2017 (p)	55,000	60,088
Community Health Systems, Inc., 8.875%, 2015	220,000	231,000
Cooper Cos., Inc., 7.125%, 2015	130,000	133,900
Davita, Inc., 6.375%, 2018	105,000	104,475
Davita, Inc., 6.625%, 2020	50,000	49,500
Fresenius Medical Care AG & Co. KGaA, 9%, 2015 (n)	125,000	143,125
HCA, Inc., 9.25%, 2016	455,000	485,428
HCA, Inc., 8.5%, 2019	105,000	114,975
HealthSouth Corp., 8.125%, 2020	195,000	209,625
Tenet Healthcare Corp., 9.25%, 2015	195,000	207,675
Tenet Healthcare Corp., 8%, 2020 (n)	40,000	40,600
United Surgical Partners International, Inc., 8.875%, 2017	65,000	66,950
United Surgical Partners International, Inc., 9.25%, 2017 (p)	90,000	93,600
Universal Hospital Services, Inc., 8.5%, 2015 (p)	175,000	179,813
Universal Hospital Services, Inc., FRN, 3.834%, 2015	45,000	41,175
Vanguard Health Systems, Inc., 8%, 2018	130,000	133,250
VWR Funding, Inc., 10.25%, 2015 (p)	147,375	154,744

		$2,635,648

Metals & Mining - 2.1%
Arch Coal, Inc., 7.25%, 2020	$55,000	$58,025
Arch Western Finance LLC, 6.75%, 2013	57,000	57,570
Cloud Peak Energy, Inc., 8.25%, 2017	120,000	128,850
Cloud Peak Energy, Inc., 8.5%, 2019	130,000	142,350
CONSOL Energy, Inc., 8%, 2017 (n)	85,000	90,525
CONSOL Energy, Inc., 8.25%, 2020 (n)	55,000	59,400
Novelis, Inc., 8.375%, 2017 (z)	60,000	62,100
Novelis, Inc., 8.75%, 2020 (z)	30,000	31,125
Peabody Energy Corp., 7.375%, 2016	165,000	183,150
U.S. Steel Corp., 7.375%, 2020	60,000	61,500

		$874,595

Natural Gas - Distribution - 1.0%
AmeriGas Partners LP, 7.125%, 2016	$145,000	$150,075
Ferrellgas Partners LP, 8.625%, 2020	120,000	129,000
Inergy LP, 6.875%, 2014	120,000	121,800

		$400,875

Natural Gas - Pipeline - 2.2%
Atlas Pipeline Partners LP, 8.125%, 2015	$65,000	$66,950
Atlas Pipeline Partners LP, 8.75%, 2018	90,000	94,050
Crosstex Energy, Inc., 8.875%, 2018	125,000	133,906
El Paso Corp., 7%, 2017	175,000	184,680
El Paso Corp., 7.75%, 2032	60,000	59,684
Energy Transfer Equity LP, 7.5%, 2020	185,000	190,550
Enterprise Products Partners LP, FRN, 8.375%, 2066	73,000	78,384
Enterprise Products Partners LP, FRN, 7.034%, 2068	44,000	45,650

Issuer	Shares/Par	Value ($)

BONDS - continued
Natural Gas - Pipeline - continued
MarkWest Energy Partners LP, 8.75%, 2018	$30,000	$32,475

		$886,329

Network & Telecom - 2.7%
CenturyLink, Inc., 7.6%, 2039	$80,000	$80,632
Cincinnati Bell, Inc., 8.25%, 2017	35,000	34,650
Cincinnati Bell, Inc., 8.75%, 2018	140,000	131,250
Citizens Communications Co., 9%, 2031	50,000	51,375
Frontier Communications Corp., 8.25%, 2017	30,000	32,925
Frontier Communications Corp., 8.5%, 2020	140,000	152,950
Qwest Communications International, Inc., 8%, 2015	55,000	59,125
Qwest Communications International, Inc., 7.125%, 2018 (n)	185,000	191,475
Windstream Corp., 8.625%, 2016	270,000	284,175
Windstream Corp., 8.125%, 2018	20,000	21,000
Windstream Corp., 7.75%, 2020	60,000	61,800

		$1,101,357

Oil Services - 1.3%
Basic Energy Services, Inc., 7.125%, 2016	$35,000	$33,950
Edgen Murray Corp., 12.25%, 2015	75,000	65,250
Expro Finance Luxembourg, 8.5%, 2016 (n)	200,000	191,000
McJunkin Red Man Holding Corp., 9.5%, 2016 (n)	65,000	61,425
Pioneer Drilling Co., 9.875%, 2018	125,000	132,188
Trinidad Drilling Ltd., 7.875%, 2019 (z)	60,000	60,600

		$544,413

Oils - 0.2%
Petroplus Holdings AG, 9.375%, 2019 (n)	$100,000	$92,500

Other Banks & Diversified Financials - 2.1%
Capital One Financial Corp., 10.25%, 2039	$150,000	$160,500
Citigroup Capital XXI, 8.3% to 2037, FRN to 2057	240,000	249,600
Groupe BPCE S.A., 12.5% to 2019, FRN to 2049 (n)	100,000	114,934
LBG Capital No.1 PLC, 7.875%, 2020 (n)	100,000	91,000
Santander UK PLC, 8.963% to 2030, FRN to 2049	210,000	221,550

		$837,584

Pharmaceuticals - 0.1%
Valeant Pharmaceuticals International, Inc., 6.75%, 2017 (n)	$35,000	$34,825
Valeant Pharmaceuticals International, Inc., 7%, 2020 (n)	10,000	9,875

		$44,700

Printing & Publishing - 0.6%
American Media, Inc., 13.5%, 2018 (z)	$14,489	$14,721
McClatchy Co., 11.5%, 2017	35,000	39,331
Nielsen Finance LLC, 11.5%, 2016	100,000	115,500
Nielsen Finance LLC, 0% to 2011, 12.5% to 2016	28,000	29,400
Nielsen Finance LLC, 7.75%, 2018 (n)	50,000	51,750

		$250,702

Railroad & Shipping - 0.4%
Kansas City Southern Railway, 8%, 2015	$155,000	$166,625

20-HYVA

Portfolio of Investments — continued

Issuer	Shares/Par	Value ($)

BONDS - continued
Real Estate - 0.6%
CB Richard Ellis Group, Inc., 11.625%, 2017	$45,000	$52,144
Developers Diversified Realty Corp., REIT, 7.875%, 2020	45,000	50,394
Entertainment Properties Trust, REIT, 7.75%, 2020 (n)	130,000	137,475

		$240,013

Restaurants - 0.1%
Dunkin Finance Corp., 9.625%, 2018 (n)	$55,000	$55,550

Retailers - 2.4%
Express LLC/Express Finance Corp., 8.75%, 2018	$75,000	$79,688
Limited Brands, Inc., 6.9%, 2017	85,000	90,313
Limited Brands, Inc., 6.95%, 2033	50,000	46,750
Neiman Marcus Group, Inc., 10.375%, 2015	115,000	121,469
QVC, Inc., 7.375%, 2020 (n)	135,000	141,413
Rent-A-Center, Inc., 6.625%, 2020	20,000	19,900
Sally Beauty Holdings, Inc., 10.5%, 2016	145,000	159,863
Toys “R” Us Property Co. II LLC, 8.5%, 2017	75,000	80,625
Toys “R” Us, Inc., 10.75%, 2017	215,000	245,100

		$985,121

Specialty Stores - 1.0%
Giraffe Acquisition Corp., 9.125%, 2018 (n)	$75,000	$78,188
Michaels Stores, Inc., 11.375%, 2016	80,000	87,200
Michaels Stores, Inc., 7.75%, 2018 (n)	85,000	84,788
Payless ShoeSource, Inc., 8.25%, 2013	142,000	144,485

		$394,661

Telecommunications - Wireless - 5.0%
Clearwire Corp., 12%, 2015 (n)	$230,000	$247,825
Cricket Communications, Inc., 7.75%, 2016	95,000	98,563
Crown Castle International Corp., 9%, 2015	75,000	82,688
Crown Castle International Corp., 7.125%, 2019	190,000	200,925
Digicel Group Ltd., 8.25%, 2017 (n)	135,000	138,375
Digicel Group Ltd., 10.5%, 2018 (n)	130,000	143,000
MetroPCS Wireless, Inc., 7.875%, 2018	50,000	51,875
Nextel Communications, 7.375%, 2015	110,000	110,138
NII Holdings, Inc., 10%, 2016	115,000	127,363
NII Holdings, Inc., 8.875%, 2019	65,000	70,038
SBA Communications Corp., 8%, 2016	40,000	43,300
SBA Communications Corp., 8.25%, 2019	75,000	81,938
Sprint Capital Corp., 6.875%, 2028	60,000	52,500
Sprint Nextel Corp., 8.375%, 2017	230,000	246,675
Sprint Nextel Corp., 8.75%, 2032	140,000	141,400
Wind Acquisition Finance S.A., 7.25%, 2018 (n)	200,000	203,500

		$2,040,103

Telephone Services - 0.4%
Frontier Communications Corp., 8.125%, 2018	$135,000	$148,163

Transportation - Services - 2.0%
American Petroleum Tankers LLC, 10.25%, 2015 (n)	$60,000	$62,100
Commercial Barge Line Co., 12.5%, 2017	195,000	225,225
Hertz Corp., 8.875%, 2014	129,000	131,903

Issuer	Shares/Par	Value ($)

BONDS - continued
Transportation - Services - continued
Hertz Corp., 7.5%, 2018 (n)	$80,000	$83,000
Hertz Corp., 7.375%, 2021 (z)	110,000	111,100
Navios Maritime Acquisition Corp., 8.625%, 2017 (n)	50,000	51,125
Navios Maritime Holdings, Inc., 8.875%, 2017	60,000	64,950
Swift Services Holdings, Inc., 10%, 2018 (z)	80,000	83,800

		$813,203

Utilities - Electric Power - 3.8%
AES Corp., 8%, 2017	$285,000	$301,388
Calpine Corp., 8%, 2016 (n)	130,000	138,125
Calpine Corp., 7.875%, 2020 (n)	65,000	65,813
Covanta Holding Corp., 7.25%, 2020	50,000	50,689
Dynegy Holdings, Inc., 7.75%, 2019	155,000	103,463
Edison Mission Energy, 7%, 2017	200,000	158,500
Energy Future Holdings Corp., 10%, 2020 (n)	145,000	149,172
Energy Future Holdings Corp., 10%, 2020	225,000	232,036
Genon Escrow Corp., 9.875%, 2020 (n)	155,000	153,838
NRG Energy, Inc., 7.375%, 2016	115,000	117,875
Texas Competitive Electric Holdings LLC, 10.25%, 2015	120,000	67,800

		$1,538,699

Total Bonds (Identified Cost, $37,519,628)		$38,515,810

FLOATING RATE LOANS (g)(r) - 1.4%
Aerospace - 0.2%
Hawker Beechcraft Acquisition Co. LLC, Term Loan, 10.5%, 2014	$77,272	$76,740

Automotive - 0.1%
Ford Motor Co., Term Loan B-1, 3.02%, 2013	$75,104	$74,739

Broadcasting - 0.3%
Gray Television, Inc., Term Loan B, 3.78%, 2014	$52,038	$50,685
Local TV Finance LLC, Term Loan B, 2.31%, 2013	11,694	11,090
New Young Broadcasting Holding Co., Inc., Term Loan, 8%, 2015	55,005	55,074

		$116,849

Building - 0.0%
Goodman Global Holdings, Inc., 2nd Lien Term Loan, 9%, 2017	$6,641	$6,839

Consumer Services - 0.1%
Realogy Corp., Letter of Credit, 3.3%, 2013	$7,791	$7,291
Realogy Corp., Term Loan, 3.28%, 2013	57,192	53,524

		$60,815

Financial Institutions - 0.1%
American General Financial Corp., Term Loan B, 7.25%, 2015	$21,917	$22,205

Gaming & Lodging - 0.4%
Green Valley Ranch Gaming LLC, Second Lien Term Loan, 3.5%, 2014 (d)	$248,868	$4,355
MGM Mirage, Term Loan, 7%, 2014 (o)	163,529	154,413

		$158,768

21-HYVA

Portfolio of Investments — continued

Issuer	Shares/Par	Value ($)

FLOATING RATE LOANS (g)(r) - continued
Utilities - Electric Power - 0.2%
Texas Competitive Electric Holdings Co. LLC, Term Loan B-2, 3.76%, 2014	$98,785	$76,200

Total Floating Rate Loans (Identified Cost, $722,990)		$593,155

COMMON STOCKS - 0.5%
Automotive - 0.1%
Accuride Corp. (a)	2,953	$46,894
Oxford Automotive, Inc. (a)	53	0

		$46,894

Broadcasting - 0.1%
New Young Broadcasting Holding Co., Inc. (a)	25	$59,375

Construction - 0.1%
Nortek, Inc. (a)	764	$27,504

Gaming & Lodging - 0.1%
Ameristar Casinos, Inc.	1,600	$25,008

Printing & Publishing - 0.1%
American Media Operations, Inc. (a)	3,713	$52,985
Golden Books Family Entertainment, Inc. (a)	21,250	0
Quad/Graphics, Inc. (a)	156	6,437

		$59,422

Special Products & Services - 0.0%
Mark IV Industries LLC, Common Units, “A” (a)	113	$5,664

Total Common Stocks (Identified Cost, $335,835)		$223,867

CONVERTIBLE PREFERRED STOCKS - 0.3%
Automotive - 0.3%
General Motors Co., 4.75%, (Identified Cost, $111,000)	2,220	$120,124

Issuer	Shares/Par	Value ($)

PREFERRED STOCKS - 0.1%
Other Banks & Diversified Financials - 0.1%
Citigroup Capital XIII, 7.875% (Identified Cost, $23,750)	950	$25,565

	Strike Price	First Exercise
WARRANTS - 0.4%
Broadcasting - 0.4%
New Young Broadcasting Holding Co., Inc. (1 share for 1 warrant) (Identified Cost, $131,145) (a)	$0.10	7/14/10	67	$159,125

Issuer/Expiration Date/ Strike Price	Number of Contracts
CALL OPTIONS PURCHASED - 0.2%
S&P 500 Index - March 2011 @ $1,225 (Premiums Paid, $46,836)	12	$69,600

Issuer	Shares/Par
MONEY MARKET FUNDS (v) - 1.1%
MFS Institutional Money Market Portfolio, 0.18%, at Cost and Net Asset Value	459,698	$459,698

Total Investments (Identified Cost, $39,350,882)		$40,166,944

OTHER ASSETS, LESS LIABILITIES - 1.8%		726,503

NET ASSETS - 100.0%		$40,893,447

Derivative Contracts at 12/31/10

Futures Contracts Outstanding at 12/31/10

Description	Currency	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
Asset Derivatives - continued
Interest Rate Futures
U.S. Treasury Note 10 yr (Short)	USD	3	$361,313	March-2011	$11,966

Forward Foreign Currency Exchange Contracts at 12/31/10

Type	Currency	Counterparty	Contracts to Deliver/ Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Liability Derivatives
SELL	EUR	UBS AG	179,478	3/15/11	$237,040	$239,781	$(2,741)

At December 31, 2010, the variable account had sufficient cash and/or securities to cover any commitments under these derivative contracts.

See portfolio footnotes and notes to financial statements.

22-HYVA

Portfolio of Investments — December 31, 2010

Money Market Variable Account

Issuer	Shares/Par	Value ($)

CERTIFICATES OF DEPOSIT - 6.4%
Major Banks - 6.4%
Abbey National Treasury Services PLC (US Branch), 0.3%, due 1/21/11	$861,000	$861,000
BNP Paribas/New York Branch, 0.69%, due 1/14/11	930,000	930,000

Total Certificates of Deposit, at Amortized Cost and Value		$1,791,000

COMMERCIAL PAPER (y) - 49.4%
Automotive - 3.0%
Toyota Motor Credit Corp., 0.22%, due 1/13/11	$843,000	$842,938
Toyota Motor Credit Corp., 0.27%, due 2/25/11	1,000	1,000

		$843,938

Food & Beverages - 8.9%
Coca-Cola Co., 0.23%, due 3/16/11 (t)	$853,000	$852,597
Nestle Capital Corp., 0.21%, due 1/11/11 (t)	797,000	796,954
Pepsico, Inc., 0.17%, due 2/11/11 (t)	844,000	843,837

		$2,493,388

Machinery & Tools - 1.9%
Deere and Co., 0.2%, due 1/27/11 (t)	$534,000	$533,923

Major Banks - 17.3%
ANZ National (International) Ltd., 0.29%, due 1/24/11 (t)	$889,000	$888,835
Bank of America Corp., 0.28%, due 1/10/11	865,000	864,939
Barclays U.S. Funding Corp., 0.18%, due 1/03/11	563,000	562,994
HSBC USA, Inc., 0.24%, due 2/14/11	850,000	849,751
JPMorgan Chase & Co., 0.23%, due 5/16/11	843,000	842,273
Toronto Dominion Holdings (USA), Inc., 0.21%, due 1/18/11 (t)	844,000	843,916

		$4,852,708

Network & Telecom - 0.9%
AT&T Inc., 0.21%, due 1/12/11 (t)	$253,000	$252,984

Other Banks & Diversified Financials - 13.8%
Bank of Montreal, 0.24%, due 3/01/11	$478,000	$477,812
Bank of Nova Scotia, 0.235%, due 2/15/11	323,000	322,905
Bank of Nova Scotia, 0.26%, due 3/29/11	521,000	520,673
Citigroup Funding, Inc., 0.29%, due 1/19/11	862,000	861,875
Rabobank USA Financial Corp., 0.3%, due 5/10/11	844,000	843,093
UBS Finance (Delaware) LLC, 0.22%, due 1/18/11	852,000	851,911

		$3,878,269

Pharmaceuticals - 1.6%
Johnson & Johnson, 0.2%, due 3/09/11 (t)	$435,000	$434,838

Tobacco - 2.0%
Philip Morris International, Inc., 0.21%, due 1/18/11 (t)	$563,000	$562,944

Total Commercial Paper, at Amortized Cost and Value		$13,852,992

Issuer	Shares/Par	Value ($)

U.S. GOVERNMENT AGENCIES AND EQUIVALENTS (y) - 22.7%
Fannie Mae, 0.21%, due 2/09/11	$920,000	$919,791
Fannie Mae, 0.2%, due 2/22/11	920,000	919,734
Federal Home Loan Bank, 0.16%, due 3/02/11	860,000	859,771
Federal Home Loan Bank, 0.23%, due 6/01/11	900,000	899,132
Freddie Mac, 0.18%, due 3/07/11	108,000	107,965
Freddie Mac, 0.165%, due 3/14/11	771,000	770,746
Freddie Mac, 0.17%, due 3/14/11	488,000	487,834
Freddie Mac, 0.3%, due 4/26/11	750,000	749,281
Freddie Mac, 0.21%, due 6/07/11	320,000	319,705
Freddie Mac, 0.24%, due 8/16/11	330,000	329,501

Total U.S. Government Agencies and Equivalents, at Amortized Cost and Value		$6,363,460

FLOATING RATE DEMAND NOTES - 2.8%
East Baton Rouge, LA, Pollution Control Rev. (Exxon Mobil Corp.), 0.22%, due 1/03/11	500,000	$500,000
Lincoln County, WY, Pollution Control Rev. (Exxon Mobil Corp.), 0.22%, due 1/03/11	300,000	300,000

Total Floating Rate Demand Notes, at Cost and Value		$800,000

REPURCHASE AGREEMENTS - 19.0%
Bank of America Corp., 0.15%, dated 12/31/10, due 1/03/11, total to be received $2,518,031 (secured by U.S. Treasury and Federal Agency obligations valued at $2,568,360 in a jointly traded account)	$2,518,000	$2,518,000
Goldman Sachs, 0.15%, dated 12/31/10, due 1/03/11, total to be received $2,812,035 (secured by U.S. Treasury and Federal Agency obligations valued at $2,868,251 in a jointly traded account)	2,812,000	2,812,000

Total Repurchase Agreements, at Cost and Value		$5,330,000

Total Investments, at Amortized Cost and Value		$28,137,452

OTHER ASSETS, LESS LIABILITIES - (0.3)%		(75,252)

NET ASSETS - 100.0%		$28,062,200

See portfolio footnotes and notes to financial statements.

23-MMVA

Portfolio of Investments — December, 31, 2010

Total Return Variable Account

Issuer	Shares/Par	Value ($)

COMMON STOCKS - 59.3%
Aerospace - 4.1%
Honeywell International, Inc.	8,460	$449,734
Lockheed Martin Corp.	22,860	1,598,143
Northrop Grumman Corp.	6,970	451,517
Precision Castparts Corp.	1,220	169,836
United Technologies Corp.	17,370	1,367,366

		$4,036,596

Alcoholic Beverages - 0.8%
Diageo PLC	34,200	$631,856
Heineken N.V.	2,891	141,742

		$773,598

Apparel Manufacturers - 0.2%
NIKE, Inc., “B”	2,750	$234,905

Automotive - 0.4%
General Motors Co. (a)	4,040	$148,914
Johnson Controls, Inc.	6,760	258,232

		$407,146

Broadcasting - 1.4%
Omnicom Group, Inc.	11,770	$539,066
Time Warner, Inc.	4,750	152,808
Walt Disney Co.	19,900	746,449

		$1,438,323

Brokerage & Asset Managers - 0.7%
Blackrock, Inc.	933	$177,811
Charles Schwab Corp.	12,540	214,559
Deutsche Boerse AG	1,716	118,782
Franklin Resources, Inc.	2,030	225,756

		$736,908

Business Services - 1.1%
Accenture Ltd., “A”	14,770	$716,197
Dun & Bradstreet Corp.	2,180	178,956
Western Union Co.	9,440	175,301

		$1,070,454

Cable TV - 0.3%
Comcast Corp., “Special A”	16,790	$349,400

Chemicals - 1.7%
3M Co.	9,020	$778,426
E.I. du Pont de Nemours & Co.	3,870	193,036
PPG Industries, Inc.	9,090	764,196

		$1,735,658

Computer Software - 1.0%
Oracle Corp.	31,100	$973,430

Computer Software - Systems - 1.5%
Hewlett-Packard Co.	13,100	$551,510
International Business Machines Corp.	6,150	902,574

		$1,454,084

Construction - 0.6%
Pulte Homes, Inc. (a)	10,430	$78,434
Sherwin-Williams Co.	4,340	363,475
Stanley Black & Decker, Inc.	3,003	200,811

		$642,720

Consumer Products - 1.0%
Avon Products, Inc.	2,480	$72,069
Clorox Co.	2,510	158,833
Procter & Gamble Co.	11,263	724,549

		$955,451

Electrical Equipment - 1.0%
Danaher Corp.	17,900	$844,343
General Electric Co.	8,860	162,049

		$1,006,392

Issuer	Shares/Par	Value ($)

COMMON STOCKS - continued
Electronics - 0.6%
Intel Corp.	26,150	$549,935

Energy - Independent - 3.1%
Anadarko Petroleum Corp.	2,920	$222,387
Apache Corp.	10,850	1,293,646
EOG Resources, Inc.	4,280	391,235
Noble Energy, Inc.	3,500	301,280
Occidental Petroleum Corp.	5,990	587,619
QEP Resources, Inc.	2,840	103,120
Southwestern Energy Co. (a)	4,450	166,564

		$3,065,851

Energy - Integrated - 3.6%
Chevron Corp.	12,135	$1,107,319
Exxon Mobil Corp.	22,682	1,658,508
Hess Corp.	8,750	669,725
TOTAL S.A., ADR	3,220	172,206

		$3,607,758

Engineering - Construction - 0.3%
Fluor Corp.	4,490	$297,507

Food & Beverages - 3.0%
General Mills, Inc.	18,610	$662,330
Groupe Danone	2,565	161,166
J.M. Smucker Co.	2,438	160,055
Kellogg Co.	4,470	228,328
Nestle S.A.	17,216	1,008,103
PepsiCo, Inc.	11,600	757,828

		$2,977,810

Food & Drug Stores - 0.9%
CVS Caremark Corp.	11,434	$397,560
Kroger Co.	6,520	145,787
Walgreen Co.	9,830	382,977

		$926,324

Gaming & Lodging - 0.1%
Starwood Hotels & Resorts Worldwide, Inc.	1,090	$66,250

General Merchandise - 1.0%
Kohl’s Corp. (a)	7,750	$421,135
Target Corp.	8,760	526,739

		$947,874

Insurance - 4.4%
ACE Ltd.	7,450	$463,763
Aflac, Inc.	3,370	190,169
Allstate Corp.	5,930	189,048
Aon Corp.	11,180	514,392
Chubb Corp.	3,410	203,372
MetLife, Inc.	28,210	1,253,652
Prudential Financial, Inc.	14,340	841,901
Travelers Cos., Inc.	12,590	701,389

		$4,357,686

Leisure & Toys - 0.3%
Hasbro, Inc.	5,550	$261,849

Machinery & Tools - 0.5%
Eaton Corp.	4,550	$461,871

Major Banks - 8.3%
Bank of America Corp.	74,440	$993,030
Bank of New York Mellon Corp.	46,314	1,398,683
Goldman Sachs Group, Inc.	9,190	1,545,390
JPMorgan Chase & Co.	49,802	2,112,601
PNC Financial Services Group, Inc.	6,730	408,646
State Street Corp.	15,730	728,928
Wells Fargo & Co.	35,840	1,110,682

		$8,297,960

24-TRVA

Portfolio of Investments — continued

Issuer	Shares/Par	Value ($)

COMMON STOCKS - continued
Medical & Health Technology & Services - 0.1%
Quest Diagnostics, Inc.	2,270	$122,512

Medical Equipment - 2.3%
Becton, Dickinson & Co.	6,040	$510,501
Covidien PLC	3,580	163,463
Medtronic, Inc.	16,050	595,295
St. Jude Medical, Inc. (a)	11,930	510,008
Thermo Fisher Scientific, Inc. (a)	7,130	394,717
Waters Corp. (a)	1,630	126,667

		$2,300,651

Metals & Mining - 0.1%
United States Steel Corp.	2,360	$137,871

Natural Gas - Distribution - 0.1%
Sempra Energy	2,290	$120,179

Natural Gas - Pipeline - 0.2%
Williams Cos., Inc.	9,950	$245,964

Network & Telecom - 0.5%
Cisco Systems, Inc. (a)	24,610	$497,860

Oil Services - 0.8%
Halliburton Co.	2,400	$97,992
National Oilwell Varco, Inc.	2,320	156,020
Noble Corp.	3,150	112,676
Schlumberger Ltd.	1,830	152,805
Transocean, Inc. (a)	3,340	232,163

		$751,656

Other Banks & Diversified Financials - 0.8%
Marshall & Ilsley Corp.	19,370	$134,040
MasterCard, Inc., “A”	1,550	347,371
Visa, Inc., “A”	1,700	119,646
Zions Bancorporation	6,220	150,711

		$751,768

Pharmaceuticals - 3.9%
Abbott Laboratories	17,770	$851,361
Bayer AG	1,914	141,440
GlaxoSmithKline PLC	6,155	118,994
Johnson & Johnson	22,690	1,403,377
Merck & Co., Inc.	3,700	133,348
Pfizer, Inc.	61,277	1,072,960
Roche Holding AG	964	141,249

		$3,862,729

Railroad & Shipping - 0.3%
Canadian National Railway Co.	2,240	$148,893
Union Pacific Corp.	1,210	112,119

		$261,012

Restaurants - 0.3%
McDonald’s Corp.	3,800	$291,688

Specialty Chemicals - 0.7%
Air Products & Chemicals, Inc.	7,590	$690,311

Specialty Stores - 0.5%
Advance Auto Parts, Inc.	1,510	$99,887
Best Buy Co., Inc.	1,990	68,237
Staples, Inc.	13,200	300,564

		$468,688

Telecommunications - Wireless - 0.8%
Vodafone Group PLC	316,045	$816,972

Telephone Services - 1.7%
AT&T, Inc.	49,574	$1,456,484
CenturyLink, Inc.	5,325	245,855

		$1,702,339

Issuer	Shares/Par	Value ($)

COMMON STOCKS - continued
Tobacco - 1.9%
Altria Group, Inc.	3,450	$84,939
Philip Morris International, Inc.	28,290	1,655,814
Reynolds American, Inc.	3,170	103,405

		$1,844,158

Trucking - 0.2%
United Parcel Service, Inc., “B”	3,060	$222,095

Utilities - Electric Power - 2.2%
American Electric Power Co., Inc.	5,720	$205,806
CenterPoint Energy, Inc.	2,700	42,444
Dominion Resources, Inc.	3,324	142,001
Entergy Corp.	4,650	329,360
NextEra Energy, Inc.	2,870	149,211
NRG Energy, Inc. (a)	7,090	138,539
PG&E Corp.	9,320	445,869
PPL Corp.	12,820	337,422
Public Service Enterprise Group, Inc.	13,380	425,618

		$2,216,270

Total Common Stocks (Identified Cost, $47,809,137)		$58,938,463

BONDS - 39.2%
Agency - Other - 0.1%
Financing Corp., 9.65%, 2018	$45,000	$64,716

Asset-Backed & Securitized - 2.7%
Anthracite Ltd., “A”, CDO, FRN, 0.71%, 2017 (z)	$112,137	$106,530
Banc of America Commercial Mortgage, Inc., FRN, 5.742%, 2051	210,000	223,688
Bayview Financial Revolving Mortgage Loan Trust, FRN, 1.86%, 2040 (z)	187,219	85,353
BlackRock Capital Finance LP, 7.75%, 2026 (n)	29,856	4,022
Citigroup Commercial Mortgage Trust, FRN, 5.697%, 2049	142,000	151,794
Citigroup/Deutsche Bank Commercial Mortgage Trust, 5.322%, 2049	237,638	246,317
Countrywide Asset-Backed Certificates, FRN, 5.689%, 2046	90,000	60,459
Credit Suisse Mortgage Capital Certificate, 5.695%, 2040	152,515	156,589
Crest G-Star, CDO, FRN, 0.761%, 2016	197,987	196,007
GMAC Mortgage Corp. Loan Trust, FRN, 5.805%, 2036	87,346	52,711
JPMorgan Chase Commercial Mortgage Securities Corp., 4.78%, 2042	152,000	153,621
JPMorgan Chase Commercial Mortgage Securities Corp., 5.552%, 2045	97,000	103,634
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.232%, 2041	39,903	42,470
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.872%, 2045	110,000	120,297
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.817%, 2049	200,000	209,251
Merrill Lynch Mortgage Trust, FRN, 5.825%, 2050	84,000	24,617
Merrill Lynch Mortgage Trust, FRN, “A3”, 5.825%, 2050	28,792	30,314
Merrill Lynch/Countrywide Commercial Mortgage Trust, FRN, 5.747%, 2050	152,515	157,137
Morgan Stanley Capital I, Inc., FRN, 1.007%, 2030 (i)(n)	1,002,415	26,353

25-TRVA

Portfolio of Investments — continued

Issuer	Shares/Par	Value ($)

BONDS - continued
Asset-Backed & Securitized - continued
Residential Asset Mortgage Products, Inc., FRN, 4.97%, 2034	$83,011	$83,892
Residential Funding Mortgage Securities, Inc., 5.32%, 2035	129,000	46,764
Spirit Master Funding LLC, 5.05%, 2023 (z)	146,696	128,186
Structured Asset Securities Corp., FRN, 4.67%, 2035	25,191	25,031
Wachovia Bank Commercial Mortgage Trust, FRN, 5.902%, 2051	245,000	254,279

		$2,689,316

Automotive - 0.1%
Toyota Motor Credit Corp., 3.2%, 2015	$50,000	$51,647

Broadcasting - 0.1%
News America, Inc., 8.5%, 2025	$99,000	$120,981

Cable TV - 0.4%
Cox Communications, Inc., 4.625%, 2013	$115,000	$123,067
DIRECTV Holdings LLC, 4.6%, 2021	110,000	108,569
Time Warner Entertainment Co. LP, 8.375%, 2033	110,000	138,817

		$370,453

Conglomerates - 0.2%
Kennametal, Inc., 7.2%, 2012	$211,000	$222,450

Consumer Services - 0.2%
Western Union Co., 5.4%, 2011	$165,000	$171,530

Defense Electronics - 0.1%
BAE Systems Holdings, Inc., 5.2%, 2015 (n)	$103,000	$109,847

Electronics - 0.1%
Tyco Electronics Group S.A., 6.55%, 2017	$128,000	$145,461

Emerging Market Quasi-Sovereign - 0.2%
Petroleos Mexicanos, 8%, 2019	$66,000	$79,530
Qtel International Finance Ltd., 7.875%, 2019 (n)	100,000	119,477

		$199,007

Emerging Market Sovereign - 0.2%
Russian Federation, 3.625%, 2015 (z)	$200,000	$200,260

Energy - Independent - 0.1%
Anadarko Petroleum Corp., 6.45%, 2036	$120,000	$119,687

Energy - Integrated - 0.4%
BP Capital Markets PLC, 4.5%, 2020	$25,000	$24,940
Hess Corp., 8.125%, 2019	20,000	25,267
Husky Energy, Inc., 5.9%, 2014	69,000	75,830
Husky Energy, Inc., 7.25%, 2019	71,000	84,306
Petro-Canada, 6.05%, 2018	148,000	168,152

		$378,495

Food & Beverages - 0.3%
Anheuser-Busch Cos., Inc., 8%, 2039 (n)	$110,000	$146,966
Miller Brewing Co., 5.5%, 2013 (n)	126,000	136,760

		$283,726

Food & Drug Stores - 0.1%
CVS Caremark Corp., 6.125%, 2016	$110,000	$124,804

Gaming & Lodging - 0.1%
Wyndham Worldwide Corp., 6%, 2016	$100,000	$104,644

Issuer	Shares/Par	Value ($)

BONDS - continued
Insurance - 0.3%
ING Groep N.V., 5.775% to 2015, FRN to 2049	$133,000	$114,380
Metropolitan Life Global Funding, 5.125%, 2013 (n)	100,000	107,672
Metropolitan Life Global Funding, 5.125%, 2014 (n)	40,000	43,510
Prudential Financial, Inc., 5.375%, 2020	20,000	20,899
Prudential Financial, Inc., 6.625%, 2040	30,000	33,474

		$319,935

Insurance - Property & Casualty - 0.2%
Chubb Corp., 6.375% to 2017, FRN to 2067	$200,000	$208,500

International Market Quasi-Sovereign - 0.8%
Achmea Hypotheekbank N.V., 3.2%, 2014 (n)	$110,000	$114,447
ING Bank N.V., 3.9%, 2014 (n)	110,000	118,188
Irish Life & Permanent PLC, 3.6%, 2013 (e)(n)	100,000	89,702
KFW International Finance, Inc., 4.875%, 2019	120,000	133,061
Royal Bank of Scotland Group PLC, 2.625%, 2012 (n)	200,000	204,732
Societe Financement de l’ Economie Francaise, 3.375%, 2014 (n)	107,000	112,693

		$772,823

Local Authorities - 0.1%
New Jersey Turnpike Authority Rev. (Build America Bonds), “F”, 7.414%, 2040	$90,000	$98,784

Machinery & Tools - 0.1%
Atlas Copco AB, 5.6%, 2017 (n)	$90,000	$96,968

Major Banks - 1.6%
Bank of America Corp., 7.375%, 2014	$40,000	$44,463
Bank of America Corp., 5.49%, 2019	100,000	97,546
Bank of America Corp., 7.625%, 2019	60,000	69,086
BNP Paribas, 7.195% to 2037, FRN to 2049 (n)	100,000	95,500
Commonwealth Bank of Australia, 5%, 2019 (n)	60,000	62,803
Credit Suisse New York, 5.5%, 2014	120,000	131,598
DBS Group Holdings Ltd., 7.657% to 2011, FRN to 2049 (n)	115,000	116,150
Goldman Sachs Group, Inc., 5.625%, 2017	101,000	106,801
JPMorgan Chase & Co., 6.3%, 2019	100,000	113,826
JPMorgan Chase Capital XXII, 6.45%, 2037	47,000	46,817
JPMorgan Chase Capital XXVII, 7%, 2039	13,000	13,611
Merrill Lynch & Co., Inc., 6.15%, 2013	100,000	107,301
Morgan Stanley, 5.75%, 2016	100,000	106,648
Morgan Stanley, 6.625%, 2018	140,000	151,868
PNC Funding Corp., 5.625%, 2017	90,000	96,204
UniCredito Luxembourg Finance S.A., 6%, 2017 (n)	100,000	97,790
Wachovia Corp., 5.25%, 2014	81,000	86,386

		$1,544,398

Medical & Health Technology & Services - 0.2%
CareFusion Corp., 6.375%, 2019	$100,000	$112,979
Hospira, Inc., 6.05%, 2017	93,000	104,190

		$217,169

26-TRVA

Portfolio of Investments — continued

Issuer	Shares/Par	Value ($)

BONDS - continued
Metals & Mining - 0.1%
ArcelorMittal, 6.125%, 2018	$55,000	$58,602
ArcelorMittal, 5.25%, 2020	90,000	88,976

		$147,578

Mortgage-Backed - 13.1%
Fannie Mae, 4.01%, 2013	$17,547	$18,374
Fannie Mae, 4.562%, 2014	83,386	89,147
Fannie Mae, 4.63%, 2014	43,630	46,627
Fannie Mae, 4.841%, 2014	55,936	60,114
Fannie Mae, 4.56%, 2015	36,467	39,080
Fannie Mae, 4.78%, 2015	36,684	39,563
Fannie Mae, 4.922%, 2015	90,317	98,054
Fannie Mae, 5.09%, 2016	40,000	43,422
Fannie Mae, 5.5%, 2016 - 2038	2,491,063	2,684,572
Fannie Mae, 5.725%, 2016	23,279	25,429
Fannie Mae, 4.99%, 2017	79,973	87,359
Fannie Mae, 5.05%, 2017	38,539	41,829
Fannie Mae, 6%, 2017 - 2037	1,373,315	1,510,220
Fannie Mae, 4.5%, 2018	134,480	142,466
Fannie Mae, 5%, 2018 - 2039	1,351,427	1,431,597
Fannie Mae, 6.5%, 2031 - 2037	427,009	479,874
Fannie Mae, 7.5%, 2031	13,985	16,055
Freddie Mac, 6%, 2016 - 2037	633,653	695,085
Freddie Mac, 4.5%, 2018 - 2039	873,924	907,860
Freddie Mac, 5%, 2018 - 2039	839,110	886,390
Freddie Mac, 5.085%, 2019	106,000	112,073
Freddie Mac, 3.808%, 2020	86,000	84,547
Freddie Mac, 5.5%, 2021 - 2034	488,205	525,062
Freddie Mac, 6.5%, 2034 - 2037	196,546	219,912
Freddie Mac, TBA, 4%, 2040	747,000	748,204
Ginnie Mae, 4.5%, 2033 - 2040	446,587	466,591
Ginnie Mae, 5%, 2033 - 2039	583,494	621,054
Ginnie Mae, 5.5%, 2033 - 2035	263,675	286,399
Ginnie Mae, 6%, 2033 - 2038	277,917	308,935
Ginnie Mae, TBA, 4%, 2040	285,000	286,650

		$13,002,544

Municipals - 0.2%
California Educational Facilities Authority Rev. (Stanford University), “T-1”, 5%, 2039	$10,000	$10,244
Massachusetts Health & Educational Facilities Authority Rev. (Boston College), 5.5%, 2030	65,000	69,930
Massachusetts Health & Educational Facilities Authority Rev. (Massachusetts Institute of Technology), “K”, 5.5%, 2032	100,000	110,604

		$190,778

Natural Gas - Pipeline - 0.5%
CenterPoint Energy, Inc., 7.875%, 2013	$112,000	$126,609
Enterprise Products Operating LLC, 6.5%, 2019	76,000	86,295
Kinder Morgan Energy Partners LP, 6.75%, 2011	165,000	166,832
Kinder Morgan Energy Partners LP, 7.75%, 2032	71,000	82,390
Spectra Energy Capital LLC, 8%, 2019	53,000	64,568

		$526,694

Network & Telecom - 0.4%
AT&T, Inc., 6.55%, 2039	$100,000	$108,845
Telecom Italia Capital, 5.25%, 2013	60,000	62,508
Verizon New York, Inc., 6.875%, 2012	196,000	209,083

		$380,436

Issuer	Shares/Par	Value ($)

BONDS - continued
Other Banks & Diversified Financials - 1.1%
American Express Co., 5.5%, 2016	$96,000	$105,464
Banco Santander U.S. Debt S.A.U., 3.781%, 2015 (n)	100,000	93,958
Capital One Financial Corp., 6.15%, 2016	130,000	140,741
Groupe BPCE S.A., 12.5% to 2019, FRN to 2049 (n)	118,000	135,622
Nordea Bank AB, 5.424% to 2015, FRN to 2049 (n)	100,000	94,778
Svenska Handelsbanken AB, 4.875%, 2014 (n)	120,000	127,559
UBS Preferred Funding Trust V, 6.243% to 2016, FRN to 2049	190,000	182,400
Woori Bank, 6.125% to 2011, FRN to 2016 (n)	220,000	222,766

		$1,103,288

Pharmaceuticals - 0.3%
Pfizer, Inc., 7.2%, 2039	$50,000	$64,702
Roche Holdings, Inc., 6%, 2019 (n)	160,000	186,054

		$250,756

Real Estate - 0.3%
Boston Properties, Inc., REIT, 5%, 2015	$42,000	$45,040
HRPT Properties Trust, REIT, 6.25%, 2016	180,000	187,808
WEA Finance LLC, REIT, 6.75%, 2019 (n)	31,000	34,535

		$267,383

Retailers - 0.2%
Limited Brands, Inc., 5.25%, 2014	$36,000	$37,260
Wal-Mart Stores, Inc., 5.25%, 2035	194,000	195,232

		$232,492

Supranational - 0.1%
Asian Development Bank, 2.75%, 2014	$80,000	$83,294

Telecommunications - Wireless - 0.3%
Crown Castle Towers LLC, 6.113%, 2020 (n)	$105,000	$109,549
Crown Castle Towers LLC, 4.883%, 2020 (n)	20,000	19,222
Rogers Communications, Inc., 6.8%, 2018	132,000	158,698

		$287,469

Transportation - Services - 0.1%
Erac USA Finance Co., 7%, 2037 (n)	$98,000	$105,529

U.S. Government Agencies and Equivalents - 0.7%
Aid-Egypt, 4.45%, 2015	$152,000	$166,601
Small Business Administration, 4.35%, 2023	25,181	26,431
Small Business Administration, 4.77%, 2024	63,651	67,484
Small Business Administration, 5.18%, 2024	103,629	110,546
Small Business Administration, 5.52%, 2024	150,509	161,251
Small Business Administration, 4.99%, 2024	89,151	95,111
Small Business Administration, 4.95%, 2025	62,597	66,748

		$694,172

U.S. Treasury Obligations - 12.2%
U.S. Treasury Bonds, 2%, 2013	$197,000	$202,818
U.S. Treasury Bonds, 8.5%, 2020	50,000	71,539

27-TRVA

Portfolio of Investments — continued

Issuer	Shares/Par	Value ($)

BONDS - continued
U.S. Treasury Obligations - continued
U.S. Treasury Bonds, 8%, 2021	$37,000	$52,332
U.S. Treasury Bonds, 6%, 2026	125,000	154,551
U.S. Treasury Bonds, 6.75%, 2026	32,000	42,490
U.S. Treasury Bonds, 5.25%, 2029	424,000	486,275
U.S. Treasury Bonds, 5.375%, 2031	79,000	92,220
U.S. Treasury Bonds, 4.5%, 2036	94,000	97,319
U.S. Treasury Bonds, 5%, 2037	440,000	490,944
U.S. Treasury Bonds, 4.5%, 2039	648,300	665,723
U.S. Treasury Notes, 1.375%, 2012	459,000	465,760
U.S. Treasury Notes, 1.375%, 2013	733,000	744,167
U.S. Treasury Notes, 3.875%, 2013	614,000	656,069
U.S. Treasury Notes, 1.375%, 2013	1,884,000	1,911,525
U.S. Treasury Notes, 3.5%, 2013	420,000	447,825
U.S. Treasury Notes, 3.125%, 2013	57,000	60,469
U.S. Treasury Notes, 2.75%, 2013	138,000	145,062
U.S. Treasury Notes, 1.5%, 2013	280,000	284,025
U.S. Treasury Notes, 1.875%, 2014	1,630,000	1,667,056
U.S. Treasury Notes, 4.75%, 2014	150,000	167,543
U.S. Treasury Notes, 2.625%, 2016	68,000	69,790
U.S. Treasury Notes, 4.75%, 2017	146,000	165,562
U.S. Treasury Notes, 3.75%, 2018	1,807,000	1,922,055
U.S. Treasury Notes, 2.75%, 2019	1,084,100	1,070,125

		$12,133,244

Utilities - Electric Power - 0.9%
Bruce Mansfield Unit, 6.85%, 2034	$206,032	$218,671
MidAmerican Funding LLC, 6.927%, 2029	54,000	62,456
Oncor Electric Delivery Co., 7%, 2022	76,000	89,275
PSEG Power LLC, 6.95%, 2012	111,000	119,676
PSEG Power LLC, 5.32%, 2016	91,000	99,572
System Energy Resources, Inc., 5.129%, 2014 (z)	45,945	47,434
Waterford 3 Funding Corp., 8.09%, 2017	264,256	267,282

		$904,366

Total Bonds (Identified Cost, $37,740,427)		$38,925,624

Issuer	Shares/Par	Value ($)

CONVERTIBLE PREFERRED STOCKS - 0.3%
Automotive - 0.1%
General Motors Co., 4.75%	3,100	$167,741

Energy - Independent - 0.1%
Apache Corp., 6%	880	$58,309

Utilities - Electric Power - 0.1%
PPL Corp., 9.5%	960	$52,771

Total Convertible Preferred Stocks (Identified Cost, $249,035)		$278,821

MONEY MARKET FUNDS (v) - 1.6%
MFS Institutional Money Market Portfolio, 0.18%, at Cost and Net Asset Value	1,598,744	$1,598,744

Total Investments (Identified Cost, $87,397,343)		$99,741,652

OTHER ASSETS, LESS LIABILITIES - (0.4)%		(402,931)

NET ASSETS - 100.0%		$99,338,721

See portfolio footnotes and notes to financial statements.

28-TRVA

Portfolio of Investments — continued

Portfolio Footnotes:

(a)	Non-income producing security.
(d)	Non-income producing security – in default.
(e)	Guaranteed by Minister for Finance of Ireland.
(f)	All or a portion of the security has been segregated as collateral for open futures contracts.
(g)	The rate shown represents a weighted average coupon rate on settled positions at period end, unless otherwise indicated.
(i)	Interest only security for which the variable account receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was:

Variable Account	Value	% of Net Assets
Global Governments Variable Account	$117,444	1.9%
Government Securities Variable Account	750,450	1.3
High Yield Variable Account	8,926,330	21.8
Total Return Variable Account	2,933,152	3.0

(o)	All or a portion of this position has not settled. Upon settlement date, interest rate for unsettled amounts will be determined. The rate shown represents the weighted average coupon rate for settled amounts.
(p)	Payment-in-kind security.
(r)	Remaining maturities of floating rate loans may be less than stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty. These loans may be subject to restrictions on resale. Floating rate loans generally have rates of interest which are determined periodically by reference to a base lending rate plus a premium.
(t)	Security exempt from registration with the U.S. Securities and Exchange Commission under Section 4(2) of the Securities Act of 1933.
(v)	Underlying fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.
(y)	The rate shown represents an annualized yield at time of purchase.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The variable accounts holds the following restricted securities:

Variable Account	Restricted Securities	Acquisition Date	Cost	Value
Global Governments	Bayview Commercial Asset Trust, FRN, 1.687%, 2023	5/25/06	$27,125	$24,689
Variable Account	Commercial Mortgage Asset Trust, FRN, 0.84%, 2032	8/25/03	16,163	16,536

	Total Restricted Securities			$41,225

	% of Net Assets			0.7%

High Yield Variable	AMC Entertainment, Inc., 9.75%, 2020	12/01/10	$60,000	$62,400
Account	American Media, Inc., 13.5%, 2018	12/22/10	14,721	14,721
	ARCap REIT, Inc., CDO, “H”, 6.078%, 2045	9/21/04	145,354	9,520
	Bonten Media Acquisition Co., 9%, 2015	5/22/07 - 11/15/10	34,160	17,837
	Bresnan Broadband Holdings LLC, 8%, 2018	12/01/10	30,000	30,900
	Citadel Broadcasting Corp., 7.75%, 2018	12/06/10	15,000	15,525
	Energy XXI Gulf Coast, Inc., 9.25%, 2017	12/03/10	130,000	135,200
	Hertz Corp., 7.375%, 2021	12/06/10	110,000	111,100
	LBI Media, Inc., 8.5%, 2017	7/18/07	98,766	81,250
	Local TV Finance LLC, 9.25%, 2015	11/09/07 - 11/30/10	140,697	131,027
	NAI Entertainment Holdings LLC, 8.25%, 2017	12/02/10 -12/20/10	51,595	52,500
	Nationstar Mortgage LLC, 10.875%, 2015	3/23/10 - 12/08/10	73,152	73,688
	Nortek, Inc., 10%, 2018	11/18/10	35,000	36,138
	Novelis, Inc., 8.375%, 2017	12/10/10	60,448	62,100
	Novelis, Inc., 8.75%, 2020	12/10/10	30,000	31,125
	Polypore International, Inc., 7.5%, 2017	11/10/10	20,000	20,400
	SIRIUS XM Radio, Inc., 13%, 2013	12/15/10	35,608	35,700
	Sappi Papier Holdings GmbH, 6.75%, 2012	7/29/10 - 8/02/10	60,335	61,527
	Scotts Miracle-Gro Co., 6.625%, 2020	12/13/10	20,000	20,000
	Swift Services Holdings Inc., 10%, 2018	12/15/10	80,000	83,800
	Syniverse Holdings, Inc., 9.125%, 2019	12/16/10	81,609	82,600
	Trinidad Drilling Ltd., 7.875%, 2019	12/09/10	59,549	60,600
	USI Holdings Corp., 9.75%, 2015	5/07/07 - 11/28/07	156,407	161,600
	Wachovia Credit, CDO, FRN, 1.652%, 2026	6/08/06	250,000	87,500

	Total Restricted Securities			$1,478,758

	% of Net Assets			3.6%

Portfolio of Investments — continued

Variable Account	Restricted Securities	Acquisition Date	Cost	Value
Total Return	Anthracite Ltd., “A”, CDO, FRN, 0.71%, 2017	3/19/10	$104,568	$106,530
Variable Account	Bayview Financial Revolving Mortgage Loan Trust, FRN, 1.86%, 2040	3/01/06	187,219	85,353
	Russian Federation, 3.625%, 2015	4/22/10	199,081	200,260
	Spirit Master Funding LLC, 5.05%, 2023	10/04/05	145,290	128,186
	System Energy Resources, Inc., 5.129%, 2014	4/16/04	45,945	47,434

	Total Restricted Securities			$567,763

	% of Net Assets			0.6%

The following abbreviations are used in this report and are defined:

ADR	American Depository Receipt
CDO	Collateralized Debt Obligation
FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.
GDR	Global Depository Receipt
PLC	Public Limited Company
REIT	Real Estate Investment Trust
STRIPS	Separate Trading of Registered Interest and Principal of Securities
TBA	To Be Announced
TIPS	Treasury Inflation Protected Security

Insurers
AGM	Assured Guaranty Municipal

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

AUD	Australian Dollar
CAD	Canadian Dollar
CLP	Chilean Peso
CNY	Chinese Yuan Renminbi
DKK	Danish Krone
EUR	Euro
GBP	British Pound
IDR	Indonesian Rupiah
JPY	Japanese Yen
KRW	Korean Won
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
PHP	Philippine Peso
SEK	Swedish Krona
SGD	Singapore Dollar
TRY	Turkish Lira
TWD	Taiwan Dollar
ZAR	South African Rand

See notes to financial statements.

Statements of Assets and Liabilities — December 31, 2010

(000 Omitted)

	Capital Appreciation Variable Account		Global Governments Variable Account		Government Securities Variable Account		High Yield Variable Account		Money Market Variable Account		Total Return Variable Account
Assets:
Investments —
Non-affiliated issuers, at identified cost	$103,508		$5,574		$48,771		$38,891		$22,807		$85,798
Underlying funds, at cost and net asset value	1,556		246		4,439		460		—		1,599
Repurchase agreements, at cost and value	—		—		—		—		5,330		—

Total investments, at identified cost	$105,064		$5,820		$53,210		$39,351		$28,137		$87,397
Unrealized appreciation	25,170		331		2,077		816		—		12,345

Total investments, at value	$130,234		$6,151		$55,287		$40,167		$28,137		$99,742
Cash	—		—		—		31		1		1
Restricted Cash	—		—		—		5		—		—
Foreign currency, at value (identified cost, $-, $0*, $-, $-, $-, $-)	—		0	*	—		—		—		—
Receivables for
Forward foreign currency exchange contracts	—		22		—		—		—		—
Daily variation margin on open futures contracts	—		—		3		—		—		—
Investments sold	—		—		—		80		—		208
Units sold	26		—		94		—		23		69
Interest and dividends	117		75		401		715		3		414
Receivable from investment adviser	7		9		—		9		7		11
Receivable from sponsor	6		—		7		—		—		1
Other assets	4		0	*	2		1		1		3

Total assets	$130,394		$6,257		$55,794		$41,008		$28,172		$100,449

Liabilities:
Payables for
Forward foreign currency exchange contracts	$—		$34		$—		$3		$—		$—
Daily variation margin on open futures contracts	—		—		—		1		—		—
Investments purchased	—		—		—		54		—		1,020
Units surrendered	209		92		9		6		85		35
Payable to affiliates —
Investment adviser	5		0	*	2		2		1		4
Administrative fee	0	*	0	*	0	*	0	*	0	*	0	*
Sponsor	—		0	*	—		4		5		—
Board of Managers fees	0	*	0	*	0	*	0	*	0	*	0	*
Accrued expenses and other liabilities	36		40		39		45		19		51

Total liabilities	$250		$166		$50		$115		$110		$1,110

Net assets	$130,144		$6,091		$55,744		$40,893		$28,062		$99,339

*	Amount is less than $500.

See notes to financial statements.

Statements of Assets and Liabilities — December 31, 2010 — continued

(000 Omitted except for unit values which are rounded for presentation purposes)

	Unit	Unit Value	Capital Appreciation Variable Account	Global Governments Variable Account	Government Securities Variable Account	High Yield Variable Account	Money Market Variable Account	Total Return Variable Account
Net assets applicable to contract owners:
Capital Appreciation Variable Account —
Compass 2	1,360	$61.454	$83,568
Compass 3	20	40.282	807
Compass 3 – Level 2	2,588	16.917	43,779
Global Governments Variable Account —
Compass 2	55	$31.477		$1,732
Compass 3	6	30.421		175
Compass 3 – Level 2	230	18.003		4,134
Government Securities Variable Account —
Compass 2	889	$46.717			$41,534
Compass 3	3	32.441			104
Compass 3 – Level 2	667	19.168			12,778
High Yield Variable Account —
Compass 2	662	$48.077				$31,826
Compass 3	6	35.117				218
Compass 3 – Level 2	428	18.963				8,115
Money Market Variable Account —
Compass 2	621	$21.247					$13,177
Compass 3	11	17.302					187
Compass 3 – Level 2	1,106	13.086					14,474
Total Return Variable Account —
Compass 2	587	$51.412						$30,186
Compass 3	23	49.689						1,122
Compass 3 – Level 2	2,757	24.238						66,832

Net assets applicable to owners of deferred contracts			128,154	6,041	54,416	40,159	27,838	98,140
Reserve for variable annuities —
Compass 2 Contracts			1,764	11	1,289	698	181	887
Compass 3 Contracts			—	—	—	—	—	—
Compass 3 – Level 2 Contracts			226	39	39	36	43	312

Net assets			$130,144	$6,091	$55,744	$40,893	$28,062	$99,339

See notes to financial statements.

Statements of Operations — Year Ended December 31, 2010

(000 Omitted)

	Capital Appreciation Variable Account	Global Governments Variable Account		Government Securities Variable Account		High Yield Variable Account		Money Market Variable Account		Total Return Variable Account
Net Investment income (loss):
Income —
Interest	$—	$172		$2,569		$3,444		$82		$1,829
Dividends	1,736	—		—		8		—		1,411
Dividends from underlying funds	2	1		9		2		—		2
Foreign taxes withheld	(37)	—		—		—		—		(12)

Total investment income	$1,701	$173		$2,578		$3,454		$82		$3,230

Expenses —
Mortality and expense risk charges	$1,569	$84		$738		$511		$395		$1,243
Management fee	937	51		325		304		157		759
Boards of Managers fees	17	1		8		5		5		14
Distribution expense charge	1	0	*	0	*	0	*	0	*	3
Administrative fee	46	10		23		17		14		38
Custodian fee	31	28		30		26		9		51
Printing	8	11		10		10		14		11
Auditing fees	39	50		45		56		24		52
Legal fees	7	7		7		8		7		7
Miscellaneous	14	5		11		9		7		12

Total expenses	$2,669	$247		$1,197		$946		$632		$2,190
Fees paid indirectly	(0)*	(0	)*	(0	)*	(0	)*	(0	)*	(0)*
Reduction of expenses by investment adviser	(73)	(78)		—		(69)		(155)		(83)

Net expenses	$2,596	$169		$1,197		$877		$477		$2,107

Net investment income (loss)	$(895)	$4		$1,381		$2,577		$(395)		$1,123

Realized and unrealized gain (loss) on investments:
Realized gain (loss) (identified cost basis) —
Investment transactions	$9,743	$84		$682		$1,215		$0	*	$1,585
Futures contracts	—	—		115		15		—		—
Foreign currency transactions	(3)	89		—		33		—		(1)

Net realized gain (loss) on investments and foreign currency transactions	$9,740	$173		$797		$1,263		$0	*	$1,584

Change in unrealized appreciation (depreciation) —
Investments	$4,764	$30		$(124)		$1,265		$—		$5,662
Futures contracts	—	—		24		12		—		—
Translation of assets and liabilities in foreign currencies	7	11		—		(10)		—		4

Net unrealized gain (loss) on investments and foreign currency translation	$4,771	$41		$(100)		$1,267		$—		$5,666

Net realized and unrealized gain (loss) on investments and foreign currency	$14,511	$214		$697		$2,530		$0	*	$7,250

Change in net assets from operations	$13,616	$218		$2,078		$5,107		$(395)		$8,373

*	Amount is less than $500.

See notes to financial statements.

Statements of Changes in Net Assets

(000 Omitted)

	Capital Appreciation Variable Account		Global Governments Variable Account		Government Securities Variable Account
	Years Ended December 31,		Years Ended December 31,		Years Ended December 31,
	2010	2009	2010	2009	2010	2009
Change in net assets:
From operations:
Net investment income (loss)	$(895)	$(690)	$4	$37	$1,381	$1,734
Net realized gain (loss) on investments and foreign currency transactions	9,740	(10,643)	173	59	797	658
Net unrealized gain (loss) on investments and foreign currency translation	4,771	49,716	41	14	(100)	(224)

Change in net assets from operations	$13,616	$38,383	$218	$110	$2,078	$2,168

Participant transactions:
Accumulation activity:
Purchase payments received	$753	$754	$19	$18	$696	$601
Net transfers between variable and fixed accumulation accounts	(1,374)	(2,491)	(241)	85	144	(462)
Withdrawals, surrenders, annuitizations, and contract charges	(14,998)	(13,276)	(1,531)	(956)	(7,933)	(8,599)

Net accumulation activity	$(15,619)	$(15,013)	$(1,753)	$(853)	$(7,093)	$(8,460)

Annuitization activity:
Annuitizations	$76	$2	$—	$—	$28	$259
Annuity payments and contract charges	(302)	(261)	(5)	(6)	(261)	(211)
Adjustments to annuity reserves	5	(77)	(11)	11	0 *	20

Net annuitization activity	$(221)	$(336)	$(16)	$5	$(233)	$68

Change in net assets from participant transactions	$(15,840)	$(15,349)	$(1,769)	$(848)	$(7,326)	$(8,392)

Total change in net assets	$(2,224)	$23,034	$(1,551)	$(738)	$(5,248)	$(6,224)
Net assets:
At beginning of period	132,368	109,334	7,642	8,380	60,992	67,216

At end of period	$130,144	$132,368	$6,091	$7,642	$55,744	$60,992

*	Amount is less than $500.

See notes to financial statements.

Statements of Changes in Net Assets — continued

(000 Omitted)

	High Yield Variable Account		Money Market Variable Account		Total Return Variable Account
	Years Ended December 31,		Years Ended December 31,		Years Ended December 31,
	2010	2009	2010	2009	2010	2009
Change in net assets:
From operations:
Net investment income (loss)	$2,577	$2,962	$(395)	$(472)	$1,123	$1,626
Net realized gain (loss) on investments and foreign currency transactions	1,263	(2,734)	0 *	—	1,584	(7,657)
Net unrealized gain (loss) on investments and foreign currency translation	1,267	13,451	—	—	5,666	21,444

Change in net assets from operations	$5,107	$13,679	$(395)	$(472)	$8,373	$15,413

Participant transactions:
Accumulation activity:
Purchase payments received	$255	$175	$235	$192	$510	$764
Net transfers between variable and fixed accumulation accounts	(510)	(1,074)	927	2,040	(1,099)	(2,849)
Withdrawals, surrenders, annuitizations, and contract charges	(4,980)	(3,856)	(6,646)	(8,583)	(14,004)	(12,313)

Net accumulation activity	$(5,235)	$(4,755)	$(5,484)	$(6,351)	$(14,593)	$(14,398)

Annuitization activity:
Annuitizations	$31	$—	$18	$5	$16	$24
Annuity payments and contract charges	(127)	(110)	(44)	(55)	(167)	(161)
Adjustments to annuity reserves	(0)*	(1)	(1)	(6)	46	(61)

Net annuitization activity	$(96)	$(111)	$(27)	$(56)	$(105)	$(198)

Change in net assets from participant transactions	$(5,331)	$(4,866)	$(5,511)	$(6,407)	$(14,698)	$(14,596)

Total change in net assets	$(224)	$8,813	$(5,906)	$(6,879)	$(6,325)	$817
Net assets:
At beginning of period	41,117	32,304	33,968	40,847	105,664	104,847

At end of period	$40,893	$41,117	$28,062	$33,968	$99,339	$105,664

*	Amount is less than $500.

See notes to financial statements.

Financial Highlights

The financial highlights table is intended to help you understand the variable account’s financial performance for the past 5 years. Certain information reflects financial results for a single unit value. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the variable account held for the entire period.

	Capital Appreciation Variable Account
	Compass 2
	Years Ended 12/31
	2010	2009	2008	2007	2006
Per unit data: (d)
Net asset value — beginning of period	$55.063	$39.750	$63.669	$58.101	$55.446

Investment income	$0.768	$0.685	$0.780	$0.751	$0.560
Expenses	(1.176)	(0.965)	(1.154)	(1.319)	(1.198)

Net investment loss	$(0.408)	$(0.280)	$(0.374)	$(0.568)	$(0.638)
Net realized and unrealized gain (loss) on investments and foreign currency	6.799	15.593	(23.545)	6.136	3.293

Change in unit value	$6.391	$15.313	$(23.919)	$5.568	$2.655

Unit value:
Net asset value — end of period	$61.454	$55.063	$39.750	$63.669	$58.101

Total Return (%) (k)(r)(s)	11.61	38.52	(37.57)	9.58	4.79
Ratios (%) (to average net assets):
Expenses before expense reductions (f)	2.18	2.18	2.17	2.15	2.15
Expenses after expense reductions (f)	2.12	2.12	2.12	2.14	N/A
Net investment loss	(0.72)	(0.60)	(0.68)	(0.91)	(1.11)
Portfolio turnover (%)	43	47	49	63	61
Number of units outstanding at end of period (000 Omitted)	1,360	1,539	1,761	1,980	2,419

	Capital Appreciation Variable Account
	Compass 3
	Years Ended 12/31
	2010	2009	2008	2007	2006
Per unit data: (d)
Net asset value — beginning of period	$36.129	$26.107	$41.858	$38.235	$36.524

Investment income	$0.488	$0.425	$0.497	$0.490	$0.355
Expenses	(0.796)	(0.635)	(0.783)	(0.903)	(0.807)

Net investment loss	$(0.308)	$(0.210)	$(0.286)	$(0.413)	$(0.452)
Net realized and unrealized gain (loss) on investments and foreign currency	4.461	10.232	(15.465)	4.036	2.163

Change in unit value	$4.153	$10.022	$(15.751)	$3.623	$1.711

Unit value:
Net asset value — end of period	$40.282	$36.129	$26.107	$41.858	$38.235

Total Return (%) (k)(r)(s)	11.49	38.39	(37.63)	9.48	4.69
Ratios (%) (to average net assets):
Expenses before expense reductions (f)	2.28	2.28	2.27	2.25	2.25
Expenses after expense reductions (f)	2.22	2.22	2.22	2.24	N/A
Net investment loss	(0.85)	(0.73)	(0.81)	(1.04)	(1.30)
Portfolio turnover (%)	43	47	49	63	61
Number of units outstanding at end of period (000 Omitted)	20	27	46	73	128

Financial Highlights — continued

	Capital Appreciation Variable Account
	Compass 3 – Level 2
	Years Ended 12/31
	2010	2009	2008	2007	2006
Per unit data: (d)
Net asset value — beginning of period	$15.151	$10.932	$17.501	$15.963	$15.226

Investment income	$0.208	$0.186	$0.211	$0.203	$0.152
Expenses	(0.314)	(0.258)	(0.308)	(0.352)	(0.320)

Net investment loss	$(0.106)	$(0.072)	$(0.097)	$(0.149)	$(0.168)
Net realized and unrealized gain (loss) on investments and foreign currency	1.872	4.291	(6.472)	1.687	0.905

Change in unit value	$1.766	$4.219	$(6.569)	$1.538	$0.737

Unit value:
Net asset value — end of period	$16.917	$15.151	$10.932	$17.501	$15.963

Total Return (%) (k)(r)(s)	11.66	38.59	(37.54)	9.64	4.84
Ratios (%) (to average net assets):
Expenses before expense reductions (f)	2.13	2.13	2.12	2.10	2.10
Expenses after expense reductions (f)	2.07	2.07	2.07	2.09	N/A
Net investment loss	(0.70)	(0.58)	(0.65)	(0.88)	(1.13)
Portfolio turnover (%)	43	47	49	63	61
Number of units outstanding at end of period (000 Omitted)	2,588	2,945	3,335	3,671	4,378

(d)	Per unit data is based on the average number of units outstanding during each year.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(k)	The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the variable account may receive proceeds from litigation settlements, without which performance would be lower.

See notes to financial statements.

Financial Highlights — continued

The financial highlights table is intended to help you understand the variable account’s financial performance for the past 5 years. Certain information reflects financial results for a single unit value. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the variable account held for the entire period.

	Global Governments Variable Account
	Compass 2
	Years Ended 12/31
	2010	2009	2008	2007	2006
Per unit data: (d)
Net asset value — beginning of period	$30.488	$29.979	$27.622	$25.732	$24.865

Investment income	$0.781	$0.885	$0.944	$1.052	$1.003
Expenses	(0.763)	(0.742)	(0.716)	(0.653)	(0.629)

Net investment income	$0.018	$0.143	$0.228	$0.399	$0.374
Net realized and unrealized gain (loss) on investments and foreign currency	0.971	0.366	2.129	1.491	0.493

Change in unit value	$0.989	$0.509	$2.357	$1.890	$0.867

Unit value:
Net asset value — end of period	$31.477	$30.488	$29.979	$27.622	$25.732

Total Return (%) (k)(r)(s)	3.24	1.70	8.54	7.34	3.49
Ratios (%) (to average net assets):
Expenses before expense reductions (f)	3.64	3.33	3.50	3.35	3.39
Expenses after expense reductions (f)	2.50	2.50	2.50	2.50	2.50
Net investment income	0.06	0.48	0.79	1.52	1.48
Portfolio turnover (%)	55	87	111	141	118
Number of units outstanding at end of period (000 Omitted)	55	85	91	85	104

	Global Governments Variable Account
	Compass 3
	Years Ended 12/31
	2010	2009	2008	2007	2006
Per unit data: (d)
Net asset value — beginning of period	$29.508	$29.059	$26.814	$25.017	$24.209

Investment income	$0.740	$0.834	$0.904	$1.044	$1.025
Expenses	(0.768)	(0.746)	(0.727)	(0.678)	(0.659)

Net investment income (loss)	$(0.028)	$0.088	$0.177	$0.366	$0.366
Net realized and unrealized gain (loss) on investments and foreign currency	0.941	0.361	2.068	1.431	0.442

Change in unit value	$0.913	$0.449	$2.245	$1.797	$0.808

Unit value:
Net asset value — end of period	$30.421	$29.508	$29.059	$26.814	$25.017

Total Return (%) (k)(r)(s)	3.09	1.55	8.38	7.18	3.34
Ratios (%) (to average net assets):
Expenses before expense reductions (f)	3.79	3.48	3.65	3.50	3.54
Expenses after expense reductions (f)	2.65	2.65	2.65	2.65	2.65
Net investment income (loss)	(0.09)	0.31	0.65	1.44	1.41
Portfolio turnover (%)	55	87	111	141	118
Number of units outstanding at end of period (000 Omitted)	6	7	11	15	18

Financial Highlights — continued

	Global Governments Variable Account
	Compass 3 – Level 2
	Years Ended 12/31
	2010	2009	2008	2007	2006
Per unit data: (d)
Net asset value — beginning of period	$17.438	$17.147	$15.798	$14.718	$14.221

Investment income	$0.454	$0.508	$0.541	$0.608	$0.574
Expenses	(0.444)	(0.426)	(0.410)	(0.377)	(0.361)

Net investment income	$0.010	$0.082	$0.131	$0.231	$0.213
Net realized and unrealized gain (loss) on investments and foreign currency	0.555	0.209	1.218	0.849	0.284

Change in unit value	$0.565	$0.291	$1.349	$1.080	$0.497

Unit value:
Net asset value — end of period	$18.003	$17.438	$17.147	$15.798	$14.718

Total Return (%) (k)(r)(s)	3.24	1.70	8.54	7.34	3.49
Ratios (%) (to average net assets):
Expenses before expense reductions (f)	3.64	3.33	3.50	3.35	3.39
Expenses after expense reductions (f)	2.50	2.50	2.50	2.50	2.50
Net investment income	0.06	0.48	0.79	1.53	1.47
Portfolio turnover (%)	55	87	111	141	118
Number of units outstanding at end of period (000 Omitted)	230	274	306	332	403

(d)	Per unit data is based on the average number of units outstanding during each year.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(k)	The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the variable account may receive proceeds from litigation settlements, without which performance would be lower.

See notes to financial statements.

Financial Highlights — continued

The financial highlights table is intended to help you understand the variable account’s financial performance for the past 5 years. Certain information reflects financial results for a single unit value. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the variable account held for the entire period.

	Government Securities Variable Account
	Compass 2
	Years Ended 12/31
	2010	2009	2008	2007	2006
Per unit data: (d)
Net asset value — beginning of period	$45.185	$43.715	$40.804	$38.619	$37.679

Investment income	$2.100	$2.152	$2.116	$2.117	$2.024
Expenses	(0.976)	(0.917)	(0.860)	(0.802)	(0.757)

Net investment income	$1.124	$1.235	$1.256	$1.315	$1.267
Net realized and unrealized gain (loss) on investments	0.408	0.235	1.655	0.870	(0.327)

Change in unit value	$1.532	$1.470	$2.911	$2.185	$0.940

Unit value:
Net asset value — end of period	$46.717	$45.185	$43.715	$40.804	$38.619

Total Return (%) (k)(s)	3.39	3.36	7.14	5.66	2.50
Ratios (%) (to average net assets):
Expenses (f)	2.07	2.04	2.05	2.02	2.01
Net investment income	2.33	2.70	2.93	3.26	3.28
Portfolio turnover (%)	33	27	45	35	17
Number of units outstanding at end of period (000 Omitted)	889	1,010	1,151	1,269	1,538

	Government Securities Variable Account
	Compass 3
	Years Ended 12/31
	2010	2009	2008	2007	2006
Per unit data: (d)
Net asset value — beginning of period	$31.409	$30.417	$28.419	$26.924	$26.295

Investment income	$1.401	$1.442	$1.427	$1.470	$1.352
Expenses	(0.671)	(0.651)	(0.618)	(0.583)	(0.538)

Net investment income	$0.730	$0.791	$0.809	$0.887	$0.814
Net realized and unrealized gain (loss) on investments	0.302	0.201	1.189	0.608	(0.185)

Change in unit value	$1.032	$0.992	$1.998	$1.495	$0.629

Unit value:
Net asset value — end of period	$32.441	$31.409	$30.417	$28.419	$26.924

Total Return (%) (k)(s)	3.29	3.26	7.03	5.55	2.40
Ratios (%) (to average net assets):
Expenses (f)	2.17	2.14	2.15	2.12	2.11
Net investment income	2.34	2.60	2.80	3.25	3.15
Portfolio turnover (%)	33	27	45	35	17
Number of units outstanding at end of period (000 Omitted)	3	10	20	28	40

Financial Highlights — continued

	Government Securities Variable Account
	Compass 3 – Level 2
	Years Ended 12/31
	2010	2009	2008	2007	2006
Per unit data: (d)
Net asset value — beginning of period	$18.530	$17.918	$16.717	$15.814	$15.421

Investment income	$0.837	$0.862	$0.848	$0.848	$0.813
Expenses	(0.387)	(0.364)	(0.342)	(0.318)	(0.300)

Net investment income	$0.450	$0.498	$0.506	$0.530	$0.513
Net realized and unrealized gain (loss) on investments	0.188	0.114	0.695	0.373	(0.120)

Change in unit value	$0.638	$0.612	$1.201	$0.903	$0.393

Unit value:
Net asset value — end of period	$19.168	$18.530	$17.918	$16.717	$15.814

Total Return (%) (k)(s)	3.44	3.41	7.19	5.71	2.55
Ratios (%) (to average net assets):
Expenses (f)	2.02	1.99	2.00	1.97	1.96
Net investment income	2.34	2.72	2.94	3.29	3.30
Portfolio turnover (%)	33	27	45	35	17
Number of units outstanding at end of period (000 Omitted)	667	731	831	889	1,054

(d)	Per unit data is based on the average number of units outstanding during each year.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(k)	The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.
(s)	From time to time the variable account may receive proceeds from litigation settlements, without which performance would be lower.

See notes to financial statements.

Financial Highlights — continued

The financial highlights table is intended to help you understand the variable account’s financial performance for the past 5 years. Certain information reflects financial results for a single unit value. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the variable account held for the entire period.

	High Yield Variable Account
	Compass 2
	Years Ended 12/31
	2010	2009	2008	2007	2006
Per unit data: (d)
Net asset value — beginning of period	$42.360	$29.057	$40.344	$40.172	$36.840

Investment income	$3.913	$3.733	$3.568	$3.391	$3.121
Expenses	(0.995)	(0.781)	(0.817)	(0.901)	(0.847)

Net investment income	$2.918	$2.952	$2.751	$2.490	$2.274
Net realized and unrealized gain (loss) on investments and foreign currency	2.799	10.351	(14.038)	(2.318)	1.058

Change in unit value	$5.717	$13.303	$(11.287)	$0.172	$3.332

Unit value:
Net asset value — end of period	$48.077	$42.360	$29.057	$40.344	$40.172

Total Return (%) (k)(r)(s)	13.50	45.78	(27.98)	0.43	9.04
Ratios (%) (to average net assets):
Expenses before expense reductions (f)	2.37	2.35	2.36	2.25	2.32
Expenses after expense reductions (f)	2.20	2.20	2.20	2.20	2.22
Net investment income	6.36	8.18	7.28	5.96	5.84
Portfolio turnover (%)	66	56	62	66	88
Number of units outstanding at end of period (000 Omitted)	662	753	862	958	1,119

	High Yield Variable Account
	Compass 3
	Years Ended 12/31
	2010	2009	2008	2007	2006
Per unit data: (d)
Net asset value — beginning of period	$30.972	$21.266	$29.556	$29.459	$27.043

Investment income	$2.791	$2.629	$2.515	$2.445	$2.212
Expenses	(0.749)	(0.580)	(0.613)	(0.681)	(0.635)

Net investment income	$2.042	$2.049	$1.902	$1.764	$1.577
Net realized and unrealized gain (loss) on investments and foreign currency	2.103	7.657	(10.192)	(1.667)	0.839

Change in unit value	$4.145	$9.706	$(8.290)	$0.097	$2.416

Unit value:
Net asset value — end of period	$35.117	$30.972	$21.266	$29.556	$29.459

Total Return (%) (k)(r)(s)	13.38	45.64	(28.05)	0.33	8.94
Ratios (%) (to average net assets):
Expenses before expense reductions (f)	2.47	2.45	2.46	2.35	2.42
Expenses after expense reductions (f)	2.30	2.30	2.30	2.30	2.32
Net investment income	6.26	8.08	7.09	5.93	5.71
Portfolio turnover (%)	66	56	62	66	88
Number of units outstanding at end of period (000 Omitted)	6	8	13	21	34

Financial Highlights — continued

	High Yield Variable Account
	Compass 3 – Level 2
	Years Ended 12/31
	2010	2009	2008	2007	2006
Per unit data: (d)
Net asset value — beginning of period	$16.700	$11.450	$15.890	$15.814	$14.495

Investment income	$1.507	$1.416	$1.380	$1.310	$1.202
Expenses	(0.379)	(0.298)	(0.313)	(0.344)	(0.323)

Net investment income	$1.128	$1.118	$1.067	$0.966	$0.879
Net realized and unrealized gain (loss) on investments and foreign currency	1.135	4.132	(5.507)	(0.890)	0.440

Change in unit value	$2.263	$5.250	$(4.440)	$0.076	$1.319

Unit value:
Net asset value — end of period	$18.963	$16.700	$11.450	$15.890	$15.814

Total Return (%) (k)(r)(s)	13.55	45.86	(27.94)	0.48	9.10
Ratios (%) (to average net assets):
Expenses before expense reductions (f)	2.32	2.30	2.31	2.20	2.27
Expenses after expense reductions (f)	2.15	2.15	2.15	2.15	2.17
Net investment income	6.37	8.03	7.27	5.98	5.86
Portfolio turnover (%)	66	56	62	66	88
Number of units outstanding at end of period (000 Omitted)	428	493	558	579	774

(d)	Per unit data is based on the average number of units outstanding during each period.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(k)	The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the variable account may receive proceeds from litigation settlements, without which performance would be lower.

See notes to financial statements.

Financial Highlights — continued

The financial highlights table is intended to help you understand the variable account’s financial performance for the past 5 years. Certain information reflects financial results for a single unit value. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the variable account held for the entire period.

	Money Market Variable Account
	Compass 2
	Years ended 12/31
	2010	2009	2008	2007		2006
Per unit data: (d)
Net asset value — beginning of period	$21.523	$21.803	$21.676	$20.979		$20.331

Investment income	$0.058	$0.078	$0.567	$1.145		$1.051
Expenses	(0.334)	(0.357)	(0.432)	(0.431)		(0.403)

Net investment income (loss)	$(0.276)	$(0.279)	$0.135	$0.714		$0.648
Net realized and unrealized gain (loss) on investments	0.000 (w)	(0.001)	(0.008)	(0.017	)(g)	—

Change in unit value	$(0.276)	$(0.280)	$0.127	$0.697		$0.648

Unit value:
Net asset value — end of period	$21.247	$21.523	$21.803	$21.676		$20.979

Total Return (%) (k)(r)(s)	(1.28)	(1.28)	0.58	3.32		3.19
Ratios (%) (to average net assets):
Expenses before expense reductions (f)	2.06	2.01	1.99	2.00		1.95
Expenses after expense reductions (f)	1.56	1.66	1.97	N/A		N/A
Net investment income (loss)	(1.28)	(1.27)	0.61	3.29		3.15
Number of units outstanding at end of period (000 Omitted)	621	732	793	887		928

	Money Market Variable Account
	Compass 3
	Years ended 12/31
	2010	2009	2008	2007		2006
Per unit data: (d)
Net asset value — beginning of period	$17.544	$17.790	$17.704	$17.152		$16.638

Investment income	$0.045	$0.066	$0.468	$0.902		$0.852
Expenses	(0.284)	(0.308)	(0.364)	(0.356)		(0.338)

Net investment income (loss)	$(0.239)	$(0.242)	$0.104	$0.546		$0.514
Net realized and unrealized gain (loss) on investments	(0.003)	(0.004)	(0.018)	0.006	(g)	—

Change in unit value	$(0.242)	$(0.246)	$0.086	$0.552		$0.514

Unit value:
Net asset value — end of period	$17.302	$17.544	$17.790	$17.704		$17.152

Total Return (%) (k)(r)(s)	(1.38)	(1.38)	0.49	3.22		3.09
Ratios (%) (to average net assets):
Expenses before expense reductions (f)	2.16	2.11	2.09	2.10		2.05
Expenses after expense reductions (f)	1.66	1.76	2.07	N/A		N/A
Net investment income (loss)	(1.39)	(1.38)	0.59	3.20		3.00
Number of units outstanding at end of period (000 Omitted)	11	18	45	64		131

Financial Highlights — continued

	Money Market Variable Account
	Compass 3 – Level 2
	Years ended 12/31
	2010	2009	2008	2007		2006
Per unit data: (d)
Net asset value — beginning of period	$13.249	$13.415	$13.330	$12.895		$12.491

Investment income	$0.036	$0.048	$0.344	$0.695		$0.644
Expenses	(0.199)	(0.213)	(0.257)	(0.257)		(0.240)

Net investment income (loss)	$(0.163)	$(0.165)	$0.087	$0.438		$0.404
Net realized and unrealized gain (loss) on investments	0.000 (w)	(0.001)	(0.002)	(0.003	)(g)	—

Change in unit value	$(0.163)	$(0.166)	$0.085	$0.435		$0.404

Unit value:
Net asset value — end of period	$13.086	$13.249	$13.415	$13.330		$12.895

Total Return (%) (k)(r)(s)	(1.23)	(1.23)	0.63	3.38		3.24
Ratios (%) (to average net assets):
Expenses before expense reductions (f)	2.01	1.96	1.94	1.95		1.90
Expenses after expense reductions (f)	1.51	1.61	1.92	N/A		N/A
Net investment income (loss)	(1.24)	(1.24)	0.65	3.32		3.18
Number of units outstanding at end of period (000 Omitted)	1,106	1,332	1,673	1,871		1,969

(d)	Per unit data is based on the average number of units outstanding during each period.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(g)	The per unit amount varies from the net realized and unrealized gain/loss for the period because of the timing of sales of variable account units and the per unit amount of realized and unrealized gains and losses at such time.
(k)	The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the variable account may receive proceeds from litigation settlements, without which performance would be lower.
(w)	Per unit amount was less than $0.001.

See notes to financial statements.

Financial Highlights — continued

The financial highlights table is intended to help you understand the variable account’s financial performance for the past 5 years. Certain information reflects financial results for a single unit value. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the variable account held for the entire period.

	Total Return Variable Account
	Compass 2
	Years ended 12/31
	2010	2009	2008	2007	2006
Per unit data: (d)
Net asset value — beginning of period	$47.266	$40.464	$52.709	$51.373	$46.459

Investment income	$1.590	$1.601	$1.748	$1.832	$1.749
Expenses	(1.026)	(0.892)	(1.008)	(1.126)	(1.033)

Net investment income	$0.564	$0.709	$0.740	$0.706	$0.716
Net realized and unrealized gain (loss) on investments and foreign currency	3.582	6.093	(12.985)	0.630	4.198

Change in unit value	$4.146	$6.802	$(12.245)	$1.336	$4.914

Unit value:
Net asset value — end of period	$51.412	$47.266	$40.464	$52.709	$51.373

Total Return (%) (k)(r)(s)	8.77	16.81	(23.23)	2.60	10.58
Ratios (%) (to average net assets):
Expenses before expense reductions (f)	2.18	2.18	2.16	2.12	2.14
Expenses after expense reductions (f)	2.10	2.10	2.10	2.11	N/A
Net investment income	1.13	1.64	1.52	1.30	1.46
Portfolio turnover (%)	32	41	57	54	45
Number of units outstanding at end of period (000 Omitted)	587	685	807	948	1,156

	Total Return Variable Account
	Compass 3
	Years ended 12/31
	2010	2009	2008	2007	2006
Per unit data: (d)
Net asset value — beginning of period	$45.750	$39.224	$51.169	$49.947	$45.236

Investment income	$1.485	$1.505	$1.645	$1.770	$1.645
Expenses	(1.038)	(0.902)	(1.033)	(1.165)	(1.051)

Net investment income	$0.447	$0.603	$0.612	$0.605	$0.594
Net realized and unrealized gain (loss) on investments and foreign currency	3.492	5.923	(12.557)	0.617	4.117

Change in unit value	$3.939	$6.526	$(11.945)	$1.222	$4.711

Unit value:
Net asset value — end of period	$49.689	$45.750	$39.224	$51.169	$49.947

Total Return (%) (k)(r)(s)	8.61	16.64	(23.34)	2.45	10.42
Ratios (%) (to average net assets):
Expenses before expense reductions (f)	2.33	2.33	2.31	2.27	2.29
Expenses after expense reductions (f)	2.25	2.25	2.25	2.26	N/A
Net investment income	0.96	1.50	1.33	1.18	1.28
Portfolio turnover (%)	32	41	57	54	45
Number of units outstanding at end of period (000 Omitted)	23	48	74	107	142

Financial Highlights — continued

	Total Return Variable Account
	Compass 3 – Level 2
	Years ended 12/31
	2010	2009	2008	2007	2006
Per unit data: (d)
Net asset value — beginning of period	$22.284	$19.077	$24.850	$24.220	$21.903

Investment income	$0.732	$0.740	$0.807	$0.849	$0.812
Expenses	(0.479)	(0.417)	(0.471)	(0.527)	(0.484)

Net investment income	$0.253	$0.323	$0.336	$0.322	$0.328
Net realized and unrealized gain (loss) on investments and foreign currency	1.701	2.884	(6.109)	0.308	1.989

Change in unit value	$1.954	$3.207	$(5.773)	$0.630	$2.317

Unit value:
Net asset value — end of period	$24.238	$22.284	$19.077	$24.850	$24.220

Total Return (%) (k)(r)(s)	8.77	16.81	(23.23)	2.60	10.58
Ratios (%) (to average net assets):
Expenses before expense reductions (f)	2.18	2.18	2.16	2.12	2.14
Expenses after expense reductions (f)	2.10	2.10	2.10	2.11	N/A
Net investment income	1.10	1.61	1.49	1.28	1.44
Portfolio turnover (%)	32	41	57	54	45
Number of units outstanding at end of period (000 Omitted)	2,757	3,136	3,572	4,116	4,695

(d)	Per unit data is based on the average number of units outstanding during each year.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(k)	The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the variable account may receive proceeds from litigation settlements, without which performance would be lower.

See notes to financial statements.

Notes to Financial Statements

(1)	Business and Organization

Capital Appreciation Variable Account, Global Governments Variable Account, Government Securities Variable Account, High Yield Variable Account, Money Market Variable Account, and Total Return Variable Account (the variable account(s)) are separate accounts established by Sun Life Assurance Company of Canada (U.S.), the Sponsor, in connection with the issuance of Compass 2 and Compass 3 combination fixed/variable annuity contracts. The variable accounts operate as open-end management investment companies as those terms are defined in the Investment Company Act of 1940, as amended.

(2)	Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the variable accounts’ Statements of Assets and Liabilities through the date that the financial statements were issued. The High Yield Variable Account invests in high-yield securities rated below investment grade. Investments in high-yield securities involve greater degrees of credit and market risk than investments in higher-rated securities and tend to be more sensitive to economic conditions. The Government Securities Variable Account and Total Return Variable Account invest a significant portion of its assets in asset-backed and/or mortgage-backed securities. The value of these securities may depend, in part, on the issuer’s or borrower’s credit quality or ability to pay principal and interest when due and may fall if an issuer or borrower defaults on its obligation to pay principal or interest or if the instrument’s credit rating is downgraded by a credit rating agency. U.S. Government securities not supported as to the payment of principal or interest by the U.S. Treasury, such as those issued by Fannie Mae, Freddie Mac, and the Federal Home Loan Banks, are subject to greater credit risk than are U.S. Government securities supported by the U.S. Treasury, such as those issued by Ginnie Mae. The Capital Appreciation Variable Account, Global Governments Variable Account, High Yield Variable Account, and Total Return Variable Account invest in foreign securities, including securities of emerging market issuers. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s legal, political, and economic environment. The markets of emerging markets countries are generally more volatile than the markets of developed countries with more mature economies. All of the risks of investing in foreign securities previously described are heightened when investing in emerging markets countries.

Investment Valuations – Pursuant to procedures approved by the Board of Managers, investments held by the Money Market Variable Account are generally valued at amortized cost, which approximates market value. Amortized cost involves valuing an instrument at its cost as adjusted for amortization of premium or accretion of discount rather than its current market value. The amortized cost value of an instrument can be different from the market value of an instrument. Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price as provided by a third-party pricing service on the exchange on which such options are primarily traded. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation as provided by a third-party pricing service on the exchange on which such options are primarily traded. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price as provided by a third-party pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as provided by a third-party pricing service on the market on which such futures contracts are primarily traded. Forward foreign currency contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Managers has delegated primary responsibility for determining or causing to be determined the value of the variable accounts’ investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Managers. Under the variable accounts’ valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued

Notes to Financial Statements — continued

at fair value if the adviser determines that an investment’s value has been materially effected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the variable accounts’ net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the variable accounts’ net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the variable accounts’ foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating each variable accounts’ net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine each variable accounts’ net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the variable accounts could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which each variable account determines its net asset value per share.

Various inputs are used in determining the value of each variable account’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The variable accounts’ assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures and forwards. The following is a summary of the levels used as of December 31, 2010 in valuing each variable account’s assets or liabilities:

Capital Appreciation Variable Account

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities	$128,677,641	$—	$—	$128,677,641
Mutual Funds	1,555,872	—	—	1,555,872

Total Investments	$130,233,513	$—	$—	$130,233,513

Global Governments Variable Account

Investments at Value	Level 1	Level 2	Level 3	Total
U.S. Treasury Bonds & U.S. Government Agency & Equivalents	$—	$1,787,142	$—	$1,787,142
Non-U.S. Sovereign Debt	—	3,766,912	—	3,766,912
Corporate Bonds	—	14,133	—	14,133
Residential Mortgage-Backed Securities	—	236,614	—	236,614
Commercial Mortgage-Backed Securities	—	100,066	—	100,066
Mutual Funds	246,397	—	—	246,397

Total Investments	$246,397	$5,904,867	$—	$6,151,264

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Forward Currency Contracts	$—	$(12,069)	$—	$(12,069)

Government Securities Variable Account

Investments at Value	Level 1	Level 2	Level 3	Total
U.S. Treasury Bonds & U.S. Government Agency & Equivalents	$—	$21,510,045	$—	$21,510,045
Municipal Bonds	—	1,384,008	—	1,384,008
Corporate Bonds	—	295,025	—	295,025
Residential Mortgage-Backed Securities	—	26,544,708	—	26,544,708
Commercial Mortgage-Backed Securities	—	1,114,594	—	1,114,594
Mutual Funds	4,438,810	—	—	4,438,810

Total Investments	$4,438,810	$50,848,380	$—	$55,287,190

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures	$(14,778)	$—	$—	$(14,778)

Notes to Financial Statements — continued

High Yield Variable Account

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$321,132	$277,149	$—	$598,281
Non-U.S. Sovereign Debt	—	36,157	—	36,157
Corporate Bonds	—	33,124,092	14,721	33,138,813
Commercial Mortgage-Backed Securities	—	403,755	—	403,755
Floating Rate Loans	—	593,155	—	593,155
Asset-Backed Securities (including CDO’s)	—	104,992	—	104,992
Foreign Bonds	—	4,832,093	—	4,832,093
Mutual Funds	459,698	—	—	459,698

Total Investments	$780,830	$39,371,393	$14,721	$40,166,944

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures	$11,966	$—	$—	$11,966
Forward Currency Contracts	—	(2,741)	—	(2,741)

The following is a reconciliation of level 3 assets for which significant unobservable inputs were used to determine fair value. The table presents the activity of level 3 securities held at the beginning and the end of the period.

	Equity Securities	Corporate Bonds	Total
Balance as of 12/31/09	$6,948	$—	$6,948
Accrued discounts/premiums	—	—	—
Realized gain (loss)	(5,181)	—	(5,181)
Change in unrealized appreciation (depreciation)	(1,767)	—	(1,767)
Purchases	—	—	—
Sales	—	—	—
Transfers into Level 3	—	14,721	14,721
Transfers out of Level 3	—	—	—

Balance as of 12/31/10	$0	$14,721	$14,721

The net change in unrealized appreciation (depreciation) from investments still held as level 3 at December 31, 2010 is $0.

Money Market Variable Account

Investments at Value	Level 1	Level 2	Level 3	Total
Short Term Securities	$—	$28,137,452	$—	$28,137,452

Total Return Variable Account

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities	$59,217,284	$—	$—	$59,217,284
U.S. Treasury Bonds & U.S. Government Agency & Equivalents	—	12,892,132	—	12,892,132
Non-U.S. Sovereign Debt	—	1,255,384	—	1,255,384
Municipal Bonds	—	190,778	—	190,778
Corporate Bonds	—	6,560,644	—	6,560,644
Residential Mortgage-Backed Securities	—	13,275,423	—	13,275,423
Commercial Mortgage-Backed Securities	—	2,028,547	—	2,028,547
Asset-Backed Securities (including CDOs)	—	387,890	—	387,890
Foreign Bonds	—	2,334,826	—	2,334,826
Mutual Funds	1,598,744	—	—	1,598,744

Total Investments	$60,816,028	$38,925,624	$—	$99,741,652

For further information regarding security characteristics, see the Portfolios of Investments.

Repurchase Agreements – The Money Market Variable Account entered into repurchase agreements with approved counterparties. Each repurchase agreement is recorded at cost. The variable account requires that the securities collateral in a repurchase transaction be transferred to a custodian. The variable account monitors, on a daily basis, the value of the collateral to ensure that its value, including accrued interest, is greater than amounts owed to the variable account under each such repurchase agreement. The variable account and other funds managed by MFS may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Inflation-Adjusted Debt Securities – The Global Governments Variable Account, Government Securities Variable Account, and Total Return Variable Account invest in inflation-adjusted debt securities issued by the U.S. Treasury. The variable accounts may also invest in inflation-adjusted debt

Notes to Financial Statements — continued

securities issued by U.S. Government agencies and instrumentalities other than the U.S. Treasury and by other entities such as U.S. and foreign corporations and foreign governments. The principal value of these debt securities is adjusted through income according to changes in the Consumer Price Index or another general price or wage index. These debt securities typically pay a fixed rate of interest, but this fixed rate is applied to the inflation-adjusted principal amount. The principal paid at maturity of the debt security is typically equal to the inflation-adjusted principal amount, or the security’s original par value, whichever is greater. Other types of inflation-adjusted securities may use other methods to adjust for other measures of inflation.

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Derivatives – The Global Governments Variable Account, Government Securities Variable Account, and High Yield Variable Account use derivatives for different purposes, including to earn income and enhance returns, to increase or decrease exposure to a particular market, to manage or adjust the risk profile of the variable accounts, or as alternatives to direct investments. Derivatives may be used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the variable accounts use derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.

Derivative instruments used by the variable accounts during the period include purchased options, futures contracts, and forward foreign currency exchange contracts. The Global Governments Variable Account, Government Securities Variable Account, and High Yield Variable Account period end derivatives, as presented in the Portfolios of Investments and the associated Derivative Contract Tables, generally are indicative of the volume of their derivative activity during the period.

The following tables present, by major type of derivative contract, the fair value, on a gross basis, of the asset and liability components of derivatives held by the Global Governments Variable Account, Government Securities Variable Account, and High Yield Variable Account at December 31, 2010 as reported in the Statements of Assets and Liabilities:

Global Governments Variable Account

		Fair Value
Risk	Derivative	Asset Derivatives	Liability Derivatives
Foreign Exchange Contracts	Forward Foreign Currency Exchange Contracts	$21,668	$(33,737)

Government Securities Variable Account

		Fair Value (a)
Risk	Derivative	Liability Derivatives
Interest Rate Contracts	Interest Rate Futures	$(14,778)

High Yield Variable Account

		Fair Value (a)
Risk	Derivative	Asset Derivatives	Liability Derivatives
Interest Rate Contracts	Interest Rate Futures	$11,966	$—
Foreign Exchange Contracts	Forward Foreign Currency Exchange Contracts	—	(2,741)
Equity Contracts	Purchased Equity Options	69,600	—

Total		$81,566	$(2,741)

(a)	The value of purchased options outstanding is included in total investments, at value, within the variable account’s Statement of Assets and Liabilities. The value of futures contracts outstanding includes cumulative appreciation (depreciation) as reported in the variable account’s Portfolio of Investments. Only the current day variation margin for futures contracts is separately reported within the variable account’s Statement of Assets and Liabilities.

Notes to Financial Statements — continued

The following tables present, by major type of derivative contract, the realized gain (loss) on derivatives held by the Global Governments Variable Account, Government Securities Variable Account, and High Yield Variable Account for the year ended December 31, 2010 as reported in the Statements of Operations:

Global Governments Variable Account

Risk	Foreign Currency Transactions	Investment Transactions (Purchased Options)
Foreign Exchange Contracts	$91,642	$(889)
Interest Rate Contracts	—	(452)

Total	$91,642	$(1,341)

Government Securities Variable Account

Risk	Futures Contracts
Interest Rate Contracts	$115,051

High Yield Variable Account

Risk	Futures Contracts	Foreign Currency Transactions	Investment Transactions (Purchased Options)
Interest Rate Contracts	$15,154	$—	$—
Foreign Exchange Contracts	—	32,710	—
Equity Contracts	—	—	9,278

Total	$15,154	$32,710	$9,278

The following tables present, by major type of derivative contract, the change in unrealized appreciation (depreciation) on derivatives held by the Global Governments Variable Account, Government Securities Variable Account, and High Yield Variable Account for the year ended December 31, 2010 as reported in the Statements of Operations:

Global Governments Variable Account

Risk	Translation of Assets and Liabilities in Foreign Currencies
Foreign Exchange Contracts	$10,431

Government Securities Variable Account

Risk	Futures Contracts
Interest Rate Contracts	$24,279

High Yield Variable Account

Risk	Futures Contracts	Translation of Assets and Liabilities in Foreign Currencies	Investments (Purchased Options)
Interest Rate Contracts	$11,966	$—	$—
Foreign Exchange Contracts	—	(9,060)	—
Equity Contracts	—	—	22,764

Total	$11,966	$(9,060)	$22,764

For the year ended December 31, 2010, the Capital Appreciation Variable Account, Money Market Variable Account, and Total Return Variable Account did not invest in any derivative instruments.

Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain over-the-counter derivatives, Global Governments Variable Account, Government Securities Variable Account, and High Yield Variable Account attempt to reduce its exposure to counterparty credit risk whenever possible by entering into an International Swaps and Derivatives Association (ISDA) Master Agreement on a bilateral basis with each of the counterparties with whom it undertakes a significant volume of transactions. The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a certain deterioration in the credit quality of the other party. The ISDA Master Agreement gives the variable accounts the right, upon an event of default by

Notes to Financial Statements — continued

the applicable counterparty or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the variable accounts’ credit risk to such counterparty equal to any amounts payable by the variable account under the applicable transactions, if any. However, absent an event of default by the counterparty or a termination of the agreement, the ISDA Master Agreement does not result in an offset of reported amounts of assets and liabilities in the Statements of Assets and Liabilities across transactions between the variable accounts and the applicable counterparty.

Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearing house for exchange traded derivatives (i.e., futures and exchange-traded options) while collateral terms are contract specific for over-the-counter traded derivatives (i.e., forwards, swaps and over-the-counter options). For derivatives traded under an ISDA Master Agreement, the collateral requirements are netted across all transactions traded under such agreement and one amount is posted from one party to the other to collateralize such obligations. Cash collateral that has been pledged to cover obligations of the variable accounts under derivative contracts, if any, will be reported separately on the Statements of Assets and Liabilities as restricted cash. Securities collateral pledged for the same purpose, if any, is noted in the Portfolios of Investments.

Purchased Options – The Global Governments Variable Account and High Yield Variable Account purchased call and/or put options for a premium. Purchased call and put options entitle the holder to buy and sell a specified number of shares or units of a particular security, currency or index at a specified price at a specified date or within a specified period of time. Purchasing call options may be used to hedge against an anticipated increase in the dollar cost of securities or currency to be acquired or to increase the variable accounts’ exposure to an underlying instrument. Purchasing put options may hedge against a decline in the value of portfolio securities or currency.

The premium paid is initially recorded as an investment in the Statements of Assets and Liabilities. That investment is subsequently marked-to-market daily with the difference between the premium paid and the market value of the purchased option being recorded as unrealized appreciation or depreciation. Premiums paid for purchased call and put options which have expired are treated as realized losses on investments in the Statements of Operations. Upon the exercise or closing of a purchased call option, the premium paid is added to the cost of the security or financial instrument. Upon the exercise or closing of a purchased put option, the premium paid is offset against the proceeds on the sale of the underlying security or financial instrument in order to determine the realized gain or loss on investments.

The risk in purchasing an option is that the variable accounts pay a premium whether or not the option is exercised. The variable accounts’ maximum risk of loss due to counterparty credit risk is limited to the market value of the option. For over-the-counter options, this risk is mitigated in cases where there is an ISDA Master Agreement between the variable accounts and the counterparty providing for netting as described above and for posting of collateral by the counterparty to the variable accounts to cover the variable accounts’ exposure to the counterparty under such ISDA Master Agreement.

Futures Contracts – The Government Securities Variable Account and High Yield Variable Account entered into futures contracts which may be used to gain or to hedge against broad market, interest rate or currency exposure. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.

Upon entering into a futures contract, the variable accounts are required to deposit with the broker, either in cash or securities, an initial margin in an amount equal to a certain percentage of the notional amount of the contract. Subsequent payments (variation margin) are made or received by the variable accounts each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gain or loss by the variable accounts until the contract is closed or expires at which point the gain or loss on futures is realized.

The variable accounts bear the risk of interest rates, exchange rates or securities prices moving unexpectedly, in which case, the variable accounts may not achieve the anticipated benefits of the futures contracts and may realize a loss. While futures may present less counterparty risk to the variable accounts since the contracts are exchange traded and the exchange’s clearinghouse guarantees payments to the broker, there is still counterparty credit risk due to the insolvency of the broker. The variable accounts’ maximum risk of loss due to counterparty credit risk is equal to the margin posted by the variable accounts to the broker plus any gains or minus any losses on the outstanding futures contracts.

Forward Foreign Currency Exchange Contracts – The Global Governments Variable Account and High Yield Variable Account entered into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. These contracts may be used to hedge the variable accounts’ currency risk or for non-hedging purposes. For hedging purposes, the variable accounts may enter into contracts to deliver or receive foreign currency that the variable accounts will receive from or use in its normal investment activities. The variable accounts may also use contracts to hedge against declines in the value of foreign currency denominated securities due to unfavorable exchange rate movements. For non-hedging purposes, the variable accounts may enter into contracts with the intent of changing the relative exposure of the variable accounts’ portfolio of securities to different currencies to take advantage of anticipated exchange rate changes.

Forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any unrealized gains or losses are recorded as a receivable or payable for forward foreign currency exchange contracts until the contract settlement date. On contract settlement date, any gain or loss on the contract is recorded as realized gains or losses on foreign currency transactions.

Risks may arise upon entering into these contracts from unanticipated movements in the value of the contract and from the potential inability of counterparties to meet the terms of their contracts. Generally, the variable accounts’ maximum risk due to counterparty credit risk is the unrealized

Notes to Financial Statements — continued

gain on the contract due to our use of continuous linked settlement, an industry accepted settlement system. This risk is mitigated in cases where there is an ISDA Master Agreement between the variable accounts and the counterparty providing for netting as described above and for posting of collateral by the counterparty to the variable accounts to cover the variable accounts’ exposure to the counterparty under such ISDA Master Agreement.

Loans and Other Direct Debt Instruments – The High Yield Variable Account invests in loans and loan participations or other receivables. These investments may include standby financing commitments, including revolving credit facilities, which obligate the variable account to supply additional cash to the borrower on demand. Loan participations involve a risk of insolvency of the lending bank or other financial intermediary.

Indemnifications – Under the variable accounts’ organizational documents, its officers and Managers may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the variable accounts. Additionally, in the normal course of business, the variable accounts enter into agreements with service providers that may contain indemnification clauses. The variable accounts’ maximum exposure under these agreements is unknown as this would involve future claims that may be made against the variable accounts that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Certain variable accounts earn certain fees in connection with its floating rate loan purchasing activities. These fees are in addition to interest payments earned and may include amendment fees, commitment fees, facility fees, consent fees, and prepayment fees. Commitment fees are recorded on an accrual basis as income in the accompanying financial statements. Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted upward or downward to the rate of inflation. Interest is accrued based on the principal value, which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond is generally recorded as an increase or decrease in interest income, respectively, even though the adjusted principal is not received until maturity. Dividends received in cash are recorded on the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the variable account is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date. Debt obligations may be placed on non-accrual status or set to accrue at a rate of interest less than the contractual coupon when the collection of all or a portion of interest has become doubtful. Interest income for those debt obligations may be further reduced by the write-off of the related interest receivables when deemed uncollectible.

The variable accounts may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statements of Operations in realized gain/loss if the security has been disposed of by the variable account or in unrealized gain/loss if the security is still held by the variable accounts. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statements of Operations.

The Global Governments Variable Account, Government Securities Variable Account, and Total Return Variable Account entered into “TBA” (to be announced) purchase commitments to purchase securities for a fixed unit price at a future date. Although the unit price has been established, the principal value has not been finalized. However, the principal amount of the commitments will not fluctuate more than 0.01%. The variable accounts hold, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the variable account may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date. TBA purchase commitments may be considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines prior to settlement date, which is in addition to the risk of decline in the value of the variable accounts’ other assets. Unsettled TBA purchase commitments are valued at the current market value of the underlying securities.

The Global Governments Variable Account, Government Securities Variable Account, and Total Return Variable Account entered into “TBA” (to be announced) sale commitments to hedge its portfolio positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as “cover” for the transaction.

Fees Paid Indirectly – The variable accounts’ custody fee may be reduced according to an arrangement that measures the value of cash deposited with the custodian by the variable accounts. This amount, for the year ended December 31, 2010, is shown as a reduction of total expenses on the Statements of Operations.

Federal Income Taxes – The variable accounts are funding vehicles for individual variable annuities. The operations of the variable accounts are part of the operations of Sun Life Assurance Company of Canada (U.S.), the Sponsor, and are not taxed separately; the variable accounts are not taxed as regulated investment companies. The Sponsor qualifies for the federal income tax treatment granted to life insurance companies under Subchapter L of the Internal Revenue Code. Accordingly, no provision for federal income or excise tax is necessary. Foreign taxes have been provided for on interest and dividend income earned on foreign investments in accordance with the applicable country’s tax rates and to the extent unrecoverable are recorded as a reduction of investment income.

Notes to Financial Statements — continued

(3)	Annuity Reserves

Annuity reserves for contracts with annuity commencement dates prior to January 1, 1987 have been calculated using the 1971 Individual Annuitant Mortality Table. Annuity reserves for contracts with annuity commencement dates between January 1, 1987 and December 31, 1998 have been calculated using the 1983 Individual Annuitant Mortality Table. Annuity reserves for contracts with annuity commencement dates on or after January 1, 1999 have been calculated using the Annuity Mortality 2000 table. Annuity reserves for contracts in payment period are calculated using an assumed interest rate of 4%. Required adjustments are accomplished by transfers to or from the Sponsor.

(4)	Transactions with Affiliates

Investment Adviser – Each variable account has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the variable accounts. The management fee is computed daily and paid monthly at the following annual rates based on a percentage of each variable account’s average daily net assets:

	Annual Rate of Management Fee Based on Average Daily Net Assets Not Exceeding $300 Million		Annual Rate of Management Fee Based on Average Daily Net Assets In Excess of $300 Million		Effective Management Fees
Capital Appreciation Variable Account	0.75%		0.675%		0.75%
Global Governments Variable Account	0.75%		0.675%		0.75%
Government Securities Variable Account	0.55%		0.495%		0.55%
High Yield Variable Account	0.75	%(a)	0.675%		0.70%
Money Market Variable Account	0.50%		0.500	%(b)	0.11	%(c)
Total Return Variable Account	0.75%		0.675%		0.75%

(a)	The investment adviser has agreed in writing to reduce its management fee to 0.70% for the first $300 million of average daily net assets. This written agreement will continue until modified or rescinded by the variable account’s Board of Managers, but such agreement will continue at least until April 30, 2012. This management fee reduction amounted to $20,289, which is shown as a reduction of total expenses in the Statement of Operations.
(b)	The investment adviser has agreed in writing to reduce its management fee to 0.45% of average daily net assets in excess of $500 million. This written agreement will continue until modified or rescinded by the variable account’s contract holders. For the year ended December 31, 2010, the variable account’s average daily net assets did not exceed $500 million, and therefore, the management fee was not reduced under this agreement.
(c)	During the year ended December 31, 2010, MFS voluntarily waived receipt of $122,209, of the variable account’s management fee in order to avoid a negative yield. For the year ended December 31, 2010, this voluntary waiver had the effect of reducing the management fee by 0.39% of average daily net assets on an annualized basis.

The investment adviser has agreed in writing to pay the variable accounts’ total annual operating expenses, exclusive of interest, taxes, brokerage commissions, to the extent permitted, extraordinary expenses, mortality and expense risk and distribution expense risk charges, and contract maintenance charges, such that total annual operating expenses do not exceed 1.25% annually of the average daily net assets of each variable account. These agreements are contained in the investment advisory agreement between MFS and the variable accounts and may not be rescinded without contract holder approval. For the year ended December 31, 2010, this reduction amounted to $77,670 for the Global Governments Variable Account and is reflected as a reduction of total expenses in the Statements of Operations. Each of the other variable accounts did not exceed the limit and therefore, the investment adviser did not pay any portion of the variable accounts’ expenses under this agreement. In addition, the investment adviser has agreed in writing to pay a portion of total annual operating expenses of the variable accounts listed below, exclusive of interest, taxes, extraordinary expenses, brokerage and transaction costs, mortality and expense risk and distribution expense risk charges, contract maintenance charges, and investment-related expenses, such that the total annual operating expenses of these variable accounts do not exceed the expense limitations indicated below, based on the average daily net assets of such variable accounts. These written agreements will continue until April 30, 2012, except for the Capital Appreciation Variable Account whose written agreement will terminate on April 30, 2011. For the year ended December 31, 2010, these reductions under this agreement amounted to the following for each variable account and are reflected as a reduction of total expenses in the Statements of Operations:

	Expense Limitation	Expense Reduction
Capital Appreciation Variable Account	0.82%	$73,102
High Yield Variable Account	0.90%	48,361
Money Market Variable Account	0.65%	32,691
Total Return Variable Account	0.85%	83,336

Contract Charges – The Sponsor makes a deduction from the variable accounts at the end of each valuation period, during both the accumulation period and after annuity payments begin, for assuming the mortality and expense risks under the contracts. The rate of the deduction may be changed annually but in no event may it exceed 1.25% of the average net assets of each variable account attributable to Compass 3 contracts, or, with respect to Compass 2 contracts, 1.30% of the assets of Capital Appreciation Variable Account, Government Securities Variable Account, High Yield Variable Account, and Money Market Variable Account, or 1.25% of the assets of Global Governments Variable Account, and Total Return Variable Account attributable to such contracts.

For assuming the distribution expense risk under Compass 3 contracts, the Sponsor makes a deduction from the variable accounts at the end of each valuation period for the first seven contract years at an effective annual rate of 0.15% of the net assets of the variable accounts attributable to

Notes to Financial Statements — continued

such contracts. Contracts are transferred from Compass 3 to Compass 3 – Level 2 in the month following the seventh contract anniversary. No deduction is made after the seventh contract anniversary. No deduction is made with respect to assets attributable to Compass 2 contracts.

Each year, on the contract anniversary, a contract maintenance charge of $25 with respect to Compass 2 contracts and $30 with respect to Compass 3 contracts is deducted from each contract’s accumulation account and paid the Sponsor to cover administrative expenses relating to the contract. After the annuity commencement date, the annual contract maintenance charge is deducted pro rata from each annuity payment made during the year.

The Sponsor does not deduct a sales charge from purchase payments. However, a withdrawal charge (contingent deferred sales charge) may be deducted to cover certain expenses relating to the sale of the contract. In no event shall the aggregate withdrawal charges (including the distribution expense charge described above applicable to Compass 3 contracts) exceed 5% of the purchase payments made under a Compass 2 contract or 9% of the purchase payments made under a Compass 3 contract.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the variable accounts. Under an administrative services agreement, the variable accounts partially reimburse MFS the costs incurred to provide these services. The variable accounts are charged an annual fixed amount of $10,000 plus a fee based on average daily net assets. The administrative services fee incurred for the year ended December 31, 2010 was equivalent to the following annual effective rate of each variable account’s average daily net assets:

	Capital Appreciation Variable Account	Global Governments Variable Account	Government Securities Variable Account	High Yield Variable Account	Money Market Variable Account	Total Return Variable Account
Percent of average daily net assets	0.0369%	0.1469%	0.0397%	0.0421%	0.0443%	0.0375%

Managers’ and Officers’ Compensation – Each variable account pays compensation to managers in the form of a retainer, attendance fees, and additional compensation to the Board chairperson. Each variable account does not pay compensation directly to officers who are affiliated with the Investment Adviser or the Sponsor all of whom receive remuneration for their services to the variable account from MFS. Certain officers of the variable accounts are officers or directors of MFS, MFD (MFS Distributors, Inc.), and MFSC (MFS Service Center, Inc.).

Other – These variable accounts and certain other funds managed by MFS (the funds) have entered into services agreements (the Agreements) which provide for payment of fees by the funds to Tarantino LLC and Griffin Compliance LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) and Assistant ICCO, respectively, for the funds. The ICCO and Assistant ICCO are officers of the funds and the sole members of Tarantino LLC and Griffin Compliance LLC, respectively. The funds can terminate the Agreements with Tarantino LLC and Griffin Compliance LLC at any time under the terms of the Agreements. MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO and Assistant ICCO. For the year ended December 31, 2010, the aggregate fees paid by the variable accounts to Tarantino LLC and Griffin Compliance LLC which are included in miscellaneous expense on the Statements of Operations were as follows:

Capital Appreciation Variable Account	$2,122
Global Governments Variable Account	118
Government Securities Variable Account	1,013
High Yield Variable Account	697
Money Market Variable Account	535
Total Return Variable Account	1,722

All variable accounts, except the Money Market Variable Account invest in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks a high level of current income consistent with preservation of capital and liquidity. Income earned on this investment is included in dividends from underlying funds on the Statements of Operations. This money market fund does not pay a management fee to MFS.

(5)	Portfolio Securities

Purchases and sales of investments, other than U.S. Government securities, purchased option transactions, and short-term obligations, were as follows:

	Purchases	Sales
Capital Appreciation Variable Account	$52,580,854	$68,115,033
Global Governments Variable Account	1,605,823	2,928,557
Government Securities Variable	944,178	2,478,120
High Yield Variable Account	25,547,306	28,056,679
Total Return Variable Account	21,511,723	30,927,214

Purchases and sales of money market securities for the Money Market Variable Account, exclusive of securities subject to repurchase agreements, aggregated $1,691,117,654 and $1,697,032,558, respectively.

Notes to Financial Statements — continued

Purchases and sales of U.S. Government Securities, other than purchased option transactions, and short-term obligations, were as follows:

	Purchases	Sales
Global Governments Variable Account	$1,924,852	$1,859,115
Government Securities Variable Account	17,064,266	23,305,104
Total Return Variable Account	10,160,541	14,143,415

(6)	Participant Transactions

The changes in net assets from changes in numbers of outstanding units were as follows:

	Year Ended 12/31/10 (000 Omitted)
	Purchase Payments Received				Transfers Between Variable Accounts and Fixed Accumulation Account		Withdrawals, Surrenders, Annuitizations, and Contract Charges		Net Accumulation Activity		Net Annuitization Activity	Net Increases (Decrease)
	Units		Dollars		Units	Dollars	Units	Dollars	Units	Dollars	Dollars	Dollars
Capital Appreciation Variable Account
Compass 2 Contracts	10		$452		(16)	$(763)	(173)	$(9,653)	(179)	$(9,964)	$(223)	$(10,187)
Compass 3 Contracts	3		108		(7)	(265)	(3)	(75)	(7)	(232)	—	(232)
Compass 3 Level 2 Contracts	18		193		(28)	(346)	(347)	(5,270)	(357)	(5,423)	2	(5,421)

			$753			$(1,374)		$(14,998)		$(15,619)	$(221)	$(15,840)

Global Governments Variable Account
Compass 2 Contracts	0	*	$0	*	(3)	$(85)	(27)	$(835)	(30)	$(920)	$(3)	$(923)
Compass 3 Contracts	0	*	13		(0)*	(40)	(1)	(17)	(1)	(44)	—	(44)
Compass 3 Level 2 Contracts	1		6		(7)	(116)	(38)	(679)	(44)	(789)	(13)	(802)

			$19			$(241)		$(1,531)		$(1,753)	$(16)	$(1,769)

Government Securities Variable Account
Compass 2 Contracts	14		$628		(8)	$(346)	(127)	$(5,906)	(121)	$(5,624)	$(229)	$(5,853)
Compass 3 Contracts	0	*	14		(7)	(232)	(0)*	(7)	(7)	(225)	—	(225)
Compass 3 Level 2 Contracts	4		54		37	722	(105)	(2,020)	(64)	(1,244)	(4)	(1,248)

			$696			$144		$(7,933)		$(7,093)	$(233)	$(7,326)

High Yield Variable Account
Compass 2 Contracts	5		$223		(10)	$(435)	(86)	$(3,880)	(91)	$(4,092)	$(85)	$(4,177)
Compass 3 Contracts	0	*	18		(1)	(45)	(1)	(39)	(2)	(66)	—	(66)
Compass 3 Level 2 Contracts	1		14		(6)	(30)	(60)	(1,061)	(65)	(1,077)	(11)	(1,088)

			$255			$(510)		$(4,980)		$(5,235)	$(96)	$(5,331)

Money Market Variable Account
Compass 2 Contracts	4		$76		38	$828	(153)	$(3,286)	(111)	$(2,382)	$(23)	$(2,405)
Compass 3 Contracts	1		14		(6)	(107)	(2)	(38)	(7)	(131)	—	(131)
Compass 3 Level 2 Contracts	13		145		13	206	(252)	(3,322)	(226)	(2,971)	(4)	(2,975)

			$235			$927		$(6,646)		$(5,484)	$(27)	$(5,511)

Total Return Variable Account
Compass 2 Contracts	4		$211		(10)	$(495)	(92)	$(4,488)	(98)	$(4,772)	$(73)	$(4,845)
Compass 3 Contracts	2		96		(21)	(984)	(6)	(295)	(25)	(1,183)	—	(1,183)
Compass 3 Level 2 Contracts	14		203		11	380	(404)	(9,221)	(379)	(8,638)	(32)	(8,670)

			$510			$(1,099)		$(14,004)		$(14,593)	$(105)	$(14,698)

*	Amount is less than $500

Notes to Financial Statements — continued

	Year Ended 12/31/09 (000 Omitted)
	Purchase Payments Received				Transfers Between Variable Accounts and Fixed Accumulation Account		Withdrawals, Surrenders, Annuitizations, and Contract Charges		Net Accumulation Activity		Net Annuitization Activity	Net Increases (Decrease)
	Units		Dollars		Units	Dollars	Units	Dollars	Units	Dollars	Dollars	Dollars
Capital Appreciation Variable Account
Compass 2 Contracts	12		$446		(41)	$(1,617)	(193)	$(8,537)	(222)	$(9,708)	$(316)	$(10,024)
Compass 3 Contracts	4		104		(19)	(517)	(4)	(116)	(19)	(529)	(1)	(530)
Compass 3 Level 2 Contracts	26		204		(37)	(357)	(379)	(4,623)	(390)	(4,776)	(19)	(4,795)

			$754			$(2,491)		$(13,276)		$(15,013)	$(336)	$(15,349)

Global Governments Variable Account
Compass 2 Contracts	0	*	$0	*	3	$90	(9)	$(282)	(6)	$(192)	$(3)	$(195)
Compass 3 Contracts	0	*	13		(3)	(78)	(1)	(41)	(4)	(106)	(1)	(107)
Compass 3 Level 2 Contracts	1		5		4	73	(37)	(633)	(32)	(555)	9	(546)

			$18			$85		$(956)		$(853)	$5	$(848)

Government Securities Variable Account
Compass 2 Contracts	9		$385		(21)	$(926)	(129)	$(5,776)	(141)	$(6,317)	$72	$(6,245)
Compass 3 Contracts	1		43		(6)	(198)	(5)	(161)	(10)	(316)	—	(316)
Compass 3 Level 2 Contracts	11		173		35	662	(146)	(2,662)	(100)	(1,827)	(4)	(1,831)

			$601			$(462)		$(8,599)		$(8,460)	$68	$(8,392)

High Yield Variable Account
Compass 2 Contracts	5		$139		(30)	$(1,030)	(84)	$(2,920)	(109)	$(3,811)	$(103)	$(3,914)
Compass 3 Contracts	1		17		(3)	(76)	(3)	(58)	(5)	(117)	(1)	(118)
Compass 3 Level 2 Contracts	2		19		(0)*	32	(67)	(878)	(65)	(827)	(7)	(834)

			$175			$(1,074)		$(3,856)		$(4,755)	$(111)	$(4,866)

Money Market Variable Account
Compass 2 Contracts	5		$86		93	$2,026	(159)	$(3,444)	(61)	$(1,332)	$(44)	$(1,376)
Compass 3 Contracts	1		23		(22)	(389)	(6)	(105)	(27)	(471)	(1)	(472)
Compass 3 Level 2 Contracts	13		83		23	403	(377)	(5,034)	(341)	(4,548)	(11)	(4,559)

			$192			$2,040		$(8,583)		$(6,351)	$(56)	$(6,407)

Total Return Variable Account
Compass 2 Contracts	6		$259		(32)	$(1,219)	(96)	$(3,902)	(122)	$(4,862)	$(142)	$(5,004)
Compass 3 Contracts	3		87		(20)	(796)	(9)	(347)	(26)	(1,056)	(2)	(1,058)
Compass 3 Level 2 Contracts	28		418		(56)	(834)	(408)	(8,064)	(436)	(8,480)	(54)	(8,534)

			$764			$(2,849)		$(12,313)		$(14,398)	$(198)	$(14,596)

*	Amount is less than $500

(7)	Line of Credit

The variable accounts and certain other funds managed by MFS participate in a $1.1 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Federal Reserve funds rate or one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. In addition, the variable accounts and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Reserve funds rate plus an agreed upon spread. For the year ended December 31, 2010, the variable accounts’ commitment fee and interest expense are included in miscellaneous expense on the Statements of Operations and were as follows:

	Commitment fee	Interest expense
Capital Appreciation Variable Account	$1,396	$—
Global Governments Variable Account	76	—
Government Securities Variable Account	663	—
High Yield Variable Account	452	—
Money Market Variable Account	354	—
Total Return Variable Account	1,131	—

Notes to Financial Statements — continued

(8)	Transactions in Underlying Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the variable account owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, For the purposes of this report, the variable accounts assume the MFS Institutional Money Market Portfolio to be an affiliated issuer. The variable accounts’ transactions in the MFS Institutional Money Market Portfolio for the year ended December 31, 2010 are as follows:

	Underlying Funds – MFS Institutional Money Market Portfolio
	Beginning Share/Par Amount	Acquisitions Share/Par Amount	Dispositions Share/Par Amount	Ending Share/Par Amount
Capital Appreciation Variable Account	1,026,944	20,629,778	(20,100,850)	1,555,872
Global Governments Variable Account	444,688	3,532,631	(3,730,922)	246,397
Government Securities Variable Account	2,776,082	24,895,830	(23,233,102)	4,438,810
High Yield Variable Account	996,965	17,139,907	(17,677,174)	459,698
Total Return Variable Account	654,933	24,396,617	(23,452,806)	1,598,744

	Underlying Funds – MFS Institutional Money Market Portfolio

	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
Capital Appreciation Variable Account	$—	$—	$2,430	$1,555,872
Global Governments Variable Account	$—	$—	$786	$246,397
Government Securities Variable Account	$—	$—	$8,688	$4,438,810
High Yield Variable Account	$—	$—	$2,045	$459,698
Total Return Variable Account	$—	$—	$2,031	$1,598,744

Report of Independent Registered Public Accounting Firm

To the Participants in and the Board of Managers of Capital Appreciation Variable Account, Global Governments Variable Account, Government Securities Variable Account, High Yield Variable Account, Money Market Variable Account and Total Return Variable Account and the Board of Directors of Sun Life Assurance Company of Canada (U.S.):

We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of Capital Appreciation Variable Account, Global Governments Variable Account, Government Securities Variable Account, High Yield Variable Account, Money Market Variable Account and Total Return Variable Account (the “Variable Accounts”) as of December 31, 2010, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Variable Accounts’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Variable Accounts are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Variable Accounts’ internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2010, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial positions of Capital Appreciation Variable Account, Global Governments Variable Account, Government Securities Variable Account, High Yield Variable Account, Money Market Variable Account and Total Return Variable Account as of December 31, 2010, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts

February 14, 2011

Compass Variable Accounts

Members of Boards of Managers and Officers — Identification and Background

The Members of the Boards of Managers (“Managers”) and the officers of each Account, as of February 1, 2011, are listed below, together with their principal occupations during the past five years. (Their titles may have varied during that period.) The address of each Manager and officer is 500 Boylston Street, Boston, Massachusetts 02116.

Name, Date of Birth	Position(s) Held with Fund	Manager/Officer Since(h)	Principal Occupation During the Past Five Years and Other Directorships(j)
INTERESTED MANAGERS
David D. Horn(k) (born 6/07/41)	Board Member	April 1986	Private investor; Sun Life Assurance Company of Canada, Senior Vice President and General Manager for the United States (until 1997); Director (until March 2004)

INDEPENDENT MANAGERS
J. Kermit Birchfield (born 1/08/40)	Chairman	May 1997	Consultant; Century Partners, Inc. (investments), Director; Displaytech, Inc. (technology), Chairman; Dessin Fournir LLC (furniture manufacturer), Director; Site Watch LLC (software to monitor oil tanks), Managing Director (2006 to present); Juridica Investments (fund investing in judicial matters), Director (2007 to present), Immuno Science, Inc. (medical research), Independent Director ( 2009 to present), Intermountain Industries, Inc. (oil & gas exploration and production), Director (until February 2009)

Robert C. Bishop (born 1/13/43)	Board Member	May 2001	AutoImmune, Inc. (pharmaceutical product development), Chairman, President and Chief Executive Officer; Caliper Life Sciences Corp. (laboratory analytical instruments), Chairman; Optobionics Corporation (ophthalmic devices), Director (until 2007); Millipore Corporation (purification/filtration products), Director (until July 2010); Waterstreet Capital (leverage buyouts), Advisory Board (until August 2010)

Frederick H. Dulles (born 3/12/42)	Board Member	May 2001	Dulles International Law LLC (law firm), Senior Lawyer (since 2009); Juridica Capital Management (US) Inc. (litigation financing), Vice President and General Counsel (since 2009); Dulles Properties LLC (real estate), Broker (since 2008); The Citadel School of Business Administration (education), Adjunct Professor (since 2003); Disher, Hamrick & Myers Residential, Inc. (real estate), Broker (until 2006); Frederick H. Dulles Law Practice (law firm), (until 2006); Charlestown School of Law (education), Adjunct Professor (until 2007); Prudential Carolina Real Estate, (real estate), Broker (until 2008); Free Enterprise Foundation Inc. (research institute), Director & Secretary (until 2008); Ten State International Law PLLP (law firm), Of Counsel (until 2009)

Marcia A. Kean (born 6/30/48)	Board Member	April 2005	Feinstein Kean Healthcare (consulting), Chief Executive Officer

Members of Boards of Managers and Officers — continued

Name, Date of Birth	Position(s) Held with Fund	Manager/Officer Since(h)	Principal Occupation During the Past Five Years and Other Directorships(j)

Ronald G. Steinhart (born 6/15/40)	Board Member	May 2001	Private investor; Penske Automotive Group (automotive retailer), Director; Animal Health International, Inc. (animal health products), Director (since 2007); Texas Industries (concrete/aggregates/cement), Director (since 2007); Susser Holdings Corporation (retail convenience stores and distributor of wholesale motor fuel), Director (since 2009); Prentiss Properties Trust (real estate investment trust), Director (until 2006); Penson Worldwide, Inc. (securities clearance), Director (until 2008)

Haviland Wright (born 7/21/48)	Board Member	May 2001	X-Change Corp. (multi-media web services), Director (since 2010); Nano Loa Inc. (liquid crystal displays), Director (until 2009); Profitability of Hawaii (software), Chief Development Officer (until 2010); Elixir Technologies Corporation (software), Director (until 2010)

OFFICERS
Maria F. DiOrioDwyer(n) (born 12/01/58)	President	November 2005	Massachusetts Financial Services Company, Executive Vice President and Chief Regulatory Officer; Chief Compliance Officer (since December 2006)

Christopher R. Bohane(n) (born 1/18/74)	Assistant Secretary and Assistant Clerk	July 2005	Massachusetts Financial Services Company, Vice President and Senior Counsel

John M. Corcoran(n) (born 4/13/65)	Treasurer	October 2008	Massachusetts Financial Services Company, Senior Vice President (since October 2008); State Street Bank and Trust (financial services provider), Senior Vice President, (until September 2008)

Ethan D. Corey(n) (born 11/21/63)	Assistant Secretary and Assistant Clerk	July 2005	Massachusetts Financial Services Company, Senior Vice President and Associate General Counsel

David L. DiLorenzo(n) (born 8/10/68)	Assistant Treasurer	July 2005	Massachusetts Financial Services Company, Vice President

Timothy M. Fagan(n) (born 7/10/68)	Assistant Secretary and Assistant Clerk	September 2005	Massachusetts Financial Services Company, Vice President and Senior Counsel

Mark D. Fischer(n) (born 10/27/70)	Assistant Treasurer	July 2005	Massachusetts Financial Services Company, Vice President

Members of Boards of Managers and Officers — continued

Name, Date of Birth	Position(s) Held with Fund	Manager/Officer Since(h)	Principal Occupation During the Past Five Years and Other Directorships(j)

Robyn L. Griffin (born 7/04/75)	Assistant Independent Chief Compliance Officer	August 2008	Griffin Compliance LLC (provider of compliance services), Principal (since August 2008); State Street Corporation (financial services provider), Mutual Fund Administration Assistant Vice President (October 2006 – July 2008); Liberty Mutual Group (insurance), Personal Market Assistant Controller (April 2006 – October 2006); Deloitte & Touche LLP (professional services firm), Senior Manager (prior to April 2006))

Brian E. Langenfeld(n) (born 3/07/73)	Assistant Secretary and Assistant Clerk	May 2006	Massachusetts Financial Services Company, Vice President and Senior Counsel (since May 2006); John Hancock Advisers, LLC, Assistant Vice President and Counsel (until April 2006)

Ellen Moynihan(n) (born 11/13/57)	Assistant Treasurer	May 1997	Massachusetts Financial Services Company, Senior Vice President

Susan S. Newton(n) (born 3/07/50)	Assistant Secretary and Assistant Clerk	May 2005	Massachusetts Financial Services Company, Senior Vice President and Associate General Counsel

Susan A. Pereira(n) (born 11/05/70)	Assistant Secretary and Assistant Clerk	July 2005	Massachusetts Financial Services Company, Vice President and Senior Counsel

Mark N. Polebaum(n) (born 5/01/52)	Secretary and Clerk	February 2006	Massachusetts Financial Services Company, Executive Vice President, General Counsel and Secretary (since January 2006); Wilmer Cutler Pickering Hale and Dorr LLP (law firm), Partner (until January 2006)

Frank L. Tarantino (born 3/07/44)	Independent Chief Compliance Officer	September 2004	Tarantino LLC (provider of compliance services), Principal

Richard S. Weitzel(n) (born 7/16/70)	Assistant Secretary and Assistant Clerk	October 2007	Massachusetts Financial Services Company, Vice President and Assistant General Counsel

James O. Yost(n) (born 6/12/60)	Assistant Treasurer	April 1992	Massachusetts Financial Services Company, Senior Vice President

(h)

Date first appointed to serve as Manager/Trustee/Officer of an MFS/Sun Life Product. Each Manager has served continuously since appointment. For the period March 2008 until October 2008, Ms. DiOrioDwyer served as Treasurer of the Funds.

(j)	Directorships or trusteeships of companies required to report to the Securities and Exchange Commission (i.e., “public companies”).
(k)

“Interested person” of Sun Life of Canada (U.S.), within the meaning of the Investment Company Act of 1940 (referred to as the 1940 Act), which is the principal federal law governing investment companies like the Accounts. The address of Sun Life of Canada (U.S.) is One Sun Life Executive Park, Wellesley Hills, Massachusetts 02481.

(n)	“Interested person” of MFS within the meaning of the 1940 Act. The address of MFS is 500 Boylston Street, Boston, Massachusetts 02116.

The Accounts do not hold annual meetings for the purpose of electing Managers, and Managers are not elected for fixed terms. Each Manager and officer holds office until his or her successor is chosen and qualified, or until his or her earlier death, resignation, retirement or removal.

Members of Boards of Managers and Officers — continued

All Managers currently serve as Managers of each Account and have served in that capacity since originally elected or appointed. All of the Managers are also Trustees of the MFS Variable Insurance Trust II. The executive officers of the Compass Variable Accounts hold similar offices for the MFS Variable Insurance Trust II and other funds in the MFS fund complex. Each Manager serves as a Trustee or Manager of 31 Accounts/Portfolios.

The Statement of Additional Information contains further information about the Managers and is available without charge upon request by calling 1-800-752-7215.

Board Review of Investment Advisory Agreements

The Investment Company Act of 1940 requires that both the full Board of Managers and a majority of the non-interested (“independent”) Managers, voting separately, annually approve the continuation of each Variable Account’s investment advisory agreement with Massachusetts Financial Services Company (“MFS”). The Managers consider matters bearing on the Variable Accounts and their advisory arrangements at their meetings throughout the year, including a review of performance data at each regular meeting. In addition, the independent Managers met in person in May and again in July 2010 (“contract review meetings”) for the specific purpose of considering whether to approve the continuation of the investment advisory agreements for the Variable Accounts. The independent Managers were assisted in their evaluation of the investment advisory agreements by independent legal counsel, from whom they received separate legal advice and with whom they met separately from MFS management during various contract review meetings. The independent Managers were also assisted in this process by the Variable Accounts’ Independent Chief Compliance Officer, a full-time senior officer appointed by and reporting to the independent Managers.

In connection with their deliberations, the Managers, including the independent Managers, considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant. Each investment advisory agreement was considered separately for each Variable Account, although the Managers also took into account the common interests of all Variable Accounts in their review. As described below, the Managers considered the nature, quality, and extent of the various investment advisory, administrative, and shareholder services performed by MFS under the existing investment advisory agreements and other arrangements with the Variable Accounts.

In connection with their contract review meetings, the Managers received and relied upon materials which included, among other items: (i) information provided by Lipper Inc. (“Lipper”) on the investment performance of each Variable Account for various time periods ended December 31, 2009, compared to the investment performance of a group of funds with substantially similar investment classifications/objectives (the “Lipper performance universe”), (ii) information provided by Lipper on each Variable Account’s advisory fees and other expenses compared to the advisory fees and other expenses of comparable funds identified by Lipper (the “Lipper expense group”), (iii) information provided by MFS on the advisory fees of comparable portfolios of its other clients, including institutional separate account and other clients, (iv) information as to whether, and to what extent applicable, expense waivers, reimbursements or fee “breakpoints” are observed for a Variable Account, (v) information regarding MFS’ financial results and financial condition, including MFS’ and certain of its affiliates’ estimated profitability from services performed for the Variable Accounts, (vi) MFS’ views regarding the outlook for the mutual fund industry and its strategic business plans, (vii) descriptions of various functions performed by MFS for the Variable Accounts, such as compliance monitoring and portfolio trading practices, and (viii) information regarding the overall organization of MFS, including information about MFS’ senior management and other personnel providing investment advisory, administrative and other services to the Variable Accounts. The comparative performance, fee and expense information prepared and provided by Lipper was not independently verified, and the independent Managers did not independently verify any information provided to them by MFS.

The Managers’ conclusions as to the continuation of the investment advisory agreements were based on comprehensive consideration of all information provided to the Managers and were not the result of any single factor. Some of the factors that figured particularly in the Managers’ deliberations are described below for each Variable Account, while individual Managers may have given different weight to various factors and evaluated the information presented as a whole differently than another Manager. The Managers recognized that the fee arrangements for the Variable Accounts reflect years of review and discussion between the independent Managers and MFS, that certain aspects of such arrangements may receive greater scrutiny in some years than others, and that the Managers’ conclusions may be based, in part, on their consideration of these same arrangements during the course of the year and in prior years.

Based on information provided by Lipper, the Managers compared each Variable Account’s total return investment performance to the performance of its Lipper performance universe over the one-, three- and five-year periods ended December 31, 2009. The Managers did not rely on performance results for more recent periods, including those shown elsewhere in this report.

In the course of their deliberations, the Managers took into account information provided by MFS during contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year. For Variable Accounts whose performance lagged their peer groups, they discussed the factors that contributed thereto and MFS’ efforts to improve such Variable Account’s performance. After reviewing this information, the Managers concluded, within the context of their overall conclusions regarding the investment advisory agreements, that they were satisfied with MFS’ responses and efforts relating to investment performance.

In assessing the reasonableness of each Variable Account’s advisory fee, the Managers considered, among other information, each Variable Account’s advisory fee and the total expense ratio as a percentage of average daily net assets, compared to the advisory fees and total expense ratios of peer groups of funds based on information provided by Lipper. The Managers also considered the advisory fees charged by MFS to institutional accounts. In comparing these fees, the Managers considered the generally broader scope of services provided by MFS to the Variable Accounts than those provided to institutional accounts. The Managers also considered the higher demands placed on MFS’ investment personnel and trading infrastructure as a result of the daily cash in-flows and out-flows of the Variable Accounts, and the impact on MFS and related expenses due to the more extensive regulatory regime to which the Variable Accounts are subject, compared to institutional accounts.

The Managers also considered whether a Variable Account is likely to benefit from any economies of scale due to future asset growth. In this regard, the Managers reviewed the adequacy of breakpoints and discussed with MFS any adjustments necessary for the shareholders’ benefit.

Board Review of Investment Advisory Agreements — continued

The Managers also considered information prepared by MFS relating to its costs and profits with respect to each Variable Account and other investment companies and accounts advised by MFS, as well as MFS’ methodologies used to determine and allocate its costs to the Variable Accounts and other accounts and products for purposes of estimating profitability.

After reviewing these and other factors described below, the Managers concluded that the advisory fees charged to the Variable Accounts represent reasonable compensation in light of the nature and quality of the services being provided by MFS.

In addition, the Managers considered MFS’ resources and related efforts to continue to retain, attract and motivate capable personnel to serve the Variable Accounts. The Managers also considered the financial resources of MFS and its parent, Sun Life Financial Inc. The Managers further considered any advantages and possible disadvantages of having an adviser which also serves other investment companies as well as institutional accounts.

The Managers also considered the nature, quality, cost, and extent of administrative, transfer agency, and distribution services provided to the Variable Accounts by MFS and its affiliates under agreements and plans other than the investment advisory agreements. The Managers also considered the nature, extent and quality of certain other services MFS performs or arranges on the Variable Accounts’ behalf, which may include securities lending programs, directed expense payment programs, class action recovery programs, and MFS’ interaction with third-party service providers, principally custodians and sub-custodians. The Managers concluded that the various non-advisory services provided by MFS and its affiliates on behalf of the Variable Accounts were satisfactory. The Managers also considered the benefits to MFS from the use of the Variable Accounts’ portfolio brokerage commissions to pay for investment research and various other factors. Additionally, the Managers considered so-called “fall-out benefits” to MFS such as reputational value derived from serving as investment manager to the Variable Accounts, and determined that any such benefits derived by MFS were reasonable and fair.

Based on their evaluation of factors that they deemed to be material, including those factors described above, the Board of Managers, including a majority of the independent Managers, concluded that the investment advisory agreements should be continued for an additional one-year period, commencing September 1, 2010.

Capital Appreciation Variable Account

The Managers noted the Variable Account’s performance was in the 3rd quintile relative to the other funds in the Lipper performance universe for the one-year period (the 1st quintile being the best performers and the 5th quintile being the worst performers). The total return performance of the Variable Account was in the 1st quintile for the three-year period and the 3rd quintile for the five-year period ended December 31, 2009, relative to the Lipper performance universe. Based on the nature and quality of services provided by MFS, the Board of Managers concluded that the Variable Account’s performance was satisfactory.

In considering the fees, the Managers noted from the Lipper data that the Variable Account’s effective advisory fee and total expense ratio were each approximately at the median of such fees and expenses of funds in the Lipper expense group. In addition, the Managers accepted MFS’ offer to continue its expense limitation for the Variable Account. The Managers further concluded that the existing breakpoint was sufficient to allow the Variable Account to benefit from economies of scale as its assets grow. The Managers concluded that the fees were reasonable in light of the nature and quality of services provided.

Global Governments Variable Account

The Managers noted the Variable Account’s performance was in the 5th quintile relative to the other funds in the Lipper performance universe for the one-year period (the 1st quintile being the best performers and the 5th quintile being the worst performers). The total return performance of the Variable Account was in the 3rd quintile for the three-year period and the 5th quintile for the five-year period ended December 31, 2009, relative to the Lipper performance universe. Based on the nature and quality of services provided by MFS, the Board of Managers concluded that the Variable Account’s performance was adequate.

In considering the fees, the Managers noted from the Lipper data that the Variable Account’s effective advisory fee rate was below the median and total expense ratio was above the median of such fees and expenses of funds in the Lipper expense group. The Managers further concluded that the existing breakpoint was sufficient to allow the Variable Account to benefit from economies of scale as its assets grow. The Managers concluded that the fees were reasonable in light of the nature and quality of services provided.

Government Securities Variable Account

The Managers noted the Variable Account’s performance was in the 3rd quintile relative to the other funds in the Lipper performance universe for the one-year period (the 1st quintile being the best performers and the 5th quintile being the worst performers). The total return performance of the Variable Account was in the 1st quintile for the three and the five-year periods ended December 31, 2009, relative to the Lipper performance universe. Based on the nature and quality of services provided by MFS, the Board of Managers concluded that the Variable Account’s performance was satisfactory.

In considering the fees, the Managers noted from the Lipper data that the Variable Account’s effective advisory fee rate and total expense ratio were each above the median of such fees and expenses of funds in the Lipper expense group. The Managers further concluded that the existing

Board Review of Investment Advisory Agreements — continued

breakpoint was sufficient to allow the Variable Account to benefit from economies of scale as its assets grow. The Managers concluded that the fees were reasonable in light of the nature and quality of services provided.

High Yield Variable Account

The Managers noted the Variable Account’s performance was in the 2nd quintile relative to the other funds in the Lipper performance universe for the one-year period (the 1st quintile being the best performers and the 5th quintile being the worst performers). The total return performance of the Variable Account was in the 4th quintile for the three-year and the five-year periods ended December 31, 2009, relative to the Lipper performance universe. Based on the nature and quality of services provided by MFS and MFS’ explanation of steps taken to improve performance, the Board of Managers concluded that the Variable Account’s performance was adequate.

In considering the fees, the Managers noted from the Lipper data that the Variable Account’s effective advisory fee rate and total expense ratio were each approximately at the median of such fees and expenses of funds in the Lipper expense group. In addition, the Managers noted that MFS agreed to continue its waiver to reduce its advisory fee on average daily net assets up to $300 million, and they accepted MFS’ offer to continue the expense limitation for the Variable Account. The Managers further concluded that the existing breakpoint was sufficient to allow the Variable Account to benefit from economies of scale as its assets grow. The Managers concluded that the fees were reasonable in light of the nature and quality of services provided.

Money Market Variable Account

The Managers noted the Variable Account’s performance was in the 5th quintile relative to the other funds in the Lipper performance universe for the one-year period (the 1st quintile being the best performers and the 5th quintile being the worst performers). The total return performance of the Variable Account was in the 5th quintile for the three-year period and the 4th quintile for the five-year period ended December 31, 2009, relative to the Lipper performance universe. Based on the nature and quality of services provided by MFS, the Board of Managers concluded that the Variable Account’s performance was adequate.

In considering the fees, the Managers noted from the Lipper data that the Variable Account’s effective advisory fee rate and total expense ratio were each below the median of such fees and expenses of funds in the Lipper expense group. In addition, the Managers noted that MFS agreed to reduce its advisory fee on average daily net assets over $500 million on a permanent basis, requiring shareholder approval for any modification or termination, and they accepted MFS’ offer to continue the expense limitation for the Variable Account. The Managers further concluded that the existing breakpoint was sufficient to allow the Variable Account to benefit from economies of scale as its assets grow. The Managers concluded that the fees were reasonable in light of the nature and quality of services provided.

Total Return Variable Account

The Managers noted the Variable Account’s performance was in the 5th quintile relative to the other funds in the Lipper performance universe for the one-year period (the 1st quintile being the best performers and the 5th quintile being the worst performers). The total return performance of the Variable Account was in the 4th quintile for the three-year and the five-year periods ended December 31, 2009, relative to the Lipper performance universe. Based on the nature and quality of services provided by MFS, the Board of Managers concluded that the Variable Account’s performance was adequate.

In considering the fees, the Managers noted from the Lipper data that the Variable Account’s effective advisory fee rate was above the median and total expense ratio was approximately at the median of such fees and expenses of funds in the Lipper expense group. In addition, the Managers accepted MFS’ offer to continue the expense limitation for the Variable Account. The Managers further concluded that the existing breakpoint was sufficient to allow the Variable Account to benefit from economies of scale as its assets grow. The Managers concluded that the fees were reasonable in light of the nature and quality of services provided.

A discussion regarding the Board’s most recent review and renewal of each variable account’s Investment Advisory Agreement with MFS is available by clicking on the variable account’s name under “Compass” in the “Products and Performance” section of the MFS Web site (mfs.com).

MFS® Privacy Notice

Privacy is a concern for every investor today. At MFS Investment Management® and the MFS funds, we take this concern very seriously. We want you to understand our policies about the investment products and services that we offer, and how we protect the nonpublic personal information of investors who have a direct relationship with us and our wholly owned subsidiaries.

Throughout our business relationship, you provide us with personal information. We maintain information and records about you, your investments, and the services you use. Examples of the nonpublic personal information we maintain include

•	data from investment applications and other forms
•	share balances and transactional history with us, our affiliates, or others
•	facts from a consumer reporting agency

We do not disclose any nonpublic personal information about our customers or former customers to anyone, except as permitted by law. We may share nonpublic personal information with third parties or certain of our affiliates in connection with servicing your account or processing your transactions. We may share information with companies or financial institutions that perform marketing services on our behalf or with other financial institutions with which we have joint marketing arrangements, subject to any legal requirements.

Authorization to access your nonpublic personal information is limited to appropriate personnel who provide products, services, or information to you. We maintain physical, electronic, and procedural safeguards to help protect the personal information we collect about you.

If you have any questions about the MFS privacy policy, please call 1-800-225-2606 any business day.

Note: If you own MFS products or receive MFS services in the name of a third party such as a bank or broker-dealer, their privacy policy may apply to you instead of ours.

Investment Adviser

Massachusetts Financial Services Company

500 Boylston Street, Boston, MA 02116-3741

Custodian and Dividend Disbursing Agent

State Street Bank and Trust

1 Lincoln Street, Boston, MA 02111-2900

Proxy Voting Policies and Information

A general description of the variable accounts’ proxy voting policies and procedures is available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s website at http://www.sec.gov.

Information regarding how the accounts voted proxies relating to portfolio securities during the most recent twelve month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s website at http://www.sec.gov.

Quarterly Portfolio Disclosure

The accounts will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The accounts’ Form N-Q may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

Washington, D.C. 20549 0102

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. The accounts’ Form N-Q is available on the EDGAR database on the Commission’s Internet website at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfor@sec.gov or by writing the Public Reference Section at the above address.

Further Information

From time to time, MFS may post important information about a variable account or the MFS funds on the MFS web site (mfs.com). This information is available by visiting the “News & Commentary” section of mfs.com or by clicking on the variable account’s name under “Compass” in the “Products and Performance” section of mfs.com.

cous-ann-2/11

Sun Life Financial Distributors Inc.

ITEM 2.	CODE OF ETHICS.

The Registrant has adopted a Code of Ethics pursuant to Section 406 of the Sarbanes-Oxley Act and as defined in Form N-CSR that applies to the Registrant’s principal executive officer and principal financial and accounting officer. During the period covered by this report, the Registrant has not amended any provision in its Code of Ethics (the “Code”) that relates to an element of the Code’s definitions enumerated in paragraph (b) of Item 2 of this Form N-CSR. During the period covered by this report, the Registrant did not grant a waiver, including an implicit waiver, from any provision of the Code.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Messrs. J. Kermit Birchfield, Robert C. Bishop, and Haviland Wright, members of the Audit Committee, have been determined by the Board of Managers in their reasonable business judgment to meet the definition of “audit committee financial expert” as such term is defined in Form N-CSR. In addition, Messrs. J. Kermit Birchfield, Robert C. Bishop, and Haviland Wright are “independent” members of the Audit Committee as defined in Form N-CSR.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Items 4(a) through 4(d) and 4(g):

The Board of Managers has appointed Deloitte & Touche LLP (“Deloitte”) to serve as independent accountants to the Registrant (hereinafter referred to as the “Account”). The tables below set forth the audit fees billed to the Account as well as fees for non-audit services provided to the Account and/or to the Account’s investment adviser, Massachusetts Financial Services Company (“MFS”), and to various entities either controlling, controlled by, or under common control with MFS that provide ongoing services to the Account (“MFS Related Entities”).

For the fiscal years ended December 31, 2010 and 2009, audit fees billed to the Account by Deloitte were as follows:

	Audit Fees
	2010	2009
Fees billed by Deloitte:
Total Return Variable Account	50,159	49,192

For the fiscal years ended December 31, 2010 and 2009, fees billed by Deloitte for audit-related, tax and other services provided to the Account and for audit-related, tax and other services provided to MFS and MFS Related Entities were as follows:

	Audit-Related Fees[1]		Tax Fees[2]		All Other Fees[3]
	2010	2009	2010	2009	2010	2009
Fees billed by Deloitte:
To Total Return Variable Account	0	0	0	0	1,376	1,166
To MFS and MFS Related Entities of Total Return Variable Account*	1,241,490	1,061,841	0	0	60,000	59,174

	2010		2009
Aggregate fees for non-audit services:
To Total Return Variable Account, MFS and MFS Related Entities#	1,903,662		1,361,346

*	This amount reflects the fees billed to MFS and MFS Related Entities for non-audit services relating directly to the operations and financial reporting of the Account (portions of which services also related to the operations and financial reporting of other funds within the MFS Funds complex).
#	This amount reflects the aggregate fees billed by Deloitte for non-audit services rendered to the Account and for non-audit services rendered to MFS and the MFS Related Entities.
[1]

The fees included under “Audit-Related Fees” are fees related to assurance and related services that are reasonably related to the performance of the audit or review of financial statements, but not reported under “Audit Fees,” including accounting consultations, agreed-upon procedure reports, attestation reports, comfort letters and internal control reviews.

[2]

The fees included under “Tax Fees” are fees associated with tax compliance, tax advice and tax planning, including services relating to the filing or amendment of federal, state or local income tax returns, regulated investment company qualification reviews and tax distribution and analysis.

[3]

The fees included under “All Other Fees” are fees for products and services provided by Deloitte other than those reported under “Audit Fees,” “Audit-Related Fees” and “Tax Fees,” including fees for services related to analysis of certain portfolio holdings and, review of internal controls and review of Rule 38a-1 compliance program.

Item 4(e)(1):

Set forth below are the policies and procedures established by the Audit Committee of the Board of Managers relating to the pre-approval of audit and non-audit related services:

To the extent required by applicable law, pre-approval by the Audit Committee of the Board is needed for all audit and permissible non-audit services rendered to the Funds and all permissible non-audit services rendered to MFS or MFS Related Entities if the services relate directly to the operations and financial reporting of the Registrant. Pre-approval is currently on an engagement-by-engagement basis. In the event pre-approval of such services is necessary between regular meetings of the Audit Committee and it is not practical to wait to seek pre-approval at the next regular meeting of the Audit Committee, pre-approval of such services may be referred to the Chair of the Audit Committee for approval; provided that the Chair may not pre-approve any individual engagement for such services exceeding $50,000 or multiple engagements for such services in the aggregate exceeding $100,000 in each period between regular meetings of the Audit Committee. Any engagement pre-approved by the Chair between regular meetings of the Audit Committee shall be presented for ratification by the entire Audit Committee at its next regularly scheduled meeting.

Item 4(e)(2):

None, or 0%, of the services relating to the Audit-Related Fees, Tax Fees and All Other Fees paid by the Account and MFS and MFS Related Entities relating directly to the operations and financial reporting of the Registrant disclosed above were approved by the audit committee pursuant to paragraphs (c)(7)(i)(C) of Rule 2-01 of Regulation S-X (which permits audit committee approval after the start of the engagement with respect to services other than audit, review or attest services, if certain conditions are satisfied).

Item 4(f): Not applicable.

Item 4(h): The Registrant’s Audit Committee has considered whether the provision by a Registrant’s independent registered public accounting firm of non-audit services to MFS and MFS Related Entities that were not pre-approved by the Committee (because such services did not relate directly to the operations and financial reporting of the Registrant) was compatible with maintaining the independence of the independent registered public accounting firm as the Registrant’s principal auditors.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the Registrant.

ITEM 6.	SCHEDULE OF INVESTMENTS

None. The Registrant did not have any investments as of period end.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the Registrant.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to the procedures by which shareholders may send recommendations to the Board for nominees to the Registrant’s Board since the Registrant last provided disclosure as to such procedures in response to the requirements of Item 407 (c)(iv) of Regulation S-K or this Item.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-CSR, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter covered by the report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a)	File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(1)	Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Code of Ethics attached hereto.

(2)	A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

(b)

If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed “filed” for the purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference: Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) TOTAL RETURN VARIABLE ACCOUNT

By (Signature and Title)*	MARIA F. DIORIODWYER
Maria F. DiOrioDwyer, President

Date: February 14, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	MARIA F. DIORIODWYER
Maria F. DiOrioDwyer, President (Principal Executive Officer)

Date: February 14, 2011

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, Treasurer (Principal Financial Officer and Accounting Officer)

Date: February 14, 2011

*	Print name and title of each signing officer under his or her signature.